     As filed with the Securities and Exchange Commission on April 4, 2018



                                          Registration Statement Nos. 333-152259
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 9                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 205                             [X]


                       (Check Appropriate box or boxes.)


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On April 30, 2018 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
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This registration statement incorporates by reference the prospectus dated May 1, 2010 (the "Prospectus") filed in Post-Effective Amendment No. 2/Amendment No. 125 to the registration statement on Form N-4 (File Nos. 333-
152259/811-21262) filed on April 8, 2010.

This registration statement also incorporates by reference the Supplement dated May 1, 2011 to the Prospectus filed in Post-Effective Amendment No. 3/Amendment No. 137 to the registration statement on Form N-4 (File Nos. 333-
152259/811-21262) filed on April 7, 2011.

This registration statement also incorporates by reference the Supplement dated April 30, 2012 to the Prospectus filed in Post-Effective Amendment No. 4/Amendment No. 149 (as supplemented April 29, 2013, September 30, 2013 and October 18, 2013) to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 6, 2012.

This registration statement also incorporates by reference the Supplement dated April 29, 2014 to the Prospectus filed in Post-Effective Amendment No. 5/Amendment No. 167 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 4, 2014.

This registration statement also incorporates by reference the Supplement dated May 1, 2015 to the Prospectus filed in Post-Effective Amendment No. 6/Amendment No. 179 to the registration statement on Form N-4 (File Nos. 333-
152259/811-21262) filed on April 9, 2015.

This registration statement also incorporates by reference the Supplement dated May 1, 2016 to the Prospectus filed in Post-Effective Amendment No. 7/Amendment No. 190 to the registration statement on Form N-4 (File Nos. 333-
152259/811-21262) filed on April 7, 2016.


This registration statement also incorporates by reference the Supplement dated May 1, 2017 to the Prospectus filed in Post-Effective Amendment No. 8/Amendment No. 200 to the registration statement on Form N-4 (File Nos. 333-
152259/811-21262) filed on April 6, 2017.

                            PRIMELITE II(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for PrimElite II(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Equity and Income Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Clarion Global Real Estate Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B MFS(R) Total Return Portfolio -- Class F
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Equity-Income Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I QS Variable Conservative Growth -- Class I
     QS Variable Growth -- Class I
     QS Variable Moderate Growth -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2018. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 888-556-5412 or access the SEC's website (http://www.sec.gov). Please see Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                8%
          2 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
         8 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                8%
          2 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
         8 + years                                     0%

(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


                      WITHOUT E.S.P.                                                WITH E.S.P.
----------------------------------------------------------   ---------------------------------------------------------
 Mortality & Expense Risk Charge             1.50%(5)        Mortality & Expense Risk Charge             1.50%(5)
 Administrative Expense Charge             0.15%             Administrative Expense Charge             0.15%
 Total Annual Separate Account Charges     1.65%             E.S.P. Charge                             0.25%
                                                             Total Annual Separate Account Charges     1.90%

(5)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in BlackRock Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.03% for the Subaccount investing in the Invesco Comstock Portfolio - Class B, an amount equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E, and an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Clarion Global Real Estate Portfolio - Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-556-5412.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.49%       1.29%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth
  Portfolio++................................    0.75%         0.25%        0.27%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund.........    0.37%         0.25%        0.19%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund....................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund...........    0.52%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund........................    0.70%         0.25%        0.04%



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth
  Portfolio++................................   --             1.27%       --            1.27%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund......... 0.01%            0.82%     0.01%           0.81%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund....................   --             0.63%       --            0.63%
 American Funds Global Growth Fund...........   --             0.80%       --            0.80%
 American Funds Global Small
  Capitalization Fund........................   --             0.99%       --            0.99%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Small Cap Value Portfolio --
  Class B++......................................    0.75%     0.25%            0.04%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E++................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class B........................................    0.61%     0.25%            0.05%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B++......................................    0.66%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E++......................................    0.33%     0.15%            0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E++.........................    0.69%     0.15%            0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.35%     0.15%            0.04%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................    0.71%     0.10%            0.04%
 Jennison Growth Portfolio -- Class B++..........    0.60%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.56%       --             0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Equity-Income Portfolio.........................    0.44%     0.25%            0.09%
 Mid Cap Portfolio...............................    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Mutual Shares VIP Fund.................    0.69%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.69%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.70%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.70%     0.25%            0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.06%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --           0.10%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 American Funds Growth Fund......................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund...............   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Small Cap Value Portfolio --
  Class B++...................................... 0.07%            1.11%     0.01%           1.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E++................   --             0.73%     0.04%           0.69%
 Clarion Global Real Estate Portfolio --
  Class B........................................   --             0.91%       --            0.91%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%           0.81%
 MFS(R) Research International Portfolio --
  Class B........................................   --             0.99%     0.10%           0.89%
 Oppenheimer Global Equity Portfolio --
  Class B++......................................   --             0.95%     0.10%           0.85%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E++......................................   --             0.66%       --            0.66%
 BlackRock Capital Appreciation
  Portfolio -- Class E++.........................   --             0.87%     0.09%           0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.54%     0.03%           0.51%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B++..........   --             0.87%     0.08%           0.79%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.05%           0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Equity-Income Portfolio......................... 0.03%            0.81%       --            0.81%
 Mid Cap Portfolio...............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.02%           0.72%
 Franklin Mutual Shares VIP Fund.................   --             0.97%       --            0.97%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%       --            0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.74%       --            0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.76%       --            0.76%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.00%       --            1.00%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................   --             0.80%       --            0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.71%       --            0.71%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.85%       --            0.85%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I......................... 0.75%          --             0.07%
 QS Variable Conservative Growth --
  Class I......................................   --           --             0.14%
 QS Variable Growth -- Class I.................   --           --             0.12%
 QS Variable Moderate Growth -- Class I........   --           --             0.30%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio......... 0.45%          --             0.13%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........... 0.65%        0.25%            0.06%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................ 0.65%          --           0.64%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I.........................   --             0.82%       --              0.82%
 QS Variable Conservative Growth --
  Class I...................................... 0.62%            0.76%       --              0.76%
 QS Variable Growth -- Class I................. 0.73%            0.85%       --              0.85%
 QS Variable Moderate Growth -- Class I........ 0.68%            0.98%     0.10%             0.88%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.........   --             0.58%     0.03%             0.55%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio...........   --             0.96%       --              0.96%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.29%     0.40%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 888-556-5412 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                     INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------- ------------------------------------- ------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC. -- CLASS B
AB VPS Global Thematic Growth         Seeks long-term growth of capital.    AllianceBernstein L.P.
 Portfolio++
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES II
Invesco V.I. Equity and Income Fund   Seeks both capital appreciation and   Invesco Advisers, Inc.
                                      current income.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund                Seeks as high a level of current         Capital Research and Management
                                        income as is consistent with the         CompanySM
                                        preservation of capital.
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Global Small             Seeks long-term growth of capital.       Capital Research and Management
 Capitalization Fund                                                             CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E++                                                 Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
Invesco Comstock Portfolio --           Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
MFS(R) Research International           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity               Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --      Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class E++                              primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse/Wellington Core Equity      Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B     income over time and, secondarily,       Subadviser: Wellington Management
                                        long-term capital appreciation and       Company LLP
                                        current income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D++                                                                           Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Class B++                                                                           Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Equity-Income Portfolio                    Seeks reasonable income. The fund         Fidelity Management & Research
                                           will also consider the potential for      Company
                                           capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
Mid Cap Portfolio                          Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                   Seeks to maximize income while            Franklin Advisers, Inc.
                                           maintaining prospects for capital
                                           appreciation.
Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
                                           income as a secondary goal.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive            Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                         LLC
                                                                                     Subadviser: ClearBridge Investments,
                                                                                     LLC
ClearBridge Variable Appreciation          Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                                LLC
                                                                                     Subadviser: ClearBridge Investments,
                                                                                     LLC
ClearBridge Variable Dividend              Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++           dividend income and long-term             LLC
                                           capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                     LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   its primary objective. Current income     LLC
                                        is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
QS Variable Conservative Growth --      Seeks a balance of growth of capital      Legg Mason Partners Fund Advisor,
 Class I                                and income.                               LLC
                                                                                  Subadviser: QS Investors, LLC
QS Variable Growth -- Class I           Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
                                                                                  LLC
                                                                                  Subadviser: QS Investors, LLC
QS Variable Moderate Growth --          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Class I                                                                          LLC
                                                                                  Subadviser: QS Investors, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain a dollar weighted     Management Company; Western
                                        average effective duration within 30%     Asset Management Company
                                        of the average duration of the            Limited; Western Asset Management
                                        domestic bond market as a whole.          Company Ltd.; Western Asset
                                                                                  Management Company Pte Ltd.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                        investing in a diversified portfolio of   Inc.
                                        securities consisting primarily of
                                        common stocks.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2018, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $55,000 or 25% of pay for each participant in 2018.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
   FORMERLY METLIFE OF CT SEPARATE ACCOUNT PF/PF II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                          PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)....... 2017   0.986
                                                                             2016   1.011
                                                                             2015   1.001
                                                                             2014   0.971
                                                                             2013   0.803
                                                                             2012   0.721
                                                                             2011   0.957
                                                                             2010   0.821
                                                                             2009   0.545
                                                                             2008   1.054
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (1/02)............. 2008   1.083
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (2/02).............. 2008   1.066
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)............... 2017   2.331
                                                                             2016   2.064
                                                                             2015   2.154
                                                                             2014   2.013
                                                                             2013   1.639
                                                                             2012   1.483
                                                                             2011   1.527
                                                                             2010   1.386
                                                                             2009   1.150
                                                                             2008   1.513
 Invesco V.I. Growth and Income Subaccount (Series II) (2/02)............... 2014   1.911
                                                                             2013   1.452
                                                                             2012   1.291
                                                                             2011   1.343
                                                                             2010   1.217
                                                                             2009   0.997
                                                                             2008   1.495
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08)............................ 2017   1.719
                                                                             2016   1.697
                                                                             2015   1.721
                                                                             2014   1.662
                                                                             2013   1.727
                                                                             2012   1.666
                                                                             2011   1.596
                                                                             2010   1.525
                                                                             2009   1.376
                                                                             2008   1.540
 American Funds Global Growth Subaccount (Class 2) (5/03)................... 2017   2.908
                                                                             2016   2.938
                                                                             2015   2.793
                                                                             2014   2.775
                                                                             2013   2.184
                                                                             2012   1.812
                                                                             2011   2.022
                                                                             2010   1.839
                                                                             2009   1.314
                                                                             2008   2.168



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)....... 1.321                  300,414
                                                                             0.986                  364,981
                                                                             1.011                  396,640
                                                                             1.001                  468,897
                                                                             0.971                  543,181
                                                                             0.803                  695,897
                                                                             0.721                  838,334
                                                                             0.957                1,189,720
                                                                             0.821                1,503,352
                                                                             0.545                1,590,328
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (1/02)............. 0.995                       --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (2/02).............. 1.016                       --
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)............... 2.541               15,351,832
                                                                             2.331               17,040,901
                                                                             2.064               19,926,159
                                                                             2.154               23,857,540
                                                                             2.013               30,896,422
                                                                             1.639               39,560,425
                                                                             1.483               57,809,966
                                                                             1.527               78,146,690
                                                                             1.386               86,563,865
                                                                             1.150              100,669,658
 Invesco V.I. Growth and Income Subaccount (Series II) (2/02)............... 1.921                    6,272
                                                                             1.911               14,390,136
                                                                             1.452               19,311,555
                                                                             1.291               26,650,764
                                                                             1.343               36,347,579
                                                                             1.217               42,006,091
                                                                             0.997               47,682,329
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08)............................ 1.753                1,390,536
                                                                             1.719                1,760,126
                                                                             1.697                1,770,372
                                                                             1.721                2,495,565
                                                                             1.662                3,136,194
                                                                             1.727                4,171,159
                                                                             1.666                4,593,672
                                                                             1.596                4,843,696
                                                                             1.525                3,534,761
                                                                             1.376                  879,458
 American Funds Global Growth Subaccount (Class 2) (5/03)................... 3.760                2,524,755
                                                                             2.908                2,980,921
                                                                             2.938                3,543,107
                                                                             2.793                4,333,878
                                                                             2.775                5,599,372
                                                                             2.184                7,366,715
                                                                             1.812                9,913,929
                                                                             2.022               13,819,681
                                                                             1.839               14,908,183
                                                                             1.314               15,796,572

                        PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)............ 2017   3.496
                                                                                    2016   3.481
                                                                                    2015   3.530
                                                                                    2014   3.514
                                                                                    2013   2.785
                                                                                    2012   2.396
                                                                                    2011   3.013
                                                                                    2010   2.502
                                                                                    2009   1.577
                                                                                    2008   3.120
 American Funds Growth Subaccount (Class 2) (5/03)................................. 2017   2.812
                                                                                    2016   2.611
                                                                                    2015   2.484
                                                                                    2014   2.327
                                                                                    2013   1.819
                                                                                    2012   1.568
                                                                                    2011   1.666
                                                                                    2010   1.427
                                                                                    2009   1.041
                                                                                    2008   1.888
 American Funds Growth-Income Subaccount (Class 2) (5/03).......................... 2017   2.499
                                                                                    2016   2.278
                                                                                    2015   2.283
                                                                                    2014   2.098
                                                                                    2013   1.598
                                                                                    2012   1.383
                                                                                    2011   1.432
                                                                                    2010   1.306
                                                                                    2009   1.012
                                                                                    2008   1.655
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 2013   1.058
                                                                                    2012   0.880
                                                                                    2011   0.961
                                                                                    2010   0.919
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 2017   2.837
                                                                                    2016   2.197
                                                                                    2015   2.361
                                                                                    2014   2.360
                                                                                    2013   1.811
                                                                                    2012   1.561
                                                                                    2011   1.744
                                                                                    2010   1.478
                                                                                    2009   1.189
                                                                                    2008   1.722
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 2009   0.680
                                                                                    2008   1.206
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.883
                                                                                    2016   1.768
                                                                                    2015   1.721
                                                                                    2014   1.539
                                                                                    2013   1.166
                                                                                    2012   1.045
                                                                                    2011   1.060
                                                                                    2010   0.957
                                                                                    2009   0.816
                                                                                    2008   1.324
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 2017   1.749
                                                                                    2016   1.763
                                                                                    2015   1.818
                                                                                    2014   1.713
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2017   2.078
                                                                                    2016   1.801
                                                                                    2015   1.947
                                                                                    2014   1.811
                                                                                    2013   1.360
                                                                                    2012   1.167
                                                                                    2011   1.204
                                                                                    2010   1.065
                                                                                    2009   0.854



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)............ 4.330                 319,017
                                                                                    3.496                 339,175
                                                                                    3.481                 429,404
                                                                                    3.530                 521,300
                                                                                    3.514                 637,551
                                                                                    2.785                 778,472
                                                                                    2.396               1,053,503
                                                                                    3.013               1,907,458
                                                                                    2.502               1,417,836
                                                                                    1.577                 370,147
 American Funds Growth Subaccount (Class 2) (5/03)................................. 3.549               6,103,086
                                                                                    2.812               7,084,725
                                                                                    2.611               8,570,117
                                                                                    2.484              10,680,260
                                                                                    2.327              13,702,978
                                                                                    1.819              18,280,335
                                                                                    1.568              25,289,049
                                                                                    1.666              34,340,871
                                                                                    1.427              37,512,868
                                                                                    1.041              39,185,273
 American Funds Growth-Income Subaccount (Class 2) (5/03).......................... 3.009               5,228,790
                                                                                    2.499               6,050,820
                                                                                    2.278               7,365,482
                                                                                    2.283               8,785,865
                                                                                    2.098              11,228,231
                                                                                    1.598              15,290,854
                                                                                    1.383              21,240,510
                                                                                    1.432              27,531,978
                                                                                    1.306              30,265,785
                                                                                    1.012              32,967,055
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 1.124                      --
                                                                                    1.058              14,953,968
                                                                                    0.880              20,831,555
                                                                                    0.961               3,558,906
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 3.117               1,892,439
                                                                                    2.837               2,224,730
                                                                                    2.197               2,649,830
                                                                                    2.361               3,083,008
                                                                                    2.360               3,616,804
                                                                                    1.811               4,470,231
                                                                                    1.561               6,181,687
                                                                                    1.744               8,030,089
                                                                                    1.478               9,256,194
                                                                                    1.189              10,676,421
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 0.646                      --
                                                                                    0.680               1,548,272
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2.259                 315,138
                                                                                    1.883                 339,179
                                                                                    1.768                 374,205
                                                                                    1.721                 442,739
                                                                                    1.539                 550,219
                                                                                    1.166                 700,047
                                                                                    1.045                 986,302
                                                                                    1.060               1,377,303
                                                                                    0.957               1,686,540
                                                                                    0.816               1,949,371
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 1.906               2,453,285
                                                                                    1.749               2,670,301
                                                                                    1.763               3,077,014
                                                                                    1.818               3,885,490
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2.413              15,752,165
                                                                                    2.078              17,738,261
                                                                                    1.801              20,730,903
                                                                                    1.947              24,328,029
                                                                                    1.811              19,195,491
                                                                                    1.360              25,001,335
                                                                                    1.167              35,609,185
                                                                                    1.204              49,604,362
                                                                                    1.065              57,407,630

PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)                        UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2017   2.090           2.090                      --
                                                                           2016   2.029           2.090                      --
                                                                           2015   2.102           2.029               4,197,360
                                                                           2014   2.033           2.102               4,878,361
                                                                           2013   1.911           2.033               6,006,293
                                                                           2012   1.716           1.911               7,780,515
                                                                           2011   1.664           1.716              11,689,486
                                                                           2010   1.495           1.664              15,747,922
                                                                           2009   1.108           1.495              17,355,152
                                                                           2008   1.381           1.108              19,563,252
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2017   1.498           1.888               2,567,467
                                                                           2016   1.536           1.498               2,967,694
                                                                           2015   1.590           1.536               3,576,470
                                                                           2014   1.737           1.590               4,212,578
                                                                           2013   1.481           1.737               4,779,807
                                                                           2012   1.290           1.481               5,972,940
                                                                           2011   1.469           1.290               7,832,792
                                                                           2010   1.340           1.469               5,241,273
                                                                           2009   1.036           1.340               5,854,003
                                                                           2008   1.827           1.036               6,669,928
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2017   0.999           0.999                      --
                                                                           2016   0.999           0.999                      --
                                                                           2015   0.999           0.999                      --
                                                                           2014   0.999           0.999                      --
                                                                           2013   0.999           0.999                      --
                                                                           2012   0.889           0.999                      --
                                                                           2011   0.916           0.889               5,175,764
                                                                           2010   0.851           0.916               6,562,498
                                                                           2009   0.602           0.851               7,361,789
                                                                           2008   1.133           0.602               7,101,572
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/13).............. 2017   1.175           1.581               6,284,552
                                                                           2016   1.192           1.175               7,562,350
                                                                           2015   1.166           1.192               8,527,287
                                                                           2014   1.161           1.166              10,015,055
                                                                           2013   1.015           1.161              12,808,202
 BHFTI Pioneer Fund Subaccount (Class B) (5/09)........................... 2017   1.278           1.278                      --
                                                                           2016   1.271           1.278                      --
                                                                           2015   1.296           1.271               1,069,389
                                                                           2014   1.187           1.296               1,445,451
                                                                           2013   0.909           1.187               1,765,526
                                                                           2012   0.838           0.909               2,114,160
                                                                           2011   0.895           0.838               2,782,341
                                                                           2010   0.785           0.895               1,725,163
                                                                           2009   0.642           0.785               1,576,760
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   1.739           1.739                      --
                                                                           2016   1.696           1.739                  17,339
                                                                           2015   1.747           1.696              13,856,498
                                                                           2014   1.698           1.747              17,273,385
                                                                           2013   1.700           1.698              21,092,511
                                                                           2012   1.549           1.700              25,719,953
                                                                           2011   1.519           1.549              34,519,739
                                                                           2010   1.377           1.519              47,290,815
                                                                           2009   1.052           1.377              49,053,433
                                                                           2008   1.198           1.052              50,460,890
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2014   1.328           1.356                      --
                                                                           2013   1.009           1.328               2,458,489
                                                                           2012   0.870           1.009               3,170,119
                                                                           2011   0.921           0.870               4,432,276
                                                                           2010   0.800           0.921               6,136,899
                                                                           2009   0.687           0.800               6,938,896
                                                                           2008   1.097           0.687               7,412,555
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.979           2.279              32,301,566
                                                                           2016   1.734           1.979              37,438,760
                                                                           2015   1.826           1.734              44,209,768
                                                                           2014   1.675           1.826              52,003,013

                      PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)....................... 2017   1.433
                                                                                 2016   1.415
                                                                                 2015   1.432
                                                                                 2014   1.362
                                                                                 2013   1.397
                                                                                 2012   1.323
                                                                                 2011   1.264
                                                                                 2010   1.188
                                                                                 2009   1.105
                                                                                 2008   1.165
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).............. 2017   1.427
                                                                                 2016   1.451
                                                                                 2015   1.391
                                                                                 2014   1.300
                                                                                 2013   0.986
                                                                                 2012   0.878
                                                                                 2011   0.982
                                                                                 2010   0.834
                                                                                 2009   0.664
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 2017   0.934
                                                                                 2016   0.947
                                                                                 2015   0.963
                                                                                 2014   0.979
                                                                                 2013   0.995
                                                                                 2012   1.012
                                                                                 2011   1.029
                                                                                 2010   1.040
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11)......................................................................... 2017   1.572
                                                                                 2016   1.493
                                                                                 2015   1.486
                                                                                 2014   1.369
                                                                                 2013   1.044
                                                                                 2012   0.942
                                                                                 2011   1.066
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................ 2009   0.632
                                                                                 2008   1.079
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   1.339
                                                                                 2016   1.293
                                                                                 2015   1.279
                                                                                 2014   1.171
                                                                                 2013   0.897
                                                                                 2012   0.823
                                                                                 2011   0.864
                                                                                 2010   0.762
                                                                                 2009   0.519
                                                                                 2008   0.973
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2017   1.745
                                                                                 2016   1.777
                                                                                 2015   1.634
                                                                                 2014   1.528
                                                                                 2013   1.136
                                                                                 2012   0.999
                                                                                 2011   1.014
                                                                                 2010   0.926
                                                                                 2009   0.674
                                                                                 2008   1.019
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2017   1.899
                                                                                 2016   1.772
                                                                                 2015   1.808
                                                                                 2014   1.695
                                                                                 2013   1.451
                                                                                 2012   1.325
                                                                                 2011   1.318
                                                                                 2010   1.219
                                                                                 2009   1.047
                                                                                 2008   1.371



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)....................... 1.466               5,798,465
                                                                                 1.433               6,503,990
                                                                                 1.415               8,142,409
                                                                                 1.432               9,588,499
                                                                                 1.362              11,966,139
                                                                                 1.397              15,152,223
                                                                                 1.323              20,669,220
                                                                                 1.264              28,319,074
                                                                                 1.188              30,529,248
                                                                                 1.105              35,355,977
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).............. 1.877                 265,470
                                                                                 1.427                 287,291
                                                                                 1.451                 285,689
                                                                                 1.391                 308,822
                                                                                 1.300                 337,698
                                                                                 0.986                 397,565
                                                                                 0.878                 587,917
                                                                                 0.982                 844,403
                                                                                 0.834                 979,244
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 0.925               8,330,947
                                                                                 0.934              10,299,543
                                                                                 0.947              12,562,645
                                                                                 0.963              13,853,044
                                                                                 0.979              17,415,761
                                                                                 0.995              26,144,991
                                                                                 1.012              33,896,732
                                                                                 1.029              33,399,370
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11)......................................................................... 1.837               1,728,616
                                                                                 1.572               1,905,110
                                                                                 1.493                 934,224
                                                                                 1.486               1,127,639
                                                                                 1.369               1,352,005
                                                                                 1.044               1,932,084
                                                                                 0.942               2,995,324
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................ 0.625                      --
                                                                                 0.632               2,116,705
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 1.648               1,433,565
                                                                                 1.339               1,572,617
                                                                                 1.293               1,738,245
                                                                                 1.279               2,048,843
                                                                                 1.171               2,492,672
                                                                                 0.897               3,316,979
                                                                                 0.823               5,332,993
                                                                                 0.864               7,222,823
                                                                                 0.762               8,054,487
                                                                                 0.519               7,942,544
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2.352               4,713,745
                                                                                 1.745               5,407,895
                                                                                 1.777               6,252,718
                                                                                 1.634               7,511,800
                                                                                 1.528               9,258,188
                                                                                 1.136              12,174,366
                                                                                 0.999              12,939,884
                                                                                 1.014              17,108,820
                                                                                 0.926              19,492,424
                                                                                 0.674              22,050,665
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2.097              11,653,042
                                                                                 1.899              13,295,469
                                                                                 1.772              15,567,440
                                                                                 1.808              18,736,763
                                                                                 1.695              23,224,146
                                                                                 1.451              29,712,158
                                                                                 1.325              41,485,811
                                                                                 1.318              54,914,027
                                                                                 1.219              61,533,008
                                                                                 1.047              71,308,331

                        PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.901
                                                                                    2016   1.903
                                                                                    2015   1.751
                                                                                    2014   1.635
                                                                                    2013   1.198
                                                                                    2012   1.027
                                                                                    2011   1.058
                                                                                    2010   0.921
                                                                                    2009   0.655
                                                                                    2008   1.147
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.127
                                                                                    2016   1.130
                                                                                    2015   1.140
                                                                                    2014   1.126
                                                                                    2013   1.151
                                                                                    2012   1.131
                                                                                    2011   1.088
                                                                                    2010   1.044
                                                                                    2009   1.015
                                                                                    2008   1.035
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................... 2017   1.882
                                                                                    2016   1.626
                                                                                    2015   1.726
                                                                                    2014   1.618
                                                                                    2013   1.286
                                                                                    2012   1.117
                                                                                    2011   1.129
                                                                                    2010   0.998
                                                                                    2009   0.781
                                                                                    2008   1.389
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02).......................... 2017   3.280
                                                                                    2016   2.979
                                                                                    2015   3.079
                                                                                    2014   2.952
                                                                                    2013   2.209
                                                                                    2012   1.961
                                                                                    2011   2.236
                                                                                    2010   1.768
                                                                                    2009   1.286
                                                                                    2008   2.165
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)............................ 2017   5.955
                                                                                    2016   5.310
                                                                                    2015   5.808
                                                                                    2014   5.644
                                                                                    2013   5.036
                                                                                    2012   4.545
                                                                                    2011   4.513
                                                                                    2010   4.072
                                                                                    2009   3.053
                                                                                    2008   4.389
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)..................... 2017   1.987
                                                                                    2016   1.741
                                                                                    2015   1.862
                                                                                    2014   1.767
                                                                                    2013   1.400
                                                                                    2012   1.246
                                                                                    2011   1.280
                                                                                    2010   1.171
                                                                                    2009   0.944
                                                                                    2008   1.526
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................... 2011   1.185
                                                                                    2010   1.122
                                                                                    2009   0.870
                                                                                    2008   1.534
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04)...................... 2010   0.865
                                                                                    2009   0.728
                                                                                    2008   1.260



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2.495               1,376,178
                                                                                    1.901               1,502,968
                                                                                    1.903               1,655,419
                                                                                    1.751               1,815,767
                                                                                    1.635               2,140,686
                                                                                    1.198               2,688,702
                                                                                    1.027               3,693,588
                                                                                    1.058               4,547,127
                                                                                    0.921               4,885,662
                                                                                    0.655               4,770,548
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.132              14,950,117
                                                                                    1.127              17,075,841
                                                                                    1.130              20,011,094
                                                                                    1.140              24,913,859
                                                                                    1.126              29,114,616
                                                                                    1.151              35,685,051
                                                                                    1.131              45,036,262
                                                                                    1.088              58,963,186
                                                                                    1.044              63,274,247
                                                                                    1.015              76,590,535
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................... 2.086               1,549,148
                                                                                    1.882               1,932,935
                                                                                    1.626               2,359,056
                                                                                    1.726               2,758,632
                                                                                    1.618               3,210,434
                                                                                    1.286               4,063,827
                                                                                    1.117               5,893,597
                                                                                    1.129               7,948,211
                                                                                    0.998               8,851,969
                                                                                    0.781               9,298,498
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02).......................... 3.889               3,425,823
                                                                                    3.280               3,896,330
                                                                                    2.979               4,595,426
                                                                                    3.079               5,534,726
                                                                                    2.952               7,103,310
                                                                                    2.209               9,275,872
                                                                                    1.961              12,015,815
                                                                                    2.236              16,306,496
                                                                                    1.768              17,762,691
                                                                                    1.286              18,800,349
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)............................ 6.425                 468,597
                                                                                    5.955                 503,805
                                                                                    5.310                 706,814
                                                                                    5.808               1,062,171
                                                                                    5.644               1,785,098
                                                                                    5.036               2,136,220
                                                                                    4.545               2,159,895
                                                                                    4.513               2,885,709
                                                                                    4.072               1,961,170
                                                                                    3.053                 522,439
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)..................... 2.118               4,994,225
                                                                                    1.987               5,640,321
                                                                                    1.741               7,027,077
                                                                                    1.862               8,556,956
                                                                                    1.767              11,190,194
                                                                                    1.400              14,820,121
                                                                                    1.246              21,332,363
                                                                                    1.280              29,721,985
                                                                                    1.171              34,298,763
                                                                                    0.944              38,040,116
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................... 1.321                      --
                                                                                    1.185              18,963,105
                                                                                    1.122              21,681,183
                                                                                    0.870              23,999,113
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04)...................... 0.916                      --
                                                                                    0.865               3,563,982
                                                                                    0.728               3,976,831

                       PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)........ 2017   2.071
                                                                                   2016   2.080
                                                                                   2015   2.152
                                                                                   2014   1.817
                                                                                   2013   1.250
                                                                                   2012   1.071
                                                                                   2011   1.062
                                                                                   2010   0.864
                                                                                   2009   0.653
                                                                                   2008   1.113
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)............ 2014   1.664
                                                                                   2013   1.280
                                                                                   2012   1.132
                                                                                   2011   1.227
                                                                                   2010   1.069
                                                                                   2009   0.840
                                                                                   2008   1.347
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)............. 2017   2.144
                                                                                   2016   1.986
                                                                                   2015   1.987
                                                                                   2014   1.820
                                                                                   2013   1.423
                                                                                   2012   1.248
                                                                                   2011   1.237
                                                                                   2010   1.116
                                                                                   2009   0.929
                                                                                   2008   1.337
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.805
                                                                                   2008   1.161
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 2011   1.011
                                                                                   2010   0.912
                                                                                   2009   0.661
                                                                                   2008   1.162
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02).................. 2011   1.004
                                                                                   2010   0.912
                                                                                   2009   0.760
                                                                                   2008   1.082
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)........ 2017   1.854
                                                                                   2016   1.639
                                                                                   2015   1.741
                                                                                   2014   1.558
                                                                                   2013   1.258
                                                                                   2012   1.120
                                                                                   2011   1.055
                                                                                   2010   0.955
                                                                                   2009   0.790
                                                                                   2008   1.236
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 2017   1.710
                                                                                   2016   1.514
                                                                                   2015   1.611
                                                                                   2014   1.443
                                                                                   2013   1.167
                                                                                   2012   1.040
                                                                                   2011   0.982
                                                                                   2010   0.890
                                                                                   2009   0.738
                                                                                   2008   1.154
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)......... 2017   2.178
                                                                                   2016   2.062
                                                                                   2015   1.910
                                                                                   2014   1.703
                                                                                   2013   1.256
                                                                                   2012   1.061
                                                                                   2011   1.086
                                                                                   2010   1.005
                                                                                   2009   0.718
                                                                                   2008   1.163



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)........ 2.369               34,318,757
                                                                                   2.071               38,461,735
                                                                                   2.080               43,266,126
                                                                                   2.152               51,749,654
                                                                                   1.817               66,624,514
                                                                                   1.250               85,971,775
                                                                                   1.071              117,512,906
                                                                                   1.062              159,805,018
                                                                                   0.864              190,096,811
                                                                                   0.653              216,404,795
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)............ 1.672                       --
                                                                                   1.664               57,377,454
                                                                                   1.280               73,469,549
                                                                                   1.132              100,064,662
                                                                                   1.227              128,992,245
                                                                                   1.069              150,020,713
                                                                                   0.840              170,561,121
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)............. 2.522               28,742,485
                                                                                   2.144               33,016,105
                                                                                   1.986               38,788,659
                                                                                   1.987               46,430,802
                                                                                   1.820               56,749,606
                                                                                   1.423               71,963,406
                                                                                   1.248               97,919,455
                                                                                   1.237              132,066,158
                                                                                   1.116              150,283,013
                                                                                   0.929              172,485,379
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.793                       --
                                                                                   0.805                1,386,289
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 1.068                       --
                                                                                   1.011                3,711,344
                                                                                   0.912                4,068,068
                                                                                   0.661                4,497,153
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02).................. 1.091                       --
                                                                                   1.004               10,064,813
                                                                                   0.912               11,973,396
                                                                                   0.760               13,531,609
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)........ 2.173                5,711,714
                                                                                   1.854                6,723,414
                                                                                   1.639                8,082,832
                                                                                   1.741                9,862,018
                                                                                   1.558               12,926,351
                                                                                   1.258               16,816,696
                                                                                   1.120               23,749,786
                                                                                   1.055               24,240,297
                                                                                   0.955               27,564,448
                                                                                   0.790               32,586,716
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 2.001                2,269,961
                                                                                   1.710                2,495,070
                                                                                   1.514                2,841,068
                                                                                   1.611                3,868,945
                                                                                   1.443                4,239,352
                                                                                   1.167                5,076,506
                                                                                   1.040                6,273,346
                                                                                   0.982                6,917,344
                                                                                   0.890                7,158,829
                                                                                   0.738                7,634,551
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)......... 2.695                2,526,403
                                                                                   2.178                2,817,566
                                                                                   2.062                3,376,628
                                                                                   1.910                4,067,979
                                                                                   1.703                5,098,390
                                                                                   1.256                6,444,184
                                                                                   1.061                8,781,333
                                                                                   1.086               11,744,416
                                                                                   1.005               13,729,267
                                                                                   0.718               15,434,757

                      PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07)........ 2017   1.924
                                                                                 2016   1.731
                                                                                 2015   1.812
                                                                                 2014   1.649
                                                                                 2013   1.267
                                                                                 2012   1.105
                                                                                 2011   1.071
                                                                                 2010   0.994
                                                                                 2009   0.812
                                                                                 2008   1.282
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02)................ 2017   2.513
                                                                                 2016   2.336
                                                                                 2015   2.322
                                                                                 2014   2.183
                                                                                 2013   1.616
                                                                                 2012   1.393
                                                                                 2011   1.474
                                                                                 2010   1.223
                                                                                 2009   0.914
                                                                                 2008   1.436
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 2017   2.497
                                                                                 2016   2.399
                                                                                 2015   2.550
                                                                                 2014   2.491
                                                                                 2013   1.722
                                                                                 2012   1.466
                                                                                 2011   1.470
                                                                                 2010   1.194
                                                                                 2009   0.850
                                                                                 2008   1.458
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/02)......................................................................... 2011   1.083
                                                                                 2010   1.061
                                                                                 2009   0.839
                                                                                 2008   1.507
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)............. 2017   1.770
                                                                                 2016   1.675
                                                                                 2015   1.723
                                                                                 2014   1.670
                                                                                 2013   1.472
                                                                                 2012   1.323
                                                                                 2011   1.330
                                                                                 2010   1.182
                                                                                 2009   0.908
                                                                                 2008   1.271
 LMPVET QS Variable Growth Subaccount (Class I) (3/02).......................... 2017   1.664
                                                                                 2016   1.559
                                                                                 2015   1.621
                                                                                 2014   1.574
                                                                                 2013   1.265
                                                                                 2012   1.110
                                                                                 2011   1.155
                                                                                 2010   1.015
                                                                                 2009   0.779
                                                                                 2008   1.265
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)................. 2017   1.715
                                                                                 2016   1.614
                                                                                 2015   1.671
                                                                                 2014   1.619
                                                                                 2013   1.351
                                                                                 2012   1.199
                                                                                 2011   1.226
                                                                                 2010   1.084
                                                                                 2009   0.829
                                                                                 2008   1.253
Legg Mason Partners Variable Income Trust
 LMPVIT Government Subaccount (Class I) (2/02).................................. 2008   1.112



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07)........ 2.174                 905,776
                                                                                 1.924               1,009,177
                                                                                 1.731               1,103,115
                                                                                 1.812               1,310,574
                                                                                 1.649               1,782,570
                                                                                 1.267               2,119,409
                                                                                 1.105               2,843,235
                                                                                 1.071               3,873,059
                                                                                 0.994               4,555,502
                                                                                 0.812               5,507,852
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02)................ 2.788               3,056,950
                                                                                 2.513               3,392,961
                                                                                 2.336               3,738,800
                                                                                 2.322               4,397,159
                                                                                 2.183               5,399,189
                                                                                 1.616               6,743,791
                                                                                 1.393               9,423,013
                                                                                 1.474              13,000,794
                                                                                 1.223              15,156,969
                                                                                 0.914              17,463,808
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 3.052               1,423,904
                                                                                 2.497               1,551,174
                                                                                 2.399               1,732,802
                                                                                 2.550               1,963,876
                                                                                 2.491               2,349,689
                                                                                 1.722               2,861,799
                                                                                 1.466               4,104,060
                                                                                 1.470               5,219,190
                                                                                 1.194               5,957,498
                                                                                 0.850               6,052,721
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/02)......................................................................... 1.165                      --
                                                                                 1.083               6,255,855
                                                                                 1.061               7,140,613
                                                                                 0.839               7,916,992
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)............. 1.977               5,007,524
                                                                                 1.770               6,041,008
                                                                                 1.675               6,999,843
                                                                                 1.723               8,616,381
                                                                                 1.670              11,104,539
                                                                                 1.472              13,048,903
                                                                                 1.323              16,533,038
                                                                                 1.330              21,669,168
                                                                                 1.182              24,437,518
                                                                                 0.908              27,762,839
 LMPVET QS Variable Growth Subaccount (Class I) (3/02).......................... 1.953                 428,990
                                                                                 1.664                 578,725
                                                                                 1.559                 669,933
                                                                                 1.621                 758,989
                                                                                 1.574                 914,752
                                                                                 1.265               1,240,147
                                                                                 1.110               2,014,775
                                                                                 1.155               2,406,097
                                                                                 1.015               2,826,351
                                                                                 0.779               3,443,636
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)................. 1.969               1,015,491
                                                                                 1.715               1,211,992
                                                                                 1.614               1,368,138
                                                                                 1.671               1,847,912
                                                                                 1.619               2,172,821
                                                                                 1.351               2,380,187
                                                                                 1.199               2,902,293
                                                                                 1.226               3,880,153
                                                                                 1.084               4,397,424
                                                                                 0.829               4,926,591
Legg Mason Partners Variable Income Trust
 LMPVIT Government Subaccount (Class I) (2/02).................................. 1.076                      --

                     PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVIT Western Asset Core Plus VIT Subaccount (2/02)......................... 2017   2.215
                                                                               2016   2.154
                                                                               2015   2.164
                                                                               2014   2.207
                                                                               2013   2.054
                                                                               2012   1.772
                                                                               2011   1.759
                                                                               2010   1.534
                                                                               2009   0.975
                                                                               2008   1.416
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)....... 2011   0.983
                                                                               2010   0.915
                                                                               2009   0.792
                                                                               2008   1.022
 LMPVIT Western Asset Variable Money Market Subaccount (2/02)................. 2010   1.046
                                                                               2009   1.061
                                                                               2008   1.051
Pioneer Variable Contracts Trust
 Pioneer Fund VCT Subaccount (Class II) (1/02)................................ 2011   1.163
                                                                               2010   1.022
                                                                               2009   0.832
                                                                               2008   1.288
 Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02)....................... 2017   2.500
                                                                               2016   2.187
                                                                               2015   2.374
                                                                               2014   2.103
                                                                               2013   1.610
                                                                               2012   1.477
                                                                               2011   1.595
                                                                               2010   1.375
                                                                               2009   1.116
                                                                               2008   1.713
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (2/02)................. 2014   1.439
                                                                               2013   1.233
                                                                               2012   1.132
                                                                               2011   1.151
                                                                               2010   1.043
                                                                               2009   0.863
                                                                               2008   1.174
Universal Institutional Funds, Inc.
 UIF U.S. Real Estate Subaccount (Class I) (5/05)............................. 2014   1.527
                                                                               2013   1.521
                                                                               2012   1.335
                                                                               2011   1.281
                                                                               2010   1.002
                                                                               2009   0.794
                                                                               2008   1.300
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (2/02)........................... 2009   0.852
                                                                               2008   1.349



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVIT Western Asset Core Plus VIT Subaccount (2/02)......................... 2.304               6,738,560
                                                                               2.215               7,615,357
                                                                               2.154               9,101,145
                                                                               2.164              11,299,720
                                                                               2.207              13,355,013
                                                                               2.054              15,604,956
                                                                               1.772              20,709,941
                                                                               1.759              27,140,182
                                                                               1.534              31,583,009
                                                                               0.975              37,761,710
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)....... 0.971                     198
                                                                               0.983               2,704,290
                                                                               0.915               3,026,040
                                                                               0.792               2,929,331
 LMPVIT Western Asset Variable Money Market Subaccount (2/02)................. 1.040                      --
                                                                               1.046              48,548,256
                                                                               1.061              73,386,556
Pioneer Variable Contracts Trust
 Pioneer Fund VCT Subaccount (Class II) (1/02)................................ 1.244                      --
                                                                               1.163               2,135,116
                                                                               1.022               2,546,351
                                                                               0.832               2,950,374
 Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02)....................... 2.776               3,055,685
                                                                               2.500               3,316,486
                                                                               2.187               4,240,477
                                                                               2.374               4,981,249
                                                                               2.103               6,046,991
                                                                               1.610               8,070,588
                                                                               1.477              10,588,724
                                                                               1.595              13,450,124
                                                                               1.375              15,397,935
                                                                               1.116              17,253,264
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (2/02)................. 1.547               2,145,118
                                                                               1.439               2,625,962
                                                                               1.233               3,121,006
                                                                               1.132               4,112,160
                                                                               1.151               6,248,436
                                                                               1.043               7,469,459
                                                                               0.863               8,502,110
Universal Institutional Funds, Inc.
 UIF U.S. Real Estate Subaccount (Class I) (5/05)............................. 1.701                      --
                                                                               1.527               4,960,895
                                                                               1.521               6,315,087
                                                                               1.335               8,421,552
                                                                               1.281              11,688,765
                                                                               1.002              14,000,274
                                                                               0.794              14,738,833
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (2/02)........................... 0.826                      --
                                                                               0.852              92,931,444



                          PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)....... 2017   0.949
                                                                             2016   0.976
                                                                             2015   0.969
                                                                             2014   0.942
                                                                             2013   0.781
                                                                             2012   0.703
                                                                             2011   0.936
                                                                             2010   0.804
                                                                             2009   0.535
                                                                             2008   1.039



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
AB Variable Products Series Fund, Inc.
 AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)....... 1.270                 35,740
                                                                             0.949                 37,417
                                                                             0.976                 37,078
                                                                             0.969                373,966
                                                                             0.942                396,660
                                                                             0.781                408,888
                                                                             0.703                383,050
                                                                             0.936                355,644
                                                                             0.804                356,358
                                                                             0.535                377,176

                     PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (1/02)............... 2008   1.066
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (2/02)................ 2008   1.050
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)................. 2017   2.253
                                                                               2016   2.000
                                                                               2015   2.092
                                                                               2014   1.960
                                                                               2013   1.600
                                                                               2012   1.451
                                                                               2011   1.498
                                                                               2010   1.363
                                                                               2009   1.134
                                                                               2008   1.495
 Invesco V.I. Growth and Income Subaccount (Series II) (2/02)................. 2014   1.854
                                                                               2013   1.413
                                                                               2012   1.259
                                                                               2011   1.313
                                                                               2010   1.193
                                                                               2009   0.980
                                                                               2008   1.473
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08).............................. 2017   1.636
                                                                               2016   1.620
                                                                               2015   1.647
                                                                               2014   1.594
                                                                               2013   1.660
                                                                               2012   1.606
                                                                               2011   1.543
                                                                               2010   1.477
                                                                               2009   1.337
                                                                               2008   1.498
 American Funds Global Growth Subaccount (Class 2) (5/03)..................... 2017   2.810
                                                                               2016   2.846
                                                                               2015   2.713
                                                                               2014   2.702
                                                                               2013   2.132
                                                                               2012   1.773
                                                                               2011   1.983
                                                                               2010   1.809
                                                                               2009   1.295
                                                                               2008   2.143
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)....... 2017   3.337
                                                                               2016   3.331
                                                                               2015   3.386
                                                                               2014   3.379
                                                                               2013   2.685
                                                                               2012   2.315
                                                                               2011   2.919
                                                                               2010   2.430
                                                                               2009   1.535
                                                                               2008   3.043
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2017   2.718
                                                                               2016   2.530
                                                                               2015   2.413
                                                                               2014   2.266
                                                                               2013   1.775
                                                                               2012   1.535
                                                                               2011   1.634
                                                                               2010   1.403
                                                                               2009   1.026
                                                                               2008   1.866



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (1/02)............... 0.979                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (2/02)................ 1.000                      --
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)................. 2.449               1,703,999
                                                                               2.253               1,592,974
                                                                               2.000               2,093,390
                                                                               2.092               3,065,277
                                                                               1.960               3,490,353
                                                                               1.600               4,530,978
                                                                               1.451               6,167,568
                                                                               1.498               8,771,494
                                                                               1.363               9,903,071
                                                                               1.134              10,928,310
 Invesco V.I. Growth and Income Subaccount (Series II) (2/02)................. 1.863                      --
                                                                               1.854               2,367,085
                                                                               1.413               2,895,739
                                                                               1.259               3,925,651
                                                                               1.313               5,364,299
                                                                               1.193               6,349,490
                                                                               0.980               7,175,451
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08).............................. 1.664                 129,498
                                                                               1.636                 130,255
                                                                               1.620                 154,717
                                                                               1.647                 229,153
                                                                               1.594                 277,820
                                                                               1.660                 510,368
                                                                               1.606                 459,191
                                                                               1.543                 478,370
                                                                               1.477                 709,563
                                                                               1.337                 115,742
 American Funds Global Growth Subaccount (Class 2) (5/03)..................... 3.625                 477,301
                                                                               2.810                 530,671
                                                                               2.846                 602,417
                                                                               2.713                 756,746
                                                                               2.702               1,130,156
                                                                               2.132               1,339,831
                                                                               1.773               1,656,922
                                                                               1.983               1,889,447
                                                                               1.809               2,145,096
                                                                               1.295               2,318,853
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)....... 4.122                  37,895
                                                                               3.337                  44,046
                                                                               3.331                  58,216
                                                                               3.386                  67,092
                                                                               3.379                 135,335
                                                                               2.685                 141,716
                                                                               2.315                 175,975
                                                                               2.919                 196,092
                                                                               2.430                 195,794
                                                                               1.535                  13,700
 American Funds Growth Subaccount (Class 2) (5/03)............................ 3.421               1,032,164
                                                                               2.718               1,101,624
                                                                               2.530               1,287,490
                                                                               2.413               1,536,767
                                                                               2.266               1,865,492
                                                                               1.775               2,387,551
                                                                               1.535               3,064,919
                                                                               1.634               3,918,156
                                                                               1.403               4,540,351
                                                                               1.026               5,004,954

                        PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth-Income Subaccount (Class 2) (5/03).......................... 2017   2.415
                                                                                    2016   2.207
                                                                                    2015   2.218
                                                                                    2014   2.043
                                                                                    2013   1.560
                                                                                    2012   1.353
                                                                                    2011   1.405
                                                                                    2010   1.285
                                                                                    2009   0.998
                                                                                    2008   1.636
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 2013   1.035
                                                                                    2012   0.863
                                                                                    2011   0.944
                                                                                    2010   0.905
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 2017   2.732
                                                                                    2016   2.121
                                                                                    2015   2.286
                                                                                    2014   2.290
                                                                                    2013   1.762
                                                                                    2012   1.523
                                                                                    2011   1.705
                                                                                    2010   1.449
                                                                                    2009   1.168
                                                                                    2008   1.696
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 2009   0.668
                                                                                    2008   1.188
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.814
                                                                                    2016   1.707
                                                                                    2015   1.665
                                                                                    2014   1.494
                                                                                    2013   1.135
                                                                                    2012   1.019
                                                                                    2011   1.036
                                                                                    2010   0.938
                                                                                    2009   0.802
                                                                                    2008   1.304
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 2017   1.699
                                                                                    2016   1.717
                                                                                    2015   1.774
                                                                                    2014   1.675
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2017   2.001
                                                                                    2016   1.739
                                                                                    2015   1.885
                                                                                    2014   1.757
                                                                                    2013   1.323
                                                                                    2012   1.138
                                                                                    2011   1.177
                                                                                    2010   1.044
                                                                                    2009   0.838
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2017   2.016
                                                                                    2016   1.959
                                                                                    2015   2.035
                                                                                    2014   1.973
                                                                                    2013   1.859
                                                                                    2012   1.674
                                                                                    2011   1.627
                                                                                    2010   1.465
                                                                                    2009   1.089
                                                                                    2008   1.360
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)................... 2017   1.443
                                                                                    2016   1.483
                                                                                    2015   1.539
                                                                                    2014   1.686
                                                                                    2013   1.441
                                                                                    2012   1.258
                                                                                    2011   1.436
                                                                                    2010   1.314
                                                                                    2009   1.018
                                                                                    2008   1.800



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/03).......................... 2.901               1,004,938
                                                                                    2.415               1,118,260
                                                                                    2.207               1,236,264
                                                                                    2.218               1,393,580
                                                                                    2.043               1,714,536
                                                                                    1.560               2,117,999
                                                                                    1.353               2,766,571
                                                                                    1.405               3,328,977
                                                                                    1.285               3,701,057
                                                                                    0.998               4,129,073
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 1.099                      --
                                                                                    1.035               1,409,122
                                                                                    0.863               1,695,942
                                                                                    0.944                 277,022
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 2.994                 176,941
                                                                                    2.732                 194,384
                                                                                    2.121                 250,195
                                                                                    2.286                 356,808
                                                                                    2.290                 438,947
                                                                                    1.762                 599,161
                                                                                    1.523                 875,665
                                                                                    1.705               1,138,044
                                                                                    1.449               1,299,531
                                                                                    1.168               1,490,967
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 0.634                      --
                                                                                    0.668                 382,845
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2.170                  67,292
                                                                                    1.814                  68,897
                                                                                    1.707                  73,926
                                                                                    1.665                  82,042
                                                                                    1.494                  87,376
                                                                                    1.135                  89,486
                                                                                    1.019                 107,672
                                                                                    1.036                 176,674
                                                                                    0.938                 210,807
                                                                                    0.802                 294,096
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 1.846                 431,291
                                                                                    1.699                 400,884
                                                                                    1.717                 501,146
                                                                                    1.774                 717,837
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2.318               1,868,178
                                                                                    2.001               2,138,969
                                                                                    1.739               2,722,427
                                                                                    1.885               3,932,824
                                                                                    1.757               2,735,669
                                                                                    1.323               3,514,085
                                                                                    1.138               4,644,814
                                                                                    1.177               6,605,770
                                                                                    1.044               7,957,113
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2.016                      --
                                                                                    2.016                      --
                                                                                    1.959                 468,207
                                                                                    2.035                 599,709
                                                                                    1.973                 788,677
                                                                                    1.859                 937,577
                                                                                    1.674               1,132,067
                                                                                    1.627               1,692,788
                                                                                    1.465               2,070,300
                                                                                    1.089               2,194,932
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)................... 1.814                 466,881
                                                                                    1.443                 586,988
                                                                                    1.483                 609,873
                                                                                    1.539                 880,935
                                                                                    1.686               1,049,827
                                                                                    1.441               1,202,225
                                                                                    1.258               1,470,281
                                                                                    1.436                 639,225
                                                                                    1.314                 780,380
                                                                                    1.018                 912,480

PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)                        UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2017   0.984           0.984                      --
                                                                           2016   0.984           0.984                      --
                                                                           2015   0.984           0.984                      --
                                                                           2014   0.984           0.984                      --
                                                                           2013   0.984           0.984                      --
                                                                           2012   0.876           0.984                      --
                                                                           2011   0.905           0.876                 617,145
                                                                           2010   0.843           0.905                 882,537
                                                                           2009   0.598           0.843               1,290,717
                                                                           2008   1.128           0.598               1,131,087
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/13).............. 2017   1.165           1.562                 447,170
                                                                           2016   1.184           1.165                 559,576
                                                                           2015   1.161           1.184                 595,252
                                                                           2014   1.159           1.161                 851,466
                                                                           2013   1.015           1.159               1,313,246
 BHFTI Pioneer Fund Subaccount (Class B) (5/09)........................... 2017   1.246           1.246                      --
                                                                           2016   1.241           1.246                      --
                                                                           2015   1.268           1.241                 158,585
                                                                           2014   1.165           1.268                 753,494
                                                                           2013   0.894           1.165                 816,925
                                                                           2012   0.826           0.894                 854,412
                                                                           2011   0.885           0.826                 757,021
                                                                           2010   0.778           0.885                 312,666
                                                                           2009   0.637           0.778                 285,839
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   1.686           1.686                      --
                                                                           2016   1.647           1.686                      --
                                                                           2015   1.700           1.647               1,550,758
                                                                           2014   1.657           1.700               1,928,992
                                                                           2013   1.663           1.657               2,347,737
                                                                           2012   1.519           1.663               2,807,169
                                                                           2011   1.494           1.519               3,200,951
                                                                           2010   1.357           1.494               4,248,830
                                                                           2009   1.039           1.357               4,474,589
                                                                           2008   1.187           1.039               4,708,139
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2014   1.303           1.329                      --
                                                                           2013   0.992           1.303                 291,849
                                                                           2012   0.857           0.992                 412,364
                                                                           2011   0.910           0.857                 603,397
                                                                           2010   0.793           0.910                 797,166
                                                                           2009   0.682           0.793               1,041,648
                                                                           2008   1.093           0.682               1,106,363
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.906           2.190               4,844,502
                                                                           2016   1.674           1.906               5,444,079
                                                                           2015   1.768           1.674               6,185,039
                                                                           2014   1.624           1.768               7,304,080
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)................. 2017   1.381           1.408                 698,847
                                                                           2016   1.367           1.381                 751,684
                                                                           2015   1.387           1.367                 867,193
                                                                           2014   1.322           1.387               1,061,514
                                                                           2013   1.359           1.322               1,495,983
                                                                           2012   1.290           1.359               1,828,084
                                                                           2011   1.236           1.290               2,088,712
                                                                           2010   1.164           1.236               3,195,345
                                                                           2009   1.086           1.164               3,564,908
                                                                           2008   1.148           1.086               3,910,154
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.374           1.803                   7,798
                                                                           2016   1.401           1.374                   7,973
                                                                           2015   1.346           1.401                  20,961
                                                                           2014   1.262           1.346                  54,935
                                                                           2013   0.959           1.262                  75,810
                                                                           2012   0.856           0.959                  96,830
                                                                           2011   0.960           0.856                 126,302
                                                                           2010   0.818           0.960                 170,452
                                                                           2009   0.652           0.818                 182,687

                        PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2017   0.899
                                                                                    2016   0.915
                                                                                    2015   0.932
                                                                                    2014   0.950
                                                                                    2013   0.968
                                                                                    2012   0.987
                                                                                    2011   1.006
                                                                                    2010   1.019
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11)............................................................................ 2017   1.522
                                                                                    2016   1.449
                                                                                    2015   1.446
                                                                                    2014   1.336
                                                                                    2013   1.021
                                                                                    2012   0.924
                                                                                    2011   1.047
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................... 2009   0.628
                                                                                    2008   1.074
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2017   1.290
                                                                                    2016   1.248
                                                                                    2015   1.238
                                                                                    2014   1.136
                                                                                    2013   0.873
                                                                                    2012   0.803
                                                                                    2011   0.844
                                                                                    2010   0.747
                                                                                    2009   0.510
                                                                                    2008   0.959
 BHFTII Jennison Growth Subaccount (Class B) (4/08)................................ 2017   1.681
                                                                                    2016   1.715
                                                                                    2015   1.582
                                                                                    2014   1.482
                                                                                    2013   1.105
                                                                                    2012   0.975
                                                                                    2011   0.991
                                                                                    2010   0.907
                                                                                    2009   0.663
                                                                                    2008   1.003
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2017   1.829
                                                                                    2016   1.711
                                                                                    2015   1.750
                                                                                    2014   1.645
                                                                                    2013   1.412
                                                                                    2012   1.292
                                                                                    2011   1.288
                                                                                    2010   1.195
                                                                                    2009   1.029
                                                                                    2008   1.350
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.850
                                                                                    2016   1.858
                                                                                    2015   1.713
                                                                                    2014   1.604
                                                                                    2013   1.178
                                                                                    2012   1.012
                                                                                    2011   1.045
                                                                                    2010   0.913
                                                                                    2009   0.650
                                                                                    2008   1.142
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.095
                                                                                    2016   1.100
                                                                                    2015   1.113
                                                                                    2014   1.102
                                                                                    2013   1.130
                                                                                    2012   1.112
                                                                                    2011   1.073
                                                                                    2010   1.032
                                                                                    2009   1.006
                                                                                    2008   1.028



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 0.889               2,072,712
                                                                                    0.899               3,663,943
                                                                                    0.915               3,663,783
                                                                                    0.932               2,933,586
                                                                                    0.950               3,859,506
                                                                                    0.968               4,782,789
                                                                                    0.987               5,853,528
                                                                                    1.006               5,594,973
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11)............................................................................ 1.775                 327,750
                                                                                    1.522                 364,799
                                                                                    1.449                 101,105
                                                                                    1.446                 139,837
                                                                                    1.336                 156,025
                                                                                    1.021                 267,056
                                                                                    0.924                 302,581
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................... 0.620                      --
                                                                                    0.628                 505,745
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.584                 248,570
                                                                                    1.290                 264,593
                                                                                    1.248                 279,529
                                                                                    1.238                 319,160
                                                                                    1.136                 381,053
                                                                                    0.873                 468,437
                                                                                    0.803                 604,200
                                                                                    0.844                 954,235
                                                                                    0.747               1,206,925
                                                                                    0.510               1,129,009
 BHFTII Jennison Growth Subaccount (Class B) (4/08)................................ 2.260                 754,276
                                                                                    1.681                 884,449
                                                                                    1.715               1,100,736
                                                                                    1.582               1,627,626
                                                                                    1.482               1,937,457
                                                                                    1.105               2,312,608
                                                                                    0.975               2,452,004
                                                                                    0.991               2,896,006
                                                                                    0.907               3,728,273
                                                                                    0.663               4,770,638
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.014               1,665,143
                                                                                    1.829               1,800,941
                                                                                    1.711               2,060,966
                                                                                    1.750               2,498,313
                                                                                    1.645               2,914,875
                                                                                    1.412               3,517,529
                                                                                    1.292               4,474,684
                                                                                    1.288               5,919,424
                                                                                    1.195               6,498,132
                                                                                    1.029               7,432,430
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2.424                 192,447
                                                                                    1.850                 215,143
                                                                                    1.858                 242,620
                                                                                    1.713                 251,569
                                                                                    1.604                 294,439
                                                                                    1.178                 340,561
                                                                                    1.012                 399,522
                                                                                    1.045                 533,648
                                                                                    0.913                 750,399
                                                                                    0.650                 866,927
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.097               2,192,333
                                                                                    1.095               2,476,995
                                                                                    1.100               2,759,169
                                                                                    1.113               3,383,477
                                                                                    1.102               4,181,525
                                                                                    1.130               4,966,082
                                                                                    1.112               5,630,706
                                                                                    1.073               7,422,955
                                                                                    1.032               8,132,655
                                                                                    1.006               9,557,089

                       PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................. 2017   1.813
                                                                                  2016   1.570
                                                                                  2015   1.671
                                                                                  2014   1.570
                                                                                  2013   1.252
                                                                                  2012   1.090
                                                                                  2011   1.104
                                                                                  2010   0.979
                                                                                  2009   0.768
                                                                                  2008   1.369
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02)........................ 2017   3.159
                                                                                  2016   2.877
                                                                                  2015   2.981
                                                                                  2014   2.865
                                                                                  2013   2.149
                                                                                  2012   1.912
                                                                                  2011   2.186
                                                                                  2010   1.733
                                                                                  2009   1.264
                                                                                  2008   2.133
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08).......................... 2017   5.554
                                                                                  2016   4.964
                                                                                  2015   5.443
                                                                                  2014   5.303
                                                                                  2013   4.743
                                                                                  2012   4.292
                                                                                  2011   4.272
                                                                                  2010   3.864
                                                                                  2009   2.905
                                                                                  2008   4.183
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)................... 2017   1.914
                                                                                  2016   1.681
                                                                                  2015   1.802
                                                                                  2014   1.715
                                                                                  2013   1.362
                                                                                  2012   1.216
                                                                                  2011   1.252
                                                                                  2010   1.147
                                                                                  2009   0.928
                                                                                  2008   1.504
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................. 2011   1.159
                                                                                  2010   1.100
                                                                                  2009   0.855
                                                                                  2008   1.511
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04).................... 2010   0.852
                                                                                  2009   0.719
                                                                                  2008   1.248
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)....... 2017   1.994
                                                                                  2016   2.009
                                                                                  2015   2.083
                                                                                  2014   1.764
                                                                                  2013   1.216
                                                                                  2012   1.044
                                                                                  2011   1.039
                                                                                  2010   0.847
                                                                                  2009   0.641
                                                                                  2008   1.097
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)........... 2014   1.615
                                                                                  2013   1.245
                                                                                  2012   1.104
                                                                                  2011   1.199
                                                                                  2010   1.048
                                                                                  2009   0.826
                                                                                  2008   1.327



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................. 2.004                 177,030
                                                                                  1.813                 280,953
                                                                                  1.570                 299,222
                                                                                  1.671                 452,099
                                                                                  1.570                 501,553
                                                                                  1.252                 592,319
                                                                                  1.090                 927,950
                                                                                  1.104               1,116,271
                                                                                  0.979               1,290,350
                                                                                  0.768               1,325,856
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02)........................ 3.737                 479,866
                                                                                  3.159                 534,534
                                                                                  2.877                 622,147
                                                                                  2.981                 790,607
                                                                                  2.865               1,108,157
                                                                                  2.149               1,362,859
                                                                                  1.912               1,809,992
                                                                                  2.186               2,441,702
                                                                                  1.733               2,653,707
                                                                                  1.264               2,803,792
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08).......................... 5.977                  56,321
                                                                                  5.554                  78,248
                                                                                  4.964                 118,042
                                                                                  5.443                 141,054
                                                                                  5.303                 204,897
                                                                                  4.743                 215,765
                                                                                  4.292                 179,321
                                                                                  4.272                 266,891
                                                                                  3.864                 148,508
                                                                                  2.905                  77,801
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)................... 2.035                 447,930
                                                                                  1.914                 463,558
                                                                                  1.681                 689,235
                                                                                  1.802               1,047,933
                                                                                  1.715               1,337,655
                                                                                  1.362               1,771,882
                                                                                  1.216               2,443,628
                                                                                  1.252               3,227,813
                                                                                  1.147               3,740,374
                                                                                  0.928               4,015,877
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................. 1.291                      --
                                                                                  1.159               1,772,296
                                                                                  1.100               2,275,064
                                                                                  0.855               2,261,266
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04).................... 0.902                      --
                                                                                  0.852                 461,052
                                                                                  0.719                 505,528
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)....... 2.276               5,020,066
                                                                                  1.994               5,587,436
                                                                                  2.009               6,147,392
                                                                                  2.083               7,578,572
                                                                                  1.764               9,460,316
                                                                                  1.216              11,855,320
                                                                                  1.044              15,822,272
                                                                                  1.039              20,384,907
                                                                                  0.847              24,579,027
                                                                                  0.641              27,736,538
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)........... 1.621                      --
                                                                                  1.615               8,574,470
                                                                                  1.245              10,367,641
                                                                                  1.104              13,487,345
                                                                                  1.199              16,756,680
                                                                                  1.048              19,797,737
                                                                                  0.826              22,611,270

                       PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)............. 2017   2.065
                                                                                   2016   1.918
                                                                                   2015   1.924
                                                                                   2014   1.766
                                                                                   2013   1.385
                                                                                   2012   1.217
                                                                                   2011   1.209
                                                                                   2010   1.094
                                                                                   2009   0.913
                                                                                   2008   1.317
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.796
                                                                                   2008   1.149
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 2011   0.994
                                                                                   2010   0.899
                                                                                   2009   0.653
                                                                                   2008   1.151
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02).................. 2011   0.982
                                                                                   2010   0.894
                                                                                   2009   0.746
                                                                                   2008   1.065
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)........ 2017   1.800
                                                                                   2016   1.596
                                                                                   2015   1.700
                                                                                   2014   1.525
                                                                                   2013   1.234
                                                                                   2012   1.101
                                                                                   2011   1.040
                                                                                   2010   0.944
                                                                                   2009   0.783
                                                                                   2008   1.228
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 2017   1.655
                                                                                   2016   1.470
                                                                                   2015   1.568
                                                                                   2014   1.408
                                                                                   2013   1.142
                                                                                   2012   1.020
                                                                                   2011   0.965
                                                                                   2010   0.877
                                                                                   2009   0.729
                                                                                   2008   1.143
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)......... 2017   2.098
                                                                                   2016   1.991
                                                                                   2015   1.848
                                                                                   2014   1.653
                                                                                   2013   1.222
                                                                                   2012   1.035
                                                                                   2011   1.062
                                                                                   2010   0.985
                                                                                   2009   0.705
                                                                                   2008   1.146
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07).......... 2017   1.853
                                                                                   2016   1.672
                                                                                   2015   1.754
                                                                                   2014   1.600
                                                                                   2013   1.232
                                                                                   2012   1.078
                                                                                   2011   1.047
                                                                                   2010   0.975
                                                                                   2009   0.798
                                                                                   2008   1.263
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02).................. 2017   2.420
                                                                                   2016   2.256
                                                                                   2015   2.247
                                                                                   2014   2.118
                                                                                   2013   1.572
                                                                                   2012   1.359
                                                                                   2011   1.441
                                                                                   2010   1.199
                                                                                   2009   0.898
                                                                                   2008   1.415



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)............. 2.423               4,875,498
                                                                                   2.065               5,555,423
                                                                                   1.918               6,344,242
                                                                                   1.924               7,378,381
                                                                                   1.766               8,779,396
                                                                                   1.385              10,840,731
                                                                                   1.217              14,067,086
                                                                                   1.209              17,988,539
                                                                                   1.094              20,442,420
                                                                                   0.913              23,180,010
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.782                      --
                                                                                   0.796                 350,765
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 1.049                      --
                                                                                   0.994                 357,603
                                                                                   0.899                 375,203
                                                                                   0.653                 490,694
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02).................. 1.066                      --
                                                                                   0.982               1,698,237
                                                                                   0.894               1,830,667
                                                                                   0.746               2,011,631
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)........ 2.105                 958,103
                                                                                   1.800               1,156,377
                                                                                   1.596               1,351,412
                                                                                   1.700               1,817,088
                                                                                   1.525               2,143,202
                                                                                   1.234               2,681,654
                                                                                   1.101               3,578,149
                                                                                   1.040               3,363,134
                                                                                   0.944               3,709,707
                                                                                   0.783               4,175,434
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 1.933                 511,891
                                                                                   1.655                 517,882
                                                                                   1.470                 590,049
                                                                                   1.568                 638,677
                                                                                   1.408                 741,921
                                                                                   1.142               1,043,848
                                                                                   1.020                 960,377
                                                                                   0.965               1,100,356
                                                                                   0.877               1,325,926
                                                                                   0.729               1,276,985
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)......... 2.589                 478,597
                                                                                   2.098                 520,550
                                                                                   1.991                 567,645
                                                                                   1.848                 607,188
                                                                                   1.653                 772,155
                                                                                   1.222                 869,904
                                                                                   1.035               1,070,323
                                                                                   1.062               1,394,543
                                                                                   0.985               1,824,615
                                                                                   0.705               1,980,776
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07).......... 2.088                  86,916
                                                                                   1.853                 109,713
                                                                                   1.672                 135,360
                                                                                   1.754                 143,622
                                                                                   1.600                 149,542
                                                                                   1.232                 275,314
                                                                                   1.078                 353,366
                                                                                   1.047                 462,858
                                                                                   0.975                 570,284
                                                                                   0.798                 663,348
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02).................. 2.679                 578,748
                                                                                   2.420                 649,192
                                                                                   2.256                 719,367
                                                                                   2.247                 740,426
                                                                                   2.118                 857,996
                                                                                   1.572               1,133,578
                                                                                   1.359               1,307,255
                                                                                   1.441               1,569,369
                                                                                   1.199               1,999,284
                                                                                   0.898               2,100,119

                      PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 2017   2.405
                                                                                 2016   2.316
                                                                                 2015   2.469
                                                                                 2014   2.417
                                                                                 2013   1.675
                                                                                 2012   1.430
                                                                                 2011   1.437
                                                                                 2010   1.170
                                                                                 2009   0.835
                                                                                 2008   1.436
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/02)......................................................................... 2011   1.059
                                                                                 2010   1.040
                                                                                 2009   0.824
                                                                                 2008   1.485
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)............. 2017   1.704
                                                                                 2016   1.617
                                                                                 2015   1.668
                                                                                 2014   1.620
                                                                                 2013   1.432
                                                                                 2012   1.290
                                                                                 2011   1.300
                                                                                 2010   1.159
                                                                                 2009   0.892
                                                                                 2008   1.252
 LMPVET QS Variable Growth Subaccount (Class I) (3/02).......................... 2017   1.602
                                                                                 2016   1.505
                                                                                 2015   1.569
                                                                                 2014   1.528
                                                                                 2013   1.231
                                                                                 2012   1.083
                                                                                 2011   1.129
                                                                                 2010   0.995
                                                                                 2009   0.765
                                                                                 2008   1.246
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)................. 2017   1.651
                                                                                 2016   1.558
                                                                                 2015   1.617
                                                                                 2014   1.571
                                                                                 2013   1.314
                                                                                 2012   1.169
                                                                                 2011   1.198
                                                                                 2010   1.062
                                                                                 2009   0.814
                                                                                 2008   1.235
Legg Mason Partners Variable Income Trust
 LMPVIT Government Subaccount (Class I) (2/02).................................. 2008   1.095
 LMPVIT Western Asset Core Plus VIT Subaccount (2/02)........................... 2017   2.133
                                                                                 2016   2.080
                                                                                 2015   2.094
                                                                                 2014   2.142
                                                                                 2013   1.999
                                                                                 2012   1.728
                                                                                 2011   1.720
                                                                                 2010   1.503
                                                                                 2009   0.958
                                                                                 2008   1.394
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)......... 2011   0.966
                                                                                 2010   0.902
                                                                                 2009   0.783
                                                                                 2008   1.012
 LMPVIT Western Asset Variable Money Market Subaccount (2/02)................... 2010   1.025
                                                                                 2009   1.042
                                                                                 2008   1.035
Pioneer Variable Contracts Trust
 Pioneer Fund VCT Subaccount (Class II) (1/02).................................. 2011   1.137
                                                                                 2010   1.002
                                                                                 2009   0.817
                                                                                 2008   1.269



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 2.932                 224,288
                                                                                 2.405                 264,661
                                                                                 2.316                 289,411
                                                                                 2.469                 330,680
                                                                                 2.417                 484,663
                                                                                 1.675                 606,903
                                                                                 1.430                 742,055
                                                                                 1.437                 797,402
                                                                                 1.170                 844,660
                                                                                 0.835                 828,937
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/02)......................................................................... 1.138                      --
                                                                                 1.059               1,489,251
                                                                                 1.040               1,638,166
                                                                                 0.824               1,746,510
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)............. 1.899                 677,543
                                                                                 1.704                 841,129
                                                                                 1.617                 972,286
                                                                                 1.668               1,085,459
                                                                                 1.620               1,255,756
                                                                                 1.432               1,543,777
                                                                                 1.290               1,848,256
                                                                                 1.300               2,914,495
                                                                                 1.159               3,708,502
                                                                                 0.892               4,018,882
 LMPVET QS Variable Growth Subaccount (Class I) (3/02).......................... 1.876                  61,566
                                                                                 1.602                 102,933
                                                                                 1.505                 110,105
                                                                                 1.569                 109,502
                                                                                 1.528                 120,668
                                                                                 1.231                 170,369
                                                                                 1.083                 242,115
                                                                                 1.129                 327,559
                                                                                 0.995                 474,311
                                                                                 0.765                 500,960
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)................. 1.891                 215,775
                                                                                 1.651                 260,619
                                                                                 1.558                 275,115
                                                                                 1.617                 280,964
                                                                                 1.571                 371,796
                                                                                 1.314                 465,001
                                                                                 1.169                 504,407
                                                                                 1.198                 790,590
                                                                                 1.062                 825,526
                                                                                 0.814                 902,605
Legg Mason Partners Variable Income Trust
 LMPVIT Government Subaccount (Class I) (2/02).................................. 1.059                      --
 LMPVIT Western Asset Core Plus VIT Subaccount (2/02)........................... 2.214                 956,860
                                                                                 2.133               1,067,063
                                                                                 2.080               1,197,843
                                                                                 2.094               1,465,831
                                                                                 2.142               1,717,207
                                                                                 1.999               2,405,758
                                                                                 1.728               2,797,296
                                                                                 1.720               3,707,061
                                                                                 1.503               4,350,114
                                                                                 0.958               5,033,773
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)......... 0.954                   5,033
                                                                                 0.966                 252,416
                                                                                 0.902                 250,171
                                                                                 0.783                 283,173
 LMPVIT Western Asset Variable Money Market Subaccount (2/02)................... 1.019                      --
                                                                                 1.025               6,420,892
                                                                                 1.042               8,889,632
Pioneer Variable Contracts Trust
 Pioneer Fund VCT Subaccount (Class II) (1/02).................................. 1.215                      --
                                                                                 1.137                 492,182
                                                                                 1.002                 584,151
                                                                                 0.817                 616,976

                                 PRIMELITE II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02).............. 2017   2.408           2.667                 317,141
                                                                      2016   2.112           2.408                 330,077
                                                                      2015   2.298           2.112                 371,810
                                                                      2014   2.040           2.298                 559,902
                                                                      2013   1.566           2.040                 649,808
                                                                      2012   1.441           1.566                 839,908
                                                                      2011   1.559           1.441               1,108,053
                                                                      2010   1.348           1.559               1,413,149
                                                                      2009   1.097           1.348               1,739,764
                                                                      2008   1.688           1.097               1,830,406
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (2/02)........ 2014   1.396           1.498                 350,425
                                                                      2013   1.199           1.396                 374,919
                                                                      2012   1.104           1.199                 436,411
                                                                      2011   1.125           1.104                 512,592
                                                                      2010   1.023           1.125                 588,348
                                                                      2009   0.848           1.023                 667,340
                                                                      2008   1.156           0.848                 762,957
Universal Institutional Funds, Inc.
 UIF U.S. Real Estate Subaccount (Class I) (5/05).................... 2014   1.494           1.663                      --
                                                                      2013   1.492           1.494                 927,863
                                                                      2012   1.313           1.492               1,040,413
                                                                      2011   1.263           1.313               1,064,001
                                                                      2010   0.991           1.263               1,434,477
                                                                      2009   0.787           0.991               1,942,036
                                                                      2008   1.291           0.787               2,249,175
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (2/02).................. 2009   0.837           0.811                      --
                                                                      2008   1.328           0.837              12,509,417

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Capital and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio (Class I) and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, AllianceBernstein Variable Product Series Fund, Inc.-Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Government Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio - Class I was replaced by Met Investors Series Trust-Clarion Global Real Estate Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class B was exchanged for Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2018 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-19

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  PRIMELITE II


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 30, 2018



                                      FOR


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------





























                                                                    BLIC-Book-19

                               TABLE OF CONTENTS


                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
PRINCIPAL UNDERWRITER....................................    2
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT........    3
VALUATION OF ASSETS......................................    3
   Funding Options.......................................    3
   The Contract Value....................................    3
   Accumulation Unit Value...............................    3
   Annuity Unit Value....................................    4
   Calculation Of Money Market Yield.....................    4
FEDERAL TAX CONSIDERATIONS...............................    4
   Mandatory Distributions for Qualified Plans...........    4
   Nonqualified Annuity Contracts........................    5
   Individual Retirement Annuities.......................    5
   Simple Plan IRA Form..................................    6
   Roth IRAs.............................................    6
   Qualified Pension and Profit-Sharing Plans............    6
   Section-403(b) Plans..................................    6
   Federal Income Tax Withholding........................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    7
CUSTODIAN................................................    8
FINANCIAL STATEMENTS.....................................    9

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.


- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC (Brighthouse Securities) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc..

               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.


The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2018, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $55,000 for 2018 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2018 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2018 is $55,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,500 in 2018. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,500 in 2018).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                   AB GLOBAL           ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $            442,332   $         2,608,577   $         3,930,823   $        105,349,098
   Due from Brighthouse Life Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................               442,332             2,608,577             3,930,823            105,349,098
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company...............................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $            442,332   $         2,608,577   $         3,930,823   $        105,073,420
   Net assets from contracts in payout.....                    --                    --                    --                275,674
                                             --------------------   -------------------   -------------------   --------------------
       Total Net Assets....................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             AMERICAN FUNDS                                                      BHFTI
                                              GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                             CAPITALIZATION          GROWTH             GROWTH-INCOME     BALANCED ALLOCATION
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,857,993  $       249,883,944  $       201,327,960  $          5,335,264
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,857,993          249,883,944          201,327,960             5,335,264
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,853,955  $       249,181,029  $       200,569,160  $          5,335,264
   Net assets from contracts in payout..                4,038              702,906              758,789                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================


                                                  BHFTI               BHFTI                BHFTI                 BHFTI
                                             AMERICAN FUNDS      AMERICAN FUNDS          BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION  MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,033,009  $         2,810,362  $        76,481,656  $         66,232,310
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            4,033,009            2,810,362           76,481,656            66,232,310
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,033,009  $         2,810,362  $        76,414,283  $         66,232,305
   Net assets from contracts in payout..                   --                   --               67,362                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================

                                                                       BHFTI
                                                 BHFTI             BRIGHTHOUSE/
                                              BRIGHTHOUSE        ABERDEEN EMERGING
                                            SMALL CAP VALUE       MARKETS EQUITY
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       107,003,107  $        41,689,527
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          107,003,107           41,689,527
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    7                   11
                                          -------------------  -------------------
       Total Liabilities................                    7                   11
                                          -------------------  -------------------

NET ASSETS..............................  $       107,003,100  $        41,689,516
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,793,091  $        41,596,279
   Net assets from contracts in payout..              210,009               93,237
                                          -------------------  -------------------
       Total Net Assets.................  $       107,003,100  $        41,689,516
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI                BHFTI
                                              BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                BHFTI
                                               EATON VANCE          WELLINGTON         CLARION GLOBAL         CLEARBRIDGE
                                              FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE       AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,892,039  $         39,712,655  $        58,000,550  $       501,767,726
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            2,892,039            39,712,655           58,000,550          501,767,726
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,879,458  $         39,591,469  $        57,844,107  $       500,417,162
   Net assets from contracts in payout..               12,579               121,179              156,437            1,350,547
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================


                                                 BHFTI                                      BHFTI                BHFTI
                                            HARRIS OAKMARK             BHFTI               INVESCO             JPMORGAN
                                             INTERNATIONAL       INVESCO COMSTOCK     SMALL CAP GROWTH      SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        64,343,040  $       182,616,269  $         14,475,763  $        11,367,611
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           64,343,040          182,616,269            14,475,763           11,367,611
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,222,936  $       181,698,368  $         14,416,236  $        11,349,350
   Net assets from contracts in payout..              120,093              917,888                59,517               18,019
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================


                                                  BHFTI                BHFTI
                                              LOOMIS SAYLES     METLIFE MULTI-INDEX
                                             GLOBAL MARKETS        TARGETED RISK
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       137,653,582  $            96,752
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          137,653,582               96,752
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                   --
                                          -------------------  --------------------
       Total Liabilities................                    4                   --
                                          -------------------  --------------------

NET ASSETS..............................  $       137,653,578  $            96,752
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       137,323,319  $            96,752
   Net assets from contracts in payout..              330,259                   --
                                          -------------------  --------------------
       Total Net Assets.................  $       137,653,578  $            96,752
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                               MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,333,844  $         9,509,069  $      345,629,140  $        44,339,892
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           59,333,844            9,509,069         345,629,140           44,339,892
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,039,444  $         9,459,363  $      345,179,784  $        44,151,769
   Net assets from contracts in payout....              294,390               49,702             449,321              188,117
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================

                                                   BHFTI                BHFTI                BHFTI
                                                   PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                               TOTAL RETURN        MULTI-ASSET II       AND INCOME ETF       SSGA GROWTH ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       163,277,029  $           39,912  $       110,308,883  $       148,452,973
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          163,277,029              39,912          110,308,883          148,452,973
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       162,464,755  $           39,912  $       110,308,883  $       148,452,972
   Net assets from contracts in payout....              812,268                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================

                                                    BHFTI               BHFTI
                                                T. ROWE PRICE       T. ROWE PRICE
                                               LARGE CAP VALUE     MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       375,859,449  $         1,483,224
   Due from Brighthouse Life Insurance
     Company..............................                1,408                   --
                                            -------------------  -------------------
       Total Assets.......................          375,860,857            1,483,224
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                   --                    2
                                            -------------------  -------------------

NET ASSETS................................  $       375,860,857  $         1,483,222
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       374,475,441  $         1,483,222
   Net assets from contracts in payout....            1,385,416                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       375,860,857  $         1,483,222
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI              BHFTII                BHFTII               BHFTII
                                            VICTORY SYCAMORE        BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                              MID CAP VALUE        BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,197,602  $       121,551,865  $        191,718,120  $       181,229,946
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           37,197,602          121,551,865           191,718,120          181,229,946
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,000,318  $       120,886,852  $        190,267,033  $       180,423,282
   Net assets from contracts in payout..              197,276              664,994             1,451,072              806,643
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================


                                                 BHFTII               BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         18,176,796  $        63,546,576  $        453,115,640  $        622,556,301
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            18,176,796           63,546,576           453,115,640           622,556,301
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,955,585  $        63,518,702  $        453,037,211  $        622,505,415
   Net assets from contracts in payout..               221,202               27,866                78,421                50,880
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,833,989   $            802,656
   Due from Brighthouse Life Insurance
     Company............................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            1,833,989                802,656
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   --                      1
                                          --------------------  --------------------

NET ASSETS..............................  $         1,833,989   $            802,655
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,789,155   $            802,655
   Net assets from contracts in payout..               44,834                     --
                                          --------------------  --------------------
        Total Net Assets................  $         1,833,989   $            802,655
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/            BHFTII
                                              WELLINGTON          WELLINGTON CORE         FRONTIER              BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES    MID CAP GROWTH       JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       239,161,039  $       120,932,400   $        77,610,269  $       405,643,367
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          239,161,039          120,932,400            77,610,269          405,643,367
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       238,548,389  $       120,331,133   $        77,216,726  $       405,193,101
   Net assets from contracts in payout..              612,648              601,250               393,531              450,258
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================


                                                BHFTII               BHFTII                BHFTII               BHFTII
                                             LOOMIS SAYLES      METLIFE AGGREGATE      METLIFE MID CAP          METLIFE
                                            SMALL CAP CORE         BOND INDEX            STOCK INDEX        MSCI EAFE INDEX
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,468,973           57,551,248           19,314,230            52,579,273
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,468,973  $        57,483,465  $        19,314,230  $         52,545,107
   Net assets from contracts in payout..                   --               67,783                   --                34,166
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================


                                                BHFTII                BHFTII
                                                METLIFE               METLIFE
                                          RUSSELL 2000 INDEX        STOCK INDEX
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,322,155  $       884,599,204
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          112,322,155          884,599,204
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   40
                                          -------------------  -------------------
       Total Liabilities................                    1                   40
                                          -------------------  -------------------

NET ASSETS..............................  $       112,322,154  $       884,599,164
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,281,738  $       880,916,082
   Net assets from contracts in payout..               40,416            3,683,082
                                          -------------------  -------------------
       Total Net Assets.................  $       112,322,154  $       884,599,164
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                                                                                                BHFTII
                                                 BHFTII               BHFTII               BHFTII          NEUBERGER BERMAN
                                            MFS TOTAL RETURN       MFS VALUE II           MFS VALUE             GENESIS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       336,697,109  $          8,599,273  $       128,018,055  $        59,769,326
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                  130
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          336,697,109             8,599,273          128,018,055           59,769,456
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       334,700,452  $          8,599,268  $       127,549,491  $        59,706,481
   Net assets from contracts in payout..            1,996,630                    --              468,534               62,975
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================

                                                                                           BHFTII
                                                                                        WESTERN ASSET           BHFTII
                                                BHFTII                BHFTII             MANAGEMENT          WESTERN ASSET
                                             T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND         MANAGEMENT
                                           LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        63,630,995  $       118,103,926  $        161,437,615  $        68,510,033
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           63,630,995          118,103,926           161,437,615           68,510,033
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,862,339  $       118,037,394  $        160,698,509  $        68,291,591
   Net assets from contracts in payout..              768,639               66,524               739,082              218,437
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================



                                                                     DEUTSCHE II
                                                DELAWARE            GOVERNMENT &
                                           VIP SMALL CAP VALUE    AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        11,407,244   $         1,729,538
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          --------------------  -------------------
       Total Assets.....................           11,407,245             1,729,538
                                          --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     2
                                          --------------------  -------------------
       Total Liabilities................                   --                     2
                                          --------------------  -------------------

NET ASSETS..............................  $        11,407,245   $         1,729,536
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        11,407,245   $         1,729,536
   Net assets from contracts in payout..                   --                    --
                                          --------------------  -------------------
       Total Net Assets.................  $        11,407,245   $         1,729,536
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                   FIDELITY
                                               DEUTSCHE II       DREYFUS SUSTAINABLE         FIDELITY             VIP DYNAMIC
                                           SMALL MID CAP VALUE       U.S. EQUITY          VIP CONTRAFUND     CAPITAL APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,107,173  $             553,728  $        212,284,348  $          1,870,224
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             4,107,173                553,728           212,284,348             1,870,224
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,107,166  $             553,728  $        211,893,580  $          1,870,222
   Net assets from contracts in payout..                    --                     --               390,758                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================


                                                FIDELITY              FIDELITY             FIDELITY               FIDELITY
                                            VIP EQUITY-INCOME     VIP FREEDOM 2020     VIP FREEDOM 2025       VIP FREEDOM 2030
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        235,072,081  $            321,970  $            339,960  $            540,637
   Due from Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           235,072,085               321,970               339,960               540,637
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        234,701,886  $            321,970  $            339,959  $            540,637
   Net assets from contracts in payout..               370,199                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================


                                                FIDELITY               FIDELITY
                                            VIP FREEDOM 2040       VIP FREEDOM 2050
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $            126,195  $             114,743
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................               126,195                114,743
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                    --                     --
                                          --------------------  ---------------------

NET ASSETS..............................  $            126,195  $             114,743
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            126,195  $             114,743
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $            126,195  $             114,743
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                FIDELITY
                                                   VIP               FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                            FUNDSMANAGER 60%      VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        651,221,431  $        18,374,733  $        263,863,760  $        19,075,863
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           651,221,431           18,374,733           263,863,760           19,075,863
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        651,221,411  $        18,347,339  $        263,159,214  $        19,060,621
   Net assets from contracts in payout..                    --               27,391               704,536               15,237
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================

                                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                            FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING
                                           MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,138,170  $         14,883,767  $        24,229,250  $         19,036,972
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                    27
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           14,138,170            14,883,767           24,229,250            19,036,999
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,121,831  $         14,883,621  $        24,162,282  $         19,035,915
   Net assets from contracts in payout..               16,338                    --               66,960                 1,084
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================


                                           FTVIPT TEMPLETON        INVESCO V.I.
                                              FOREIGN VIP            COMSTOCK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        55,918,441  $         4,984,347
   Due from Brighthouse Life Insurance
     Company............................                   --                   42
                                          -------------------  -------------------
       Total Assets.....................           55,918,441            4,984,389
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    5                   --
                                          -------------------  -------------------
       Total Liabilities................                    5                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        55,918,436  $         4,984,389
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        55,793,674  $         4,851,666
   Net assets from contracts in payout..              124,762              132,723
                                          -------------------  -------------------
       Total Net Assets.................  $        55,918,436  $         4,984,389
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            INVESCO V.I.
                                              INVESCO V.I.           INVESCO V.I.            GOVERNMENT           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND     EQUITY AND INCOME         SECURITIES        MANAGED VOLATILITY
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $           1,111,693  $         49,006,572  $           6,969,661  $          1,387,714
   Due from Brighthouse Life Insurance
     Company............................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................              1,111,693            49,006,572              6,969,661             1,387,714
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           1,081,964  $         48,947,922  $           6,852,685  $          1,387,711
   Net assets from contracts in payout..                 29,726                58,650                116,974                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================


                                              INVESCO V.I.         JANUS HENDERSON        JANUS HENDERSON        JANUS HENDERSON
                                              S&P 500 INDEX          ENTERPRISE           GLOBAL RESEARCH           OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,832,641  $          13,908,208  $            578,062  $          33,244,470
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             1,832,641             13,908,208               578,062             33,244,470
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,797,035  $          13,832,258  $            578,032  $          33,175,856
   Net assets from contracts in payout..                35,606                 75,944                    --                 68,614
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        336,447,652  $         257,501,926
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................           336,447,652            257,501,926
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     6                      6
                                          --------------------  ---------------------
        Total Liabilities...............                     6                      6
                                          --------------------  ---------------------

NET ASSETS..............................  $        336,447,646  $         257,501,920
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        335,372,328  $         256,863,291
   Net assets from contracts in payout..             1,075,318                638,629
                                          --------------------  ---------------------
        Total Net Assets................  $        336,447,646  $         257,501,920
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $        92,746,221   $        98,400,595   $       113,614,597   $        32,116,053
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            92,746,221            98,400,595           113,614,597            32,116,053
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        92,185,793   $        97,826,272   $       112,602,776   $        31,918,950
   Net assets from contracts in payout....               560,415               574,309             1,011,808               197,097
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE       QS VARIABLE           QS VARIABLE          QS VARIABLE
                                              SMALL CAP GROWTH     CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,414,507   $        43,196,195   $        21,581,386  $        29,571,019
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................           47,414,507            43,196,195            21,581,386           29,571,019
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,211,450   $        42,802,048   $        21,575,192  $        29,552,573
   Net assets from contracts in payout....              203,050               394,147                 6,194               18,446
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================

                                                                       LMPVIT
                                                  LMPVIT            WESTERN ASSET
                                               WESTERN ASSET       VARIABLE GLOBAL
                                                 CORE PLUS         HIGH YIELD BOND
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        56,825,313  $         5,506,598
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           56,825,313            5,506,598
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    3
                                            -------------------  -------------------
       Total Liabilities..................                    7                    3
                                            -------------------  -------------------

NET ASSETS................................  $        56,825,306  $         5,506,595
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        56,501,544  $         5,396,043
   Net assets from contracts in payout....              323,762              110,552
                                            -------------------  -------------------
       Total Net Assets...................  $        56,825,306  $         5,506,595
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                                                            TAP 1919 VARIABLE
                                             MORGAN STANLEY          PIONEER VCT           PIONEER VCT     SOCIALLY RESPONSIVE
                                            MULTI CAP GROWTH        MID CAP VALUE      REAL ESTATE SHARES       BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            843,506  $         19,106,039  $         6,348,580  $        35,135,410
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................               843,506            19,106,039            6,348,580           35,135,410
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            843,503  $         19,106,036  $         6,348,577  $        35,115,726
   Net assets from contracts in payout..                    --                    --                   --               19,679
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================



                                              VIF GROWTH
                                              SUBACCOUNT
                                          -------------------
ASSETS:
   Investments at fair value............  $         7,108,203
   Due from Brighthouse Life Insurance
     Company............................                   --
                                          -------------------
        Total Assets....................            7,108,203
                                          -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3
                                          -------------------
        Total Liabilities...............                    3
                                          -------------------

NET ASSETS..............................  $         7,108,200
                                          ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,999,825
   Net assets from contracts in payout..              108,375
                                          -------------------
        Total Net Assets................  $         7,108,200
                                          ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   AB GLOBAL          ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                THEMATIC GROWTH       APPRECIATION              BOND            GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              1,175  $                --  $            76,946  $           652,975
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,453               45,729               60,995            1,537,434
      Administrative charges...............                   631                3,880                6,408              134,455
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................                 7,084               49,609               67,403            1,671,889
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               (5,909)             (49,609)                9,543          (1,018,914)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              161,772               60,846            3,048,556
      Realized gains (losses) on sale of
        investments........................                32,263              143,577                1,587            3,978,177
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                32,263              305,349               62,433            7,026,733
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                97,342              392,106               17,957           19,995,813
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               129,605              697,455               80,390           27,022,546
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            123,696  $           647,846  $            89,933  $        26,003,632
                                             ====================  ===================  ===================  ===================

                                               AMERICAN FUNDS                                                        BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                               CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             7,777  $         1,185,937  $          2,672,607  $            85,982
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,510            3,860,343             3,257,801               39,313
      Administrative charges...............                2,694              328,041               281,051                  385
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               29,204            4,188,384             3,538,852               39,698
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (21,427)          (3,002,447)             (866,245)               46,284
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           23,081,661            12,683,184              288,811
      Realized gains (losses) on sale of
        investments........................               38,992            7,887,926             5,881,699               27,081
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               38,992           30,969,587            18,564,883              315,892
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              368,317           27,794,157            18,662,227              426,208
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              407,309           58,763,744            37,227,110              742,100
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           385,882  $        55,761,297  $         36,360,865  $           788,384
                                             ===================  ===================  ====================  ====================

                                                     BHFTI               BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS
                                               GROWTH ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            54,694  $            61,019
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               31,011               28,053
      Administrative charges...............                  878                  756
                                             -------------------  -------------------
        Total expenses.....................               31,889               28,809
                                             -------------------  -------------------
           Net investment income (loss)....               22,805               32,210
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              280,032              149,529
      Realized gains (losses) on sale of
        investments........................              (6,177)              (4,312)
                                             -------------------  -------------------
           Net realized gains (losses).....              273,855              145,217
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              438,985              173,715
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              712,840              318,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           735,645  $           351,142
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                     BHFTI
                                                     BHFTI                BHFTI                BHFTI             BRIGHTHOUSE/
                                                   BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING
                                                  HIGH YIELD      ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,475,049   $           765,897  $           982,683  $           472,433
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,090,856               741,815            1,487,552              706,117
      Administrative charges...............               60,934                 3,442               65,460               58,108
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,151,790               745,257            1,553,012              764,225
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            3,323,259                20,640            (570,329)            (291,792)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,405,590            3,850,430                   --
      Realized gains (losses) on sale of
        investments........................            (506,659)               698,508              640,168              305,206
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (506,659)             4,104,098            4,490,598              305,206
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,277,873             7,919,778            6,292,071            9,301,961
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,771,214            12,023,876           10,782,669            9,607,167
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,094,473   $        12,044,516  $        10,212,340  $         9,315,375
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                 BHFTI
                                                  EATON VANCE          WELLINGTON         CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           103,791  $            368,156  $         2,122,261  $         4,692,243
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               47,296               541,248              809,777            6,166,197
      Administrative charges...............                4,174                50,747               46,824               76,243
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               51,470               591,995              856,601            6,242,440
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               52,321             (223,839)            1,265,660          (1,550,197)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,421,844                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,783)             1,321,143            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (3,783)             2,742,987            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                1,136             4,513,904            4,214,712           68,627,956
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (2,647)             7,256,891            3,889,802           80,693,128
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            49,674  $          7,033,052  $         5,155,462  $        79,142,931
                                             ===================  ====================  ===================  ===================


                                                     BHFTI
                                                HARRIS OAKMARK             BHFTI
                                                 INTERNATIONAL       INVESCO COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,068,207  $         4,006,838
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               876,658            2,719,238
      Administrative charges...............                58,997              250,451
                                             --------------------  -------------------
        Total expenses.....................               935,655            2,969,689
                                             --------------------  -------------------
           Net investment income (loss)....               132,552            1,037,149
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            5,253,534
      Realized gains (losses) on sale of
        investments........................               566,818            8,701,205
                                             --------------------  -------------------
           Net realized gains (losses).....               566,818           13,954,739
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            14,199,306           11,464,316
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,766,124           25,419,055
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,898,676  $        26,456,204
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI                BHFTI                BHFTI
                                                   INVESCO             JPMORGAN           LOOMIS SAYLES     METLIFE MULTI-INDEX
                                              SMALL CAP GROWTH      SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           151,393  $         2,149,955  $             1,275
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              212,260              171,426            1,664,449                  690
      Administrative charges...............               11,825                7,991                  974                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              224,085              179,417            1,665,423                  690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (224,085)             (28,024)              484,532                  585
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,362,025              544,506              573,321                2,322
      Realized gains (losses) on sale of
        investments........................            (153,612)              267,100            5,168,812                1,190
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,208,413              811,606            5,742,133                3,512
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,862,628            (575,087)           19,997,440                7,893
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,071,041              236,519           25,739,573               11,405
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,956  $           208,495  $        26,224,105  $            11,990
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI                BHFTI                BHFTI
                                                 MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,011,694  $            23,615  $         3,388,680  $           821,719
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              805,366              150,557            4,334,852              703,459
      Administrative charges...............               64,867               12,758              134,017               44,514
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              870,233              163,315            4,468,869              747,973
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              141,461            (139,700)          (1,080,189)               73,746
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,995,965            2,285,873           84,057,197            1,722,271
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,238,328            2,869,162           96,694,562              904,745
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,379,789  $         2,729,462  $        95,614,373  $           978,491
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN        MULTI-ASSET II
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,988,305  $               365
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,628,699                  273
      Administrative charges...............              185,379                   --
                                             -------------------  -------------------
        Total expenses.....................            2,814,078                  273
                                             -------------------  -------------------
          Net investment income (loss).....              174,227                   92
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              851,667                    3
      Realized gains (losses) on sale of
        investments........................               35,407                  310
                                             -------------------  -------------------
          Net realized gains (losses)......              887,074                  313
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,696,672                4,549
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,583,746                4,862
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,757,973  $             4,954
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI                BHFTI
                                                 SSGA GROWTH             BHFTI            T. ROWE PRICE        T. ROWE PRICE
                                               AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,621,379  $         2,989,902  $         7,598,777  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,344,106            1,778,307            5,268,843               24,576
      Administrative charges...............                   --                   --              410,603                2,114
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,344,106            1,778,307            5,679,446               26,690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,277,273            1,211,595            1,919,331             (26,690)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              328,814            1,506,816           31,013,995              129,004
      Realized gains (losses) on sale of
        investments........................              891,638            1,501,601            5,152,935               17,316
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,220,452            3,008,417           36,166,930              146,320
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,013,625           19,535,037           14,331,993              169,543
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,234,077           22,543,454           50,498,923              315,863
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        14,511,350  $        23,755,049  $        52,418,254  $           289,173
                                             ===================  ===================  ===================  ===================

                                                    BHFTI               BHFTII                BHFTII                BHFTII
                                              VICTORY SYCAMORE         BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                                MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           367,033  $         3,903,821   $           183,055  $           584,085
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              649,625            1,810,422             2,292,938            2,712,121
      Administrative charges...............               53,912              122,383               178,966              205,515
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              703,537            1,932,805             2,471,904            2,917,636
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (336,504)            1,971,016           (2,288,849)          (2,333,551)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --             4,194,964                3,980
      Realized gains (losses) on sale of
        investments........................              463,002              202,500            10,047,202              265,984
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              463,002              202,500            14,242,166              269,964
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,612,884              988,543            37,826,058              784,408
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,075,886            1,191,043            52,068,224            1,054,372
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,739,382  $         3,162,059   $        49,779,375  $       (1,279,179)
                                             ===================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           411,506   $         1,344,080
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              281,404               879,780
      Administrative charges...............               14,024                26,309
                                             --------------------  --------------------
        Total expenses.....................              295,428               906,089
                                             --------------------  --------------------
          Net investment income (loss).....              116,078               437,991
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              319,053             2,105,534
      Realized gains (losses) on sale of
        investments........................            (158,221)                97,494
                                             --------------------  --------------------
          Net realized gains (losses)......              160,832             2,203,028
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              750,335             3,214,245
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              911,167             5,417,273
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,027,245   $         5,855,264
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                              BHFTII BRIGHTHOUSE/
                                                   BHFTII                BHFTII                BHFTII             DIMENSIONAL
                                                 BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN     INTERNATIONAL
                                             ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE        SMALL COMPANY
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,937,616  $          9,229,792  $              8,695  $            10,987
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,350,453             9,397,946                27,869               12,052
      Administrative charges...............              182,477               382,859                 2,631                  966
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            6,532,930             9,780,805                30,500               13,018
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            1,404,686             (551,013)              (21,805)              (2,031)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,227,118            32,688,848                    --               25,308
      Realized gains (losses) on sale of
        investments........................            1,670,586             3,296,333                46,528                  668
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           19,897,704            35,985,181                46,528               25,976
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           34,951,811            59,654,478               153,258              131,765
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           54,849,515            95,639,659               199,786              157,741
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        56,254,201  $         95,088,646  $            177,981  $           155,710
                                             ===================  ====================  ====================  ===================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,542,741   $         1,743,053  $                 --  $         1,074,228
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,972,517             1,862,680             1,007,248            4,809,878
      Administrative charges...............                13,031               146,565                92,032               79,810
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................             2,985,548             2,009,245             1,099,280            4,889,688
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             1,557,193             (266,192)           (1,099,280)          (3,815,460)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,708,193             4,471,868             1,842,448           26,403,740
      Realized gains (losses) on sale of
        investments........................             4,772,932             (175,963)             2,540,585            7,348,183
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            10,481,125             4,295,905             4,383,033           33,751,923
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            18,461,311            14,781,315            12,629,914           82,465,289
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            28,942,436            19,077,220            17,012,947          116,217,212
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         30,499,629   $        18,811,028  $         15,913,667  $       112,401,752
                                             ====================  ====================  ====================  ===================


                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES       METLIFE AGGREGATE
                                               SMALL CAP CORE          BOND INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               497  $          1,763,608
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               19,180               712,650
      Administrative charges...............                1,524                     5
                                             -------------------  --------------------
        Total expenses.....................               20,704               712,655
                                             -------------------  --------------------
           Net investment income (loss)....             (20,207)             1,050,953
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               48,381                    --
      Realized gains (losses) on sale of
        investments........................                7,394                18,525
                                             -------------------  --------------------
           Net realized gains (losses).....               55,775                18,525
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              108,713               177,405
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              164,488               195,930
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           144,281  $          1,246,883
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII               BHFTII               BHFTII               BHFTII
                                                METLIFE MID CAP          METLIFE              METLIFE              METLIFE
                                                  STOCK INDEX        MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           249,064  $         1,359,114  $         1,337,516  $        14,945,550
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              223,836              583,888            1,310,418           10,372,157
      Administrative charges...............                   --                1,058                3,779              125,578
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              223,836              584,946            1,314,197           10,497,735
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               25,228              774,168               23,319            4,447,815
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,152,316                   --            4,387,261           23,740,960
      Realized gains (losses) on sale of
        investments........................              523,891            (765,699)            4,362,850           30,518,263
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,676,207            (765,699)            8,750,111           54,259,223
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              811,175           10,532,464            5,073,819           96,971,350
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,487,382            9,766,765           13,823,930          151,230,573
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,512,610  $        10,540,933  $        13,847,249  $       155,678,388
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                   BHFTII               BHFTII               BHFTII           NEUBERGER BERMAN
                                              MFS TOTAL RETURN       MFS VALUE II           MFS VALUE              GENESIS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,055,104  $           247,741  $         2,566,512  $           224,420
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,682,986              147,428            1,844,873              792,967
      Administrative charges...............              331,077               11,593              118,134               37,529
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,014,063              159,021            1,963,007              830,496
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            3,041,041               88,720              603,505            (606,076)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,978,351                   --            7,694,981            4,906,857
      Realized gains (losses) on sale of
        investments........................            8,514,263            (282,681)            1,661,129            3,496,141
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           26,492,614            (282,681)            9,356,110            8,402,998
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,916,760              633,774            9,110,481               76,687
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           31,409,374              351,093           18,466,591            8,479,685
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        34,450,415  $           439,813  $        19,070,096  $         7,873,609
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 T. ROWE PRICE        T. ROWE PRICE
                                               LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            60,009  $            81,199
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              864,273            1,414,340
      Administrative charges...............               65,937               38,916
                                             -------------------  -------------------
        Total expenses.....................              930,210            1,453,256
                                             -------------------  -------------------
          Net investment income (loss).....            (870,201)          (1,372,057)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,579,388            7,028,791
      Realized gains (losses) on sale of
        investments........................            1,777,216            3,744,610
                                             -------------------  -------------------
          Net realized gains (losses)......            5,356,604           10,773,401
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,491,916           12,095,603
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,848,520           22,869,004
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,978,319  $        21,496,947
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII
                                                 WESTERN ASSET           BHFTII
                                                  MANAGEMENT          WESTERN ASSET                                 DEUTSCHE II
                                                STRATEGIC BOND         MANAGEMENT              DELAWARE            GOVERNMENT &
                                                 OPPORTUNITIES       U.S. GOVERNMENT      VIP SMALL CAP VALUE    AGENCY SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         6,460,903  $          1,907,958  $             95,974  $             44,066
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,532,477               887,646                72,352                36,697
      Administrative charges................              214,152                58,134                    27                 2,987
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,746,629               945,780                72,379                39,684
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            3,714,274               962,178                23,595                 4,382
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --               386,107                    --
      Realized gains (losses) on sale of
        investments.........................            1,676,804             (237,206)               300,922              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,676,804             (237,206)               687,029              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,056,568             (274,918)               472,927                38,670
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            6,733,372             (512,124)             1,159,956              (16,329)
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        10,447,646  $            450,054  $          1,183,551  $           (11,947)
                                              ===================  ====================  ====================  ====================




                                                   DEUTSCHE II       DREYFUS SUSTAINABLE        FIDELITY
                                               SMALL MID CAP VALUE       U.S. EQUITY         VIP CONTRAFUND
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             15,570  $              4,859  $          1,629,991
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                75,598                10,116             2,823,529
      Administrative charges................                 6,159                   774               123,951
                                              --------------------  --------------------  --------------------
        Total expenses......................                81,757                10,890             2,947,480
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....              (66,187)               (6,031)           (1,317,489)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                93,091                34,440            11,358,304
      Realized gains (losses) on sale of
        investments.........................               111,839                 7,495             6,846,016
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               204,930                41,935            18,204,320
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               176,609                26,576            21,049,279
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               381,539                68,511            39,253,599
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            315,352  $             62,480  $         37,936,110
                                              ====================  ====================  ====================



                                                     FIDELITY
                                                    VIP DYNAMIC            FIDELITY             FIDELITY
                                               CAPITAL APPRECIATION    VIP EQUITY-INCOME    VIP FREEDOM 2020
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,260   $         3,885,316  $             3,906
                                              ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                23,638             2,909,404                2,298
      Administrative charges................                 1,475                 7,901                   --
                                              ---------------------  -------------------  -------------------
        Total expenses......................                25,113             2,917,305                2,298
                                              ---------------------  -------------------  -------------------
           Net investment income (loss).....              (13,853)               968,011                1,608
                                              ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               121,385             4,837,881                8,739
      Realized gains (losses) on sale of
        investments.........................               116,840             2,274,502               23,103
                                              ---------------------  -------------------  -------------------
           Net realized gains (losses)......               238,225             7,112,383               31,842
                                              ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               133,019            17,246,984                6,909
                                              ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               371,244            24,359,367               38,751
                                              ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            357,391   $        25,327,378  $            40,359
                                              =====================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    FIDELITY             FIDELITY              FIDELITY              FIDELITY
                                                VIP FREEDOM 2025     VIP FREEDOM 2030      VIP FREEDOM 2040      VIP FREEDOM 2050
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,983  $             5,849  $              1,105  $                846
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,916                3,195                   936                   494
      Administrative charges................                    --                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 2,916                3,195                   936                   494
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,067                2,654                   169                   352
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,508               20,767                 2,808                 1,813
      Realized gains (losses) on sale of
        investments.........................                16,722               10,556                   283                   817
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                26,230               31,323                 3,091                 2,630
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                28,142               42,316                15,100                 7,705
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                54,372               73,639                18,191                10,335
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             55,439  $            76,293  $             18,360  $             10,687
                                              ====================  ===================  ====================  ====================

                                                    FIDELITY
                                                       VIP                FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                                FUNDSMANAGER 60%       VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,855,798  $            985,357  $         1,229,036  $           805,438
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            12,341,015               237,409            3,267,667              319,523
      Administrative charges................                    --                     9              126,554               29,034
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................            12,341,015               237,418            3,394,221              348,557
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....           (5,485,217)               747,939          (2,165,185)              456,881
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            13,139,390                    --           11,871,176                   --
      Realized gains (losses) on sale of
        investments.........................             1,648,393             (214,451)            4,653,005              182,658
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            14,787,783             (214,451)           16,524,181              182,658
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            76,161,580               517,750           29,690,294              810,184
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            90,949,363               303,299           46,214,475              992,842
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         85,464,146  $          1,051,238  $        44,049,290  $         1,449,723
                                              ====================  ====================  ===================  ===================


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MUTUAL SHARES VIP   RISING DIVIDENDS VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            326,675  $            221,471
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               214,409               256,221
      Administrative charges................                21,878                21,549
                                              --------------------  --------------------
        Total expenses......................               236,287               277,770
                                              --------------------  --------------------
           Net investment income (loss).....                90,388              (56,299)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               592,419               527,521
      Realized gains (losses) on sale of
        investments.........................               292,934               510,095
                                              --------------------  --------------------
           Net realized gains (losses)......               885,353             1,037,616
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (38,333)             1,443,211
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               847,020             2,480,827
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            937,408  $          2,424,528
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                   SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                                    GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $            170,670  $           1,459,472
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                393,512               206,088                929,085
      Administrative charges.................                 27,311                   318                 66,560
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                420,823               206,406                995,645
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              (420,823)              (35,736)                463,827
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              2,370,815                    --                     --
      Realized gains (losses) on sale of
         investments.........................              (581,380)             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              1,789,435             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,887,297             5,762,682              6,818,738
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              4,676,732             5,565,268              7,266,341
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           4,255,909  $          5,529,532  $           7,730,168
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                     COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $            102,288  $             16,366  $             704,021
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                76,634                23,342                727,437
      Administrative charges.................                 7,541                 1,743                 73,289
                                               --------------------  --------------------  ---------------------
         Total expenses......................                84,175                25,085                800,726
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                18,113               (8,719)               (96,705)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               199,213                37,658                879,313
      Realized gains (losses) on sale of
         investments.........................               389,391               104,985              1,683,936
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......               588,604               142,643              2,563,249
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               115,406              (65,659)              1,753,109
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               704,010                76,984              4,316,358
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            722,123  $             68,265  $           4,219,653
                                               ====================  ====================  =====================

                                                   INVESCO V.I.
                                                    GOVERNMENT            INVESCO V.I.          INVESCO V.I.
                                                    SECURITIES         MANAGED VOLATILITY       S&P 500 INDEX
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            130,168  $              17,961  $             27,001
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               113,984                 24,786                38,367
      Administrative charges.................                10,545                  1,961                 2,827
                                               --------------------  ---------------------  --------------------
         Total expenses......................               124,529                 26,747                41,194
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 5,639                (8,786)              (14,193)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --               141,614
      Realized gains (losses) on sale of
         investments.........................              (22,740)               (24,201)               132,582
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (22,740)               (24,201)               274,196
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                16,966                142,731                62,578
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               (5,774)                118,530               336,774
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (135)  $             109,744  $            322,581
                                               ====================  =====================  ====================


                                                   JANUS HENDERSON
                                                     ENTERPRISE
                                                     SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              18,986
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                172,262
      Administrative charges.................                 13,440
                                               ---------------------
         Total expenses......................                185,702
                                               ---------------------
           Net investment income (loss)......              (166,716)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                867,878
      Realized gains (losses) on sale of
         investments.........................                660,225
                                               ---------------------
           Net realized gains (losses).......              1,528,103
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,588,789
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              3,116,892
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           2,950,176
                                               =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                              LMPVET                LMPVET
                                               JANUS HENDERSON       JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH          OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             3,833  $           504,831  $          1,637,831   $         2,900,046
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,069              412,084             4,850,459             3,543,746
      Administrative charges...............                   14                4,818               393,557               346,105
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                3,083              416,902             5,244,016             3,889,851
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                  750               87,929           (3,606,185)             (989,805)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            21,372,269             8,389,105
      Realized gains (losses) on sale of
        investments........................               84,097          (1,770,256)            15,825,061            12,475,088
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               84,097          (1,770,256)            37,197,330            20,864,193
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               53,975            9,707,005            12,126,476            20,977,054
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              138,072            7,936,749            49,323,806            41,841,247
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           138,822  $         8,024,678  $         45,717,621   $        40,851,442
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,228,722   $           208,909   $         1,510,882  $           134,096
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,526,591             1,374,005             1,465,681              506,832
      Administrative charges...............               133,496               107,509               132,786               48,008
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,660,087             1,481,514             1,598,467              554,840
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (431,365)           (1,272,605)              (87,585)            (420,744)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --             5,404,679             3,247,574            1,770,866
      Realized gains (losses) on sale of
        investments........................             4,536,580             3,424,081             3,818,412            1,297,462
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             4,536,580             8,828,760             7,065,986            3,068,328
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            10,069,742            12,595,464             7,056,276              665,332
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,606,322            21,424,224            14,122,262            3,733,660
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,174,957   $        20,151,619   $        14,034,677  $         3,312,916
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE      QS VARIABLE
                                               SMALL CAP GROWTH    CONSERVATIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         1,005,685
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               664,828              575,644
      Administrative charges...............                48,865               65,529
                                             --------------------  -------------------
        Total expenses.....................               713,693              641,173
                                             --------------------  -------------------
          Net investment income (loss).....             (713,693)              364,512
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               963,589            4,485,341
      Realized gains (losses) on sale of
        investments........................             2,197,441            1,675,225
                                             --------------------  -------------------
          Net realized gains (losses)......             3,161,030            6,160,566
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,767,882          (1,590,209)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             9,928,912            4,570,357
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,215,219  $         4,934,869
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                    LMPVIT
                                                    LMPVET               LMPVET                LMPVIT            WESTERN ASSET
                                                  QS VARIABLE          QS VARIABLE          WESTERN ASSET       VARIABLE GLOBAL
                                                    GROWTH           MODERATE GROWTH          CORE PLUS         HIGH YIELD BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            373,563  $           608,346  $         2,469,304  $            287,425
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               260,505              379,922              872,257                92,131
      Administrative charges...............                31,211               44,922               85,793                 8,298
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               291,716              424,844              958,050               100,429
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                81,847              183,502            1,511,254               186,996
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,309,645            4,889,349                   --                    --
      Realized gains (losses) on sale of
        investments........................               341,551            1,340,278            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,651,196            6,229,627            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (332,514)          (2,201,044)            1,682,695               225,619
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,318,682            4,028,583              827,488               173,800
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,400,529  $         4,212,085  $         2,338,742  $            360,796
                                             ====================  ===================  ===================  ====================


                                                                                                               TAP 1919 VARIABLE
                                                MORGAN STANLEY         PIONEER VCT           PIONEER VCT      SOCIALLY RESPONSIVE
                                               MULTI CAP GROWTH       MID CAP VALUE      REAL ESTATE SHARES        BALANCED
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           117,260  $           155,385  $            355,156
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                16,586              308,691              123,756               429,950
      Administrative charges...............                 1,159               28,350               10,204                11,233
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                17,745              337,041              133,960               441,183
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (17,745)            (219,781)               21,425              (86,027)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,223            1,520,782              455,785             2,419,908
      Realized gains (losses) on sale of
        investments........................                35,700               81,988            (261,707)               483,376
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               114,923            1,602,770              194,078             2,903,284
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               191,890              578,236            (136,373)             2,105,323
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               306,813            2,181,006               57,705             5,008,607
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            289,068  $         1,961,225  $            79,130  $          4,922,580
                                             ====================  ===================  ===================  ====================




                                                  VIF GROWTH
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $                --
                                             -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              108,427
      Administrative charges...............               10,020
                                             -------------------
        Total expenses.....................              118,447
                                             -------------------
           Net investment income (loss)....            (118,447)
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              549,952
      Realized gains (losses) on sale of
        investments........................              352,131
                                             -------------------
           Net realized gains (losses).....              902,083
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,430,835
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,332,918
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,214,471
                                             ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            AB GLOBAL THEMATIC GROWTH        ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017             2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,909)  $       (6,875)  $      (49,609)  $      (49,527)
   Net realized gains (losses)........           32,263           13,664          305,349           69,555
   Change in unrealized gains
     (losses) on investments..........           97,342         (16,584)          392,106         (81,229)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          123,696          (9,795)          647,846         (61,201)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --            2,250           22,393
   Net transfers (including fixed
     account).........................         (48,835)           12,850           11,374        (152,392)
   Contract charges...................            (181)            (189)            (435)            (567)
   Transfers for contract benefits
     and terminations.................         (27,571)         (44,750)        (445,812)        (399,674)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (76,587)         (32,089)        (432,623)        (530,240)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           47,109         (41,884)          215,223        (591,441)
NET ASSETS:
   Beginning of year..................          395,223          437,107        2,393,354        2,984,795
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       442,332  $       395,223  $     2,608,577  $     2,393,354
                                        ===============  ===============  ===============  ===============


                                               AMERICAN FUNDS BOND           AMERICAN FUNDS GLOBAL GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          9,543  $           587  $   (1,018,914)  $     (774,162)
   Net realized gains (losses)........            62,433           38,256        7,026,733       11,195,063
   Change in unrealized gains
     (losses) on investments..........            17,957           32,331       19,995,813     (11,775,058)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            89,933           71,174       26,003,632      (1,354,157)
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             8,936           32,769          455,285          447,176
   Net transfers (including fixed
     account).........................           135,979        1,086,356      (2,090,670)      (3,847,929)
   Contract charges...................           (1,806)          (2,269)         (14,818)         (16,804)
   Transfers for contract benefits
     and terminations.................       (1,174,683)      (1,340,007)     (13,483,821)     (12,967,239)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,031,574)        (223,151)     (15,134,024)     (16,384,796)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (941,641)        (151,977)       10,869,608     (17,738,953)
NET ASSETS:
   Beginning of year..................         4,872,464        5,024,441       94,479,486      112,218,439
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      3,930,823  $     4,872,464  $   105,349,094  $    94,479,486
                                        ================  ===============  ===============  ===============

                                              AMERICAN FUNDS GLOBAL
                                              SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2017              2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (21,427)  $      (25,838)  $   (3,002,447)  $   (2,256,033)
   Net realized gains (losses)........           38,992          389,077       30,969,587       25,060,587
   Change in unrealized gains
     (losses) on investments..........          368,317        (368,768)       27,794,157      (6,491,721)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          385,882          (5,529)       55,761,297       16,312,833
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            5,300            9,540        1,079,365          974,927
   Net transfers (including fixed
     account).........................         (89,903)        (204,149)      (4,581,340)      (4,169,845)
   Contract charges...................            (685)            (818)         (34,350)         (38,673)
   Transfers for contract benefits
     and terminations.................        (187,405)        (227,682)     (29,866,868)     (29,570,106)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (272,693)        (423,109)     (33,403,193)     (32,803,697)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          113,189        (428,638)       22,358,104     (16,490,864)
NET ASSETS:
   Beginning of year..................        1,744,804        2,173,442      227,525,831      244,016,695
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     1,857,993  $     1,744,804  $   249,883,935  $   227,525,831
                                        ===============  ===============  ===============  ===============


                                           AMERICAN FUNDS GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (866,245)  $     (723,648)
   Net realized gains (losses)........        18,564,883       26,114,432
   Change in unrealized gains
     (losses) on investments..........        18,662,227      (7,878,308)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        36,360,865       17,512,476
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           583,489          578,798
   Net transfers (including fixed
     account).........................       (2,358,943)      (3,955,067)
   Contract charges...................          (28,838)         (33,208)
   Transfers for contract benefits
     and terminations.................      (26,413,827)     (26,166,911)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (28,218,119)     (29,576,388)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         8,142,746     (12,063,912)
NET ASSETS:
   Beginning of year..................       193,185,203      205,249,115
                                        ----------------  ---------------
   End of year........................  $    201,327,949  $   193,185,203
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN FUNDS               BHFTI AMERICAN FUNDS
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         46,284  $        52,929  $         22,805  $        18,766
   Net realized gains (losses)........           315,892          293,094           273,855          325,098
   Change in unrealized gains
     (losses) on investments..........           426,208          (5,926)           438,985         (73,852)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           788,384          340,097           735,645          270,012
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,863          405,038           411,074          413,223
   Net transfers (including fixed
     account).........................           190,268          608,482           305,551          (5,154)
   Contract charges...................              (78)             (26)              (19)             (28)
   Transfers for contract benefits
     and terminations.................       (1,352,806)        (788,300)       (1,220,409)        (426,670)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (846,753)          225,194         (503,803)         (18,629)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (58,369)          565,291           231,842          251,383
NET ASSETS:
   Beginning of year..................         5,393,633        4,828,342         3,801,167        3,549,784
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      5,335,264  $     5,393,633  $      4,033,009  $     3,801,167
                                        ================  ===============  ================  ===============

                                              BHFTI AMERICAN FUNDS
                                               MODERATE ALLOCATION             BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        32,210  $         28,813  $     3,323,259   $     4,351,824
   Net realized gains (losses)........          145,217           154,267        (506,659)       (1,836,768)
   Change in unrealized gains
     (losses) on investments..........          173,715          (29,232)        2,277,873         7,257,359
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          351,142           153,848        5,094,473         9,772,415
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          249,413           301,249        1,308,742         1,729,246
   Net transfers (including fixed
     account).........................          317,270          (22,416)          175,650       (1,853,425)
   Contract charges...................            (144)             (166)         (26,655)          (30,499)
   Transfers for contract benefits
     and terminations.................        (993,520)         (537,384)     (12,615,153)       (9,716,679)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (426,981)         (258,717)     (11,157,416)       (9,871,357)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................         (75,839)         (104,869)      (6,062,943)          (98,942)
NET ASSETS:
   Beginning of year..................        2,886,201         2,991,070       82,544,588        82,643,530
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $     2,810,362  $      2,886,201  $    76,481,645   $    82,544,588
                                        ===============  ================  ===============   ===============

                                                BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                              ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        20,640   $       587,856  $     (570,329)  $      (399,086)
   Net realized gains (losses)........        4,104,098         7,797,366        4,490,598           543,579
   Change in unrealized gains
     (losses) on investments..........        7,919,778       (4,254,460)        6,292,071        26,380,882
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       12,044,516         4,130,762       10,212,340        26,525,375
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,329,052         2,393,098        1,360,821         1,541,331
   Net transfers (including fixed
     account).........................         (82,277)       (2,033,832)      (3,021,976)       (3,377,865)
   Contract charges...................         (49,750)          (52,246)         (39,061)          (43,727)
   Transfers for contract benefits
     and terminations.................      (6,018,776)       (5,536,633)     (13,721,021)      (10,244,889)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,821,751)       (5,229,613)     (15,421,237)      (12,125,150)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        8,222,765       (1,098,851)      (5,208,897)        14,400,225
NET ASSETS:
   Beginning of year..................       58,009,540        59,108,391      112,211,997        97,811,772
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $    66,232,305   $    58,009,540  $   107,003,100  $    112,211,997
                                        ===============   ===============  ===============  ================

                                           BHFTI BRIGHTHOUSE/ABERDEEN
                                             EMERGING MARKETS EQUITY
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2017              2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (291,792)  $      (329,901)
   Net realized gains (losses)........          305,206       (1,105,970)
   Change in unrealized gains
     (losses) on investments..........        9,301,961         5,198,875
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        9,315,375         3,763,004
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           80,895           160,473
   Net transfers (including fixed
     account).........................          561,350       (1,781,990)
   Contract charges...................          (7,951)           (9,017)
   Transfers for contract benefits
     and terminations.................      (5,463,815)       (5,032,124)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (4,829,521)       (6,662,658)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        4,485,854       (2,899,654)
NET ASSETS:
   Beginning of year..................       37,203,662        40,103,316
                                        ---------------  ----------------
   End of year........................  $    41,689,516  $     37,203,662
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016            2017              2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         52,321  $        77,084  $     (223,839)  $        279,130
   Net realized gains (losses)........           (3,783)         (73,348)        2,742,987         3,890,674
   Change in unrealized gains
     (losses) on investments..........             1,136          209,981        4,513,904       (1,821,494)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            49,674          213,717        7,033,052         2,348,310
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --              203          151,700           137,931
   Net transfers (including fixed
     account).........................           207,428        (791,797)        (260,718)       (1,362,827)
   Contract charges...................              (98)             (69)         (23,176)          (25,000)
   Transfers for contract benefits
     and terminations.................         (119,450)        (304,901)      (3,997,181)       (5,036,315)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            87,880      (1,096,564)      (4,129,375)       (6,286,211)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           137,554        (882,847)        2,903,677       (3,937,901)
NET ASSETS:
   Beginning of year..................         2,754,483        3,637,330       36,808,971        40,746,872
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      2,892,037  $     2,754,483  $    39,712,648  $     36,808,971
                                        ================  ===============  ===============  ================

                                                                             BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,265,660  $       509,492  $    (1,550,197)  $   (2,852,113)
   Net realized gains (losses)........        (324,910)        (421,289)        12,065,172        3,694,060
   Change in unrealized gains
     (losses) on investments..........        4,214,712        (223,617)        68,627,956        5,754,234
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,155,462        (135,414)        79,142,931        6,596,181
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,341,461        1,595,808         7,234,400        8,404,380
   Net transfers (including fixed
     account).........................          481,574      (1,091,467)      (10,104,350)     (15,879,521)
   Contract charges...................         (18,438)         (22,098)         (266,188)        (291,976)
   Transfers for contract benefits
     and terminations.................      (7,467,932)      (7,395,551)      (52,363,026)     (47,382,577)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,663,335)      (6,913,308)      (55,499,164)     (55,149,694)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (507,873)      (7,048,722)        23,643,767     (48,553,513)
NET ASSETS:
   Beginning of year..................       58,508,417       65,557,139       478,123,942      526,677,455
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    58,000,544  $    58,508,417  $    501,767,709  $   478,123,942
                                        ===============  ===============  ================  ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                 BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        132,552  $       442,792  $      1,037,149  $     1,503,075
   Net realized gains (losses)........           566,818        1,051,568        13,954,739       19,988,296
   Change in unrealized gains
     (losses) on investments..........        14,199,306        1,714,616        11,464,316        3,303,101
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        14,898,676        3,208,976        26,456,204       24,794,472
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           863,783          967,832           706,575          582,046
   Net transfers (including fixed
     account).........................         2,699,649      (2,855,212)       (3,080,572)      (3,828,116)
   Contract charges...................          (11,701)         (11,699)          (61,446)         (69,295)
   Transfers for contract benefits
     and terminations.................       (7,870,475)      (5,869,209)      (24,119,024)     (23,515,849)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,318,744)      (7,768,288)      (26,554,467)     (26,831,214)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        10,579,932      (4,559,312)          (98,263)      (2,036,742)
NET ASSETS:
   Beginning of year..................        53,763,097       58,322,409       182,714,519      184,751,261
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     64,343,029  $    53,763,097  $    182,616,256  $   182,714,519
                                        ================  ===============  ================  ===============


                                          BHFTI INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017              2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (224,085)  $     (214,666)
   Net realized gains (losses)........         1,208,413        1,750,076
   Change in unrealized gains
     (losses) on investments..........         1,862,628        (350,031)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,846,956        1,185,379
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           254,052          253,403
   Net transfers (including fixed
     account).........................         (181,462)        (741,665)
   Contract charges...................           (2,777)          (2,972)
   Transfers for contract benefits
     and terminations.................       (1,400,930)      (1,281,619)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,331,117)      (1,772,853)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         1,515,839        (587,474)
NET ASSETS:
   Beginning of year..................        12,959,914       13,547,388
                                        ----------------  ---------------
   End of year........................  $     14,475,753  $    12,959,914
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTI LOOMIS SAYLES
                                     BHFTI JPMORGAN SMALL CAP VALUE              GLOBAL MARKETS
                                               SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,024)  $        27,672   $       484,532  $       885,350
   Net realized gains (losses).....          811,606          813,509         5,742,133        7,975,121
   Change in unrealized gains
     (losses) on investments.......        (575,087)        1,860,272        19,997,440      (4,101,375)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          208,495        2,701,453        26,224,105        4,759,096
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          237,372          261,716         1,967,835        2,339,059
   Net transfers (including fixed
     account)......................          336,572        (129,002)       (1,870,180)      (2,373,591)
   Contract charges................          (2,622)          (2,866)          (69,661)         (75,385)
   Transfers for contract benefits
     and terminations..............      (1,180,999)      (1,026,639)      (14,525,779)     (13,837,533)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (609,677)        (896,791)      (14,497,785)     (13,947,450)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (401,182)        1,804,662        11,726,320      (9,188,354)
NET ASSETS:
   Beginning of year...............       11,768,551        9,963,889       125,927,258      135,115,612
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    11,367,369  $    11,768,551   $   137,653,578  $   125,927,258
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           585  $           178  $       141,461  $       273,784
   Net realized gains (losses).....            3,512            (112)          242,363      (1,291,342)
   Change in unrealized gains
     (losses) on investments.......            7,893            1,773       12,995,965        (539,602)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           11,990            1,839       13,379,789      (1,557,160)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           21,250           23,270          388,116          524,920
   Net transfers (including fixed
     account)......................         (23,544)           68,506      (1,198,641)        (871,478)
   Contract charges................             (15)             (45)         (25,230)         (27,528)
   Transfers for contract benefits
     and terminations..............         (30,195)          (8,209)      (7,188,894)      (7,095,512)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (32,504)           83,522      (8,024,649)      (7,469,598)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (20,514)           85,361        5,355,140      (9,026,758)
NET ASSETS:
   Beginning of year...............          117,266           31,905       53,978,694       63,005,452
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        96,752  $       117,266  $    59,333,834  $    53,978,694
                                     ===============  ===============  ===============  ===============

                                        BHFTI MORGAN STANLEY MID CAP
                                                   GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (139,700)   $     (153,222)  $   (1,080,189)  $     (791,378)
   Net realized gains (losses).....          583,289           403,405       12,637,365       19,925,223
   Change in unrealized gains
     (losses) on investments.......        2,285,873       (1,164,910)       84,057,197     (23,598,695)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,729,462         (914,727)       95,614,373      (4,464,850)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            5,906            12,252        4,672,517        5,074,197
   Net transfers (including fixed
     account)......................          234,744         (341,992)      (5,142,199)      (6,419,462)
   Contract charges................            (843)           (1,091)        (115,141)        (117,721)
   Transfers for contract benefits
     and terminations..............        (976,258)         (883,834)     (35,398,255)     (31,683,831)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (736,451)       (1,214,665)     (35,983,078)     (33,146,817)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,993,011       (2,129,392)       59,631,295     (37,611,667)
NET ASSETS:
   Beginning of year...............        7,516,054         9,645,446      285,997,810      323,609,477
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     9,509,065   $     7,516,054  $   345,629,105  $   285,997,810
                                     ===============   ===============  ===============  ===============

                                           BHFTI PIMCO INFLATION
                                              PROTECTED BOND
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        73,746  $     (812,709)
   Net realized gains (losses).....        (817,526)      (1,067,016)
   Change in unrealized gains
     (losses) on investments.......        1,722,271        3,655,250
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          978,491        1,775,525
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,344,148        1,330,903
   Net transfers (including fixed
     account)......................          637,111      (1,733,357)
   Contract charges................         (10,221)         (12,414)
   Transfers for contract benefits
     and terminations..............      (6,673,502)      (5,181,312)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,702,464)      (5,596,180)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,723,973)      (3,820,655)
NET ASSETS:
   Beginning of year...............       48,063,859       51,884,514
                                     ---------------  ---------------
   End of year.....................  $    44,339,886  $    48,063,859
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI SCHRODERS
                                           BHFTI PIMCO TOTAL RETURN          GLOBAL MULTI-ASSET II
                                                  SUBACCOUNT                      SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2017            2016            2017             2016
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       174,227  $    1,741,688  $            92  $           (3)
   Net realized gains (losses).......          887,074        (64,987)              313               60
   Change in unrealized gains
     (losses) on investments.........        3,696,672         398,523            4,549              858
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        4,757,973       2,075,224            4,954              915
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        2,097,228       2,543,989            9,065            9,497
   Net transfers (including fixed
     account)........................        5,470,620     (3,631,126)            (465)              113
   Contract charges..................         (40,403)        (47,717)              (6)              (2)
   Transfers for contract benefits
     and terminations................     (24,873,397)    (25,744,712)          (2,007)              (9)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (17,345,952)    (26,879,566)            6,587            9,599
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (12,587,979)    (24,804,342)           11,541           10,514
NET ASSETS:
   Beginning of year.................      175,865,002     200,669,344           28,371           17,857
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $   163,277,023  $  175,865,002  $        39,912  $        28,371
                                       ===============  ==============  ===============  ===============

                                             BHFTI SSGA GROWTH AND
                                                  INCOME ETF                   BHFTI SSGA GROWTH ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,277,273  $     1,164,091  $     1,211,595  $     1,225,761
   Net realized gains (losses).......        1,220,452        6,475,517        3,008,417        9,159,575
   Change in unrealized gains
     (losses) on investments.........       12,013,625      (3,010,974)       19,535,037      (3,023,203)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       14,511,350        4,628,634       23,755,049        7,362,133
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,817,556        2,333,975        3,279,977        3,643,729
   Net transfers (including fixed
     account)........................        (651,094)      (2,271,885)      (1,833,077)      (2,491,144)
   Contract charges..................        (106,557)        (115,566)        (133,017)        (142,588)
   Transfers for contract benefits
     and terminations................      (9,695,606)      (9,495,937)     (12,692,531)     (11,662,235)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (8,635,701)      (9,549,413)     (11,378,648)     (10,652,238)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        5,875,649      (4,920,779)       12,376,401      (3,290,105)
NET ASSETS:
   Beginning of year.................      104,433,234      109,354,013      136,076,571      139,366,676
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   110,308,883  $   104,433,234  $   148,452,972  $   136,076,571
                                       ===============  ===============  ===============  ===============

                                              BHFTI T. ROWE PRICE               BHFTI T. ROWE PRICE
                                                LARGE CAP VALUE                   MID CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,919,331  $     4,636,452  $      (26,690)  $      (25,707)
   Net realized gains (losses).......       36,166,930       44,967,999          146,320          235,808
   Change in unrealized gains
     (losses) on investments.........       14,331,993      (1,729,389)          169,543        (182,386)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       52,418,254       47,875,062          289,173           27,715
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        3,582,452        3,866,783            1,097               --
   Net transfers (including fixed
     account)........................      (3,684,112)      (9,566,265)           45,094        (310,290)
   Contract charges..................        (119,973)        (134,324)            (287)            (320)
   Transfers for contract benefits
     and terminations................     (43,330,022)     (42,029,707)        (162,304)        (276,847)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (43,551,655)     (47,863,513)        (116,400)        (587,457)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        8,866,599           11,549          172,773        (559,742)
NET ASSETS:
   Beginning of year.................      366,994,258      366,982,709        1,310,449        1,870,191
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   375,860,857  $   366,994,258  $     1,483,222  $     1,310,449
                                       ===============  ===============  ===============  ===============

                                            BHFTI VICTORY SYCAMORE
                                                 MID CAP VALUE
                                                  SUBACCOUNT
                                       --------------------------------
                                            2017              2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (336,504)  $     (451,796)
   Net realized gains (losses).......          463,002        1,467,270
   Change in unrealized gains
     (losses) on investments.........        2,612,884        3,924,305
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,739,382        4,939,779
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          184,353          133,519
   Net transfers (including fixed
     account)........................        (390,003)         (91,063)
   Contract charges..................          (4,844)          (6,079)
   Transfers for contract benefits
     and terminations................      (6,049,742)      (3,859,081)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (6,260,236)      (3,822,704)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (3,520,854)        1,117,075
NET ASSETS:
   Beginning of year.................       40,718,448       39,601,373
                                       ---------------  ---------------
   End of year.......................  $    37,197,594  $    40,718,448
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,971,016  $     2,285,326  $   (2,288,849)  $   (2,334,145)
   Net realized gains (losses)......           202,500          536,025       14,242,166       23,140,875
   Change in unrealized gains
     (losses) on investments........           988,543        (470,344)       37,826,058     (23,625,455)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,162,059        2,351,007       49,779,375      (2,818,725)
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           993,433          995,994          927,354        1,024,030
   Net transfers (including fixed
     account).......................         1,940,577        1,853,235      (2,044,679)      (3,625,731)
   Contract charges.................          (36,495)         (42,928)         (56,866)         (62,020)
   Transfers for contract benefits
     and terminations...............      (16,942,269)     (20,076,684)     (19,469,196)     (18,351,782)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (14,044,754)     (17,270,383)     (20,643,387)     (21,015,503)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (10,882,695)     (14,919,376)       29,135,988     (23,834,228)
NET ASSETS:
   Beginning of year................       132,434,541      147,353,917      162,582,117      186,416,345
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    121,551,846  $   132,434,541  $   191,718,105  $   162,582,117
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,333,551)  $   (3,299,227)  $       116,078  $        368,998
   Net realized gains (losses)......          269,964           52,672          160,832           513,075
   Change in unrealized gains
     (losses) on investments........          784,408          500,725          750,335         (218,711)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,279,179)      (2,745,830)        1,027,245           663,362
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        7,792,965        6,640,942          305,258           503,438
   Net transfers (including fixed
     account).......................        (569,613)       39,666,696        (274,019)          (21,301)
   Contract charges.................         (94,816)        (108,280)          (6,716)           (7,653)
   Transfers for contract benefits
     and terminations...............     (38,541,766)     (64,130,165)      (3,093,966)       (4,562,662)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (31,413,230)     (17,930,807)      (3,069,443)       (4,088,178)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (32,692,409)     (20,676,637)      (2,042,198)       (3,424,816)
NET ASSETS:
   Beginning of year................      213,922,334      234,598,971       20,218,985        23,643,801
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   181,229,925  $   213,922,334  $    18,176,787  $     20,218,985
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017             2016
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        437,991  $      1,563,013  $     1,404,686   $     7,827,754
   Net realized gains (losses)......         2,203,028         4,556,831       19,897,704        41,062,276
   Change in unrealized gains
     (losses) on investments........         3,214,245       (2,950,638)       34,951,811      (24,270,212)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,855,264         3,169,206       56,254,201        24,619,818
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,412,389         1,646,111        9,625,180        10,614,246
   Net transfers (including fixed
     account).......................       (1,421,681)       (1,050,062)      (2,747,304)       (8,214,538)
   Contract charges.................          (30,646)          (34,268)        (265,907)         (290,555)
   Transfers for contract benefits
     and terminations...............      (10,777,891)      (10,100,352)     (61,960,015)      (54,521,198)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,817,829)       (9,538,571)     (55,348,046)      (52,412,045)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (4,962,565)       (6,369,365)          906,155      (27,792,227)
NET ASSETS:
   Beginning of year................        68,509,133        74,878,498      452,209,477       480,001,704
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     63,546,568  $     68,509,133  $   453,115,632   $   452,209,477
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (551,013)  $      7,375,335
   Net realized gains (losses)......        35,985,181        67,473,109
   Change in unrealized gains
     (losses) on investments........        59,654,478      (40,103,390)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        95,088,646        34,745,054
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        14,735,267        15,043,435
   Net transfers (including fixed
     account).......................       (3,798,439)       (8,127,733)
   Contract charges.................         (363,069)         (391,318)
   Transfers for contract benefits
     and terminations...............      (57,391,929)      (49,523,112)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (46,818,170)      (42,998,728)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............        48,270,476       (8,253,674)
NET ASSETS:
   Beginning of year................       574,285,819       582,539,493
                                      ----------------  ----------------
   End of year......................  $    622,556,295  $    574,285,819
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                 MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (21,805)  $      (14,129)  $       (2,031)  $          5,427
   Net realized gains (losses)......            46,528          228,633           25,976         (111,449)
   Change in unrealized gains
     (losses) on investments........           153,258           92,465          131,765           112,177
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           177,981          306,969          155,710             6,155
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --               --             7,162
   Net transfers (including fixed
     account).......................            25,250          114,178          158,624         (795,841)
   Contract charges.................             (130)            (149)             (34)              (24)
   Transfers for contract benefits
     and terminations...............          (78,074)        (210,319)         (55,447)         (108,204)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (52,954)         (96,290)          103,143         (896,907)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           125,027          210,679          258,853         (890,752)
NET ASSETS:
   Beginning of year................         1,708,962        1,498,283          543,802         1,434,554
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,833,989  $     1,708,962  $       802,655  $        543,802
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,557,193  $     3,505,439  $     (266,192)  $         15,102
   Net realized gains (losses)......       10,481,125       15,252,242        4,295,905         3,793,458
   Change in unrealized gains
     (losses) on investments........       18,461,311      (5,961,390)       14,781,315         1,354,198
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       30,499,629       12,796,291       18,811,028         5,162,758
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,411,199        2,995,304          430,622           415,645
   Net transfers (including fixed
     account).......................      (1,767,654)      (2,789,477)      (1,639,947)        46,174,713
   Contract charges.................        (125,296)        (137,127)         (28,720)          (69,436)
   Transfers for contract benefits
     and terminations...............     (22,822,426)     (26,759,940)     (15,387,002)      (13,737,985)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,304,177)     (26,691,240)     (16,625,047)        32,782,937
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        8,195,452     (13,894,949)        2,185,981        37,945,695
NET ASSETS:
   Beginning of year................      230,965,585      244,860,534      118,746,402        80,800,707
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   239,161,037  $   230,965,585  $   120,932,383  $    118,746,402
                                      ===============  ===============  ===============  ================


                                       BHFTII FRONTIER MID CAP GROWTH         BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,099,280)  $    (1,062,938)  $   (3,815,460)  $    (3,534,951)
   Net realized gains (losses)......        4,383,033        10,153,360       33,751,923        46,718,088
   Change in unrealized gains
     (losses) on investments........       12,629,914       (6,486,884)       82,465,289      (48,467,290)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       15,913,667         2,603,538      112,401,752       (5,284,153)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          441,376           497,508        3,890,806         4,518,932
   Net transfers (including fixed
     account).......................        (324,181)       (2,125,269)      (6,103,469)       (7,572,104)
   Contract charges.................         (39,378)          (43,317)        (202,722)         (210,030)
   Transfers for contract benefits
     and terminations...............      (9,940,163)       (8,226,899)     (35,186,374)      (31,594,437)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (9,862,346)       (9,897,977)     (37,601,759)      (34,857,639)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        6,051,321       (7,294,439)       74,799,993      (40,141,792)
NET ASSETS:
   Beginning of year................       71,558,936        78,853,375      330,843,366       370,985,158
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    77,610,257  $     71,558,936  $   405,643,359  $    330,843,366
                                      ===============  ================  ===============  ================

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,207)  $       (11,818)
   Net realized gains (losses)......           55,775            39,018
   Change in unrealized gains
     (losses) on investments........          108,713            64,978
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          144,281            92,178
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              765               340
   Net transfers (including fixed
     account).......................          681,997           109,059
   Contract charges.................             (56)              (31)
   Transfers for contract benefits
     and terminations...............         (53,476)         (143,370)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          629,230          (34,002)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          773,511            58,176
NET ASSETS:
   Beginning of year................          695,462           637,286
                                      ---------------  ----------------
   End of year......................  $     1,468,973  $        695,462
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,050,953  $     1,054,278  $        25,228  $         6,793
   Net realized gains (losses).....           18,525          233,281        1,676,207        1,489,450
   Change in unrealized gains
     (losses) on investments.......          177,405        (406,120)          811,175        1,349,924
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,246,883          881,439        2,512,610        2,846,167
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,063,895        1,497,373          953,402        1,053,483
   Net transfers (including fixed
     account)......................      (1,059,289)        (704,216)          596,931         (30,049)
   Contract charges................         (32,999)         (39,779)          (7,816)          (8,013)
   Transfers for contract benefits
     and terminations..............      (6,126,723)      (7,193,321)      (2,562,906)      (1,309,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,155,116)      (6,439,943)      (1,020,389)        (293,612)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,908,233)      (5,558,504)        1,492,221        2,552,555
NET ASSETS:
   Beginning of year...............       62,459,481       68,017,985       17,822,009       15,269,454
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,551,248  $    62,459,481  $    19,314,230  $    17,822,009
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                              MSCI EAFE INDEX          BHFTII METLIFE RUSSELL 2000 INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       774,168  $       691,710  $        23,319   $       181,485
   Net realized gains (losses).....        (765,699)      (1,605,838)        8,750,111         8,196,855
   Change in unrealized gains
     (losses) on investments.......       10,532,464          932,437        5,073,819        10,191,577
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,540,933           18,309       13,847,249        18,569,917
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,288,022        1,471,232        1,707,460         1,972,621
   Net transfers (including fixed
     account)......................        (593,910)        (537,856)      (2,499,306)       (1,589,531)
   Contract charges................         (24,349)         (25,078)         (52,956)          (56,904)
   Transfers for contract benefits
     and terminations..............      (5,178,536)      (4,511,503)     (11,299,470)       (9,385,346)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,508,773)      (3,603,205)     (12,144,272)       (9,059,160)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        6,032,160      (3,584,896)        1,702,977         9,510,757
NET ASSETS:
   Beginning of year...............       46,547,113       50,132,009      110,619,177       101,108,420
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    52,579,273  $    46,547,113  $   112,322,154   $   110,619,177
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,447,815  $     5,950,607  $     3,041,041  $     4,508,514
   Net realized gains (losses).....       54,259,223       61,017,384       26,492,614       23,596,638
   Change in unrealized gains
     (losses) on investments.......       96,971,350       11,351,356        4,916,760      (2,527,085)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      155,678,388       78,319,347       34,450,415       25,578,067
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       10,949,922       12,498,041        3,034,275        4,117,633
   Net transfers (including fixed
     account)......................      (7,931,241)     (20,415,166)      (1,698,620)      (5,826,167)
   Contract charges................        (413,392)        (447,756)        (122,275)        (138,148)
   Transfers for contract benefits
     and terminations..............     (92,174,867)     (77,423,014)     (46,082,928)     (43,812,952)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (89,569,578)     (85,787,895)     (44,869,548)     (45,659,634)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       66,108,810      (7,468,548)     (10,419,133)     (20,081,567)
NET ASSETS:
   Beginning of year...............      818,490,354      825,958,902      347,116,215      367,197,782
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   884,599,164  $   818,490,354  $   336,697,082  $   347,116,215
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS VALUE II
                                                SUBACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        88,720  $      (26,196)
   Net realized gains (losses).....        (282,681)          279,823
   Change in unrealized gains
     (losses) on investments.......          633,774        1,260,670
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          439,813        1,514,297
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          222,744          319,543
   Net transfers (including fixed
     account)......................          108,766         (92,928)
   Contract charges................          (1,929)          (2,355)
   Transfers for contract benefits
     and terminations..............      (2,777,030)      (1,460,780)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,447,449)      (1,236,520)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,007,636)          277,777
NET ASSETS:
   Beginning of year...............       10,606,904       10,329,127
                                     ---------------  ---------------
   End of year.....................  $     8,599,268  $    10,606,904
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTII NEUBERGER
                                             BHFTII MFS VALUE                   BERMAN GENESIS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       603,505  $       861,040  $     (606,076)  $     (561,624)
   Net realized gains (losses).....        9,356,110       11,708,015        8,402,998        2,172,141
   Change in unrealized gains
     (losses) on investments.......        9,110,481        2,304,669           76,687        7,579,184
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       19,070,096       14,873,724        7,873,609        9,189,701
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,112,289        1,288,553          591,515          680,563
   Net transfers (including fixed
     account)......................      (1,351,109)      (1,320,315)        (854,012)      (2,445,840)
   Contract charges................         (33,296)         (36,211)         (24,396)         (27,399)
   Transfers for contract benefits
     and terminations..............     (17,765,705)     (14,678,360)      (8,914,561)      (6,014,590)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (18,037,821)     (14,746,333)      (9,201,454)      (7,807,266)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,032,275          127,391      (1,327,845)        1,382,435
NET ASSETS:
   Beginning of year...............      126,985,750      126,858,359       61,097,301       59,714,866
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   128,018,025  $   126,985,750  $    59,769,456  $    61,097,301
                                     ===============  ===============  ===============  ===============

                                           BHFTII T. ROWE PRICE               BHFTII T. ROWE PRICE
                                             LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (870,201)  $     (834,484)  $    (1,372,057)  $   (1,326,583)
   Net realized gains (losses).....        5,356,604        7,199,316        10,773,401       16,674,139
   Change in unrealized gains
     (losses) on investments.......       11,491,916      (6,641,279)        12,095,603      (5,240,914)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       15,978,319        (276,447)        21,496,947       10,106,642
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          842,068          889,130         2,086,827        2,617,681
   Net transfers (including fixed
     account)......................        1,053,592        (968,588)         (482,076)      (3,400,052)
   Contract charges................         (15,707)         (16,178)          (43,930)         (47,085)
   Transfers for contract benefits
     and terminations..............      (6,901,192)      (5,839,793)      (13,605,017)     (10,165,512)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,021,239)      (5,935,429)      (12,044,196)     (10,994,968)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............       10,957,080      (6,211,876)         9,452,751        (888,326)
NET ASSETS:
   Beginning of year...............       52,673,898       58,885,774       108,651,167      109,539,493
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,630,978  $    52,673,898  $    118,103,918  $   108,651,167
                                     ===============  ===============  ================  ===============

                                       BHFTII WESTERN ASSET MANAGEMENT   BHFTII WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     3,714,274   $       651,395  $       962,178  $     1,033,513
   Net realized gains (losses).....        1,676,804           440,473        (237,206)           30,051
   Change in unrealized gains
     (losses) on investments.......        5,056,568         6,086,821        (274,918)      (1,013,053)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,447,646         7,178,689          450,054           50,511
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          863,622           730,921          908,994        1,824,684
   Net transfers (including fixed
     account)......................        3,679,025       149,135,642        1,861,183        3,917,148
   Contract charges................         (40,171)          (61,429)         (36,285)         (41,919)
   Transfers for contract benefits
     and terminations..............     (24,402,903)      (18,409,893)      (9,946,178)     (12,904,520)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,900,427)       131,395,241      (7,212,286)      (7,204,607)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,452,781)       138,573,930      (6,762,232)      (7,154,096)
NET ASSETS:
   Beginning of year...............      170,890,372        32,316,442       75,272,260       82,426,356
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   161,437,591   $   170,890,372  $    68,510,028  $    75,272,260
                                     ===============   ===============  ===============  ===============


                                       DELAWARE VIP SMALL CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,595  $        32,685
   Net realized gains (losses).....          687,029        1,020,712
   Change in unrealized gains
     (losses) on investments.......          472,927        1,640,505
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,183,551        2,693,902
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           97,415          151,565
   Net transfers (including fixed
     account)......................        (120,148)        (130,234)
   Contract charges................             (36)             (20)
   Transfers for contract benefits
     and terminations..............      (1,040,798)        (828,440)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,063,567)        (807,129)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          119,984        1,886,773
NET ASSETS:
   Beginning of year...............       11,287,261        9,400,488
                                     ---------------  ---------------
   End of year.....................  $    11,407,245  $    11,287,261
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           DEUTSCHE II GOVERNMENT &
                                               AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          4,382  $         18,665  $       (66,187)  $       (72,350)
   Net realized gains (losses)......          (54,999)          (28,583)           204,930           489,430
   Change in unrealized gains
     (losses) on investments........            38,670          (16,337)           176,609           135,984
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (11,947)          (26,255)           315,352           553,064
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             2,480                60             7,293            22,063
   Net transfers (including fixed
     account).......................          (44,276)            81,586           109,341          (58,930)
   Contract charges.................             (403)             (493)             (883)           (1,082)
   Transfers for contract benefits
     and terminations...............         (481,708)         (277,276)         (557,377)         (788,966)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (523,907)         (196,123)         (441,626)         (826,915)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (535,854)         (222,378)         (126,274)         (273,851)
NET ASSETS:
   Beginning of year................         2,265,390         2,487,768         4,233,440         4,507,291
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,729,536  $      2,265,390  $      4,107,166  $      4,233,440
                                      ================  ================  ================  ================


                                        DREYFUS SUSTAINABLE U.S. EQUITY         FIDELITY VIP CONTRAFUND
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (6,031)  $        (4,997)  $    (1,317,489)   $   (1,617,180)
   Net realized gains (losses)......            41,935            49,954        18,204,320        20,207,111
   Change in unrealized gains
     (losses) on investments........            26,576           (7,556)        21,049,279       (6,717,554)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,480            37,401        37,936,110        11,872,377
                                      ----------------  ----------------  ----------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --         3,537,036         4,152,152
   Net transfers (including fixed
     account).......................             3,406             7,965       (4,199,830)       (6,081,375)
   Contract charges.................              (18)              (21)          (65,501)          (71,287)
   Transfers for contract benefits
     and terminations...............          (15,571)           (9,824)      (25,876,638)      (22,009,644)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (12,183)           (1,880)      (26,604,933)      (24,010,154)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets...............            50,297            35,521        11,331,177      (12,137,777)
NET ASSETS:
   Beginning of year................           503,431           467,910       200,953,161       213,090,938
                                      ----------------  ----------------  ----------------   ---------------
   End of year......................  $        553,728  $        503,431  $    212,284,338   $   200,953,161
                                      ================  ================  ================   ===============

                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                 FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (13,853)  $       (13,312)  $        968,011  $      2,236,226
   Net realized gains (losses)......           238,225           117,378         7,112,383        13,750,416
   Change in unrealized gains
     (losses) on investments........           133,019          (84,225)        17,246,984        18,349,428
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           357,391            19,841        25,327,378        34,336,070
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            17,212            10,142         2,861,633         3,420,806
   Net transfers (including fixed
     account).......................         (111,970)          (79,970)       (3,883,993)       (4,877,175)
   Contract charges.................             (161)             (195)         (119,990)         (133,912)
   Transfers for contract benefits
     and terminations...............         (193,497)         (163,471)      (22,964,471)      (19,679,138)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (288,416)         (233,494)      (24,106,821)      (21,269,419)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            68,975         (213,653)         1,220,557        13,066,651
NET ASSETS:
   Beginning of year................         1,801,247         2,014,900       233,851,528       220,784,877
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,870,222  $      1,801,247  $    235,072,085  $    233,851,528
                                      ================  ================  ================  ================


                                           FIDELITY VIP FREEDOM 2020
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $          2,831
   Net realized gains (losses)......            31,842             4,771
   Change in unrealized gains
     (losses) on investments........             6,909             5,657
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            40,359            13,259
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            32,388            31,858
   Net transfers (including fixed
     account).......................               675           317,874
   Contract charges.................             (663)             (368)
   Transfers for contract benefits
     and terminations...............         (176,644)           (6,481)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (144,244)           342,883
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (103,885)           356,142
NET ASSETS:
   Beginning of year................           425,855            69,713
                                      ----------------  ----------------
   End of year......................  $        321,970  $        425,855
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP FREEDOM 2025           FIDELITY VIP FREEDOM 2030
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,067  $          2,083  $          2,654  $          3,960
   Net realized gains (losses)......            26,230             5,286            31,323            17,548
   Change in unrealized gains
     (losses) on investments........            28,142             5,096            42,316             8,465
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            55,439            12,465            76,293            29,973
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            87,507            64,251            51,656            51,862
   Net transfers (including fixed
     account).......................         (137,509)           151,990           214,273            50,533
   Contract charges.................             (669)             (952)             (577)              (12)
   Transfers for contract benefits
     and terminations...............              (90)          (74,756)         (362,348)             (211)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (50,761)           140,533          (96,996)           102,172
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             4,678           152,998          (20,703)           132,145
NET ASSETS:
   Beginning of year................           335,281           182,283           561,340           429,195
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        339,959  $        335,281  $        540,637  $        561,340
                                      ================  ================  ================  ================

                                           FIDELITY VIP FREEDOM 2040          FIDELITY VIP FREEDOM 2050
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017             2016              2017              2016
                                      ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            169  $           263  $            352  $            368
   Net realized gains (losses)......             3,091            1,282             2,630                60
   Change in unrealized gains
     (losses) on investments........            15,100            2,218             7,705               594
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            18,360            3,763            10,687             1,022
                                      ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            47,007           63,305            35,441            28,869
   Net transfers (including fixed
     account).......................                39            2,275            40,546            15,509
   Contract charges.................              (39)            (126)              (85)              (23)
   Transfers for contract benefits
     and terminations...............           (1,324)         (17,193)          (19,649)           (2,571)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            45,683           48,261            56,253            41,784
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            64,043           52,024            66,940            42,806
NET ASSETS:
   Beginning of year................            62,152           10,128            47,803             4,997
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $        126,195  $        62,152  $        114,743  $         47,803
                                      ================  ===============  ================  ================

                                         FIDELITY VIP FUNDSMANAGER 60%        FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (5,485,217)   $   (4,142,473)  $       747,939   $       766,024
   Net realized gains (losses)......       14,787,783        18,823,599        (214,451)         (314,092)
   Change in unrealized gains
     (losses) on investments........       76,161,580         4,233,070          517,750         1,912,243
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       85,464,146        18,914,196        1,051,238         2,364,175
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --        54,407,292          164,177           227,896
   Net transfers (including fixed
     account).......................          (7,693)           589,491        (146,133)         (217,142)
   Contract charges.................               --                --         (11,021)          (12,996)
   Transfers for contract benefits
     and terminations...............     (27,427,663)      (17,726,786)      (2,153,346)       (1,523,130)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (27,435,356)        37,269,997      (2,146,323)       (1,525,372)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       58,028,790        56,184,193      (1,095,085)           838,803
NET ASSETS:
   Beginning of year................      593,192,621       537,008,428       19,469,815        18,631,012
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   651,221,411   $   593,192,621  $    18,374,730   $    19,469,815
                                      ===============   ===============  ===============   ===============

                                            FIDELITY VIP MID CAP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,165,185)  $    (2,481,193)
   Net realized gains (losses)......       16,524,181        16,182,735
   Change in unrealized gains
     (losses) on investments........       29,690,294         9,899,299
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       44,049,290        23,600,841
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,485,328         6,166,021
   Net transfers (including fixed
     account).......................      (3,245,261)       (5,707,434)
   Contract charges.................         (70,362)          (76,763)
   Transfers for contract benefits
     and terminations...............     (27,846,003)      (24,692,143)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (25,676,298)      (24,310,319)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       18,372,992         (709,478)
NET ASSETS:
   Beginning of year................      245,490,758       246,200,236
                                      ---------------  ----------------
   End of year......................  $   263,863,750  $    245,490,758
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                FTVIPT FRANKLIN
                                        FTVIPT FRANKLIN INCOME VIP             MUTUAL SHARES VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       456,881  $       649,769  $        90,388  $        47,974
   Net realized gains (losses).....          182,658         (88,627)          885,353        1,547,973
   Change in unrealized gains
     (losses) on investments.......          810,184        1,713,083         (38,333)          313,182
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,449,723        2,274,225          937,408        1,909,129
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           38,767            8,102           34,422           13,174
   Net transfers (including fixed
     account)......................          283,708        (716,576)          131,147        (716,816)
   Contract charges................          (3,810)          (4,459)          (5,882)          (6,703)
   Transfers for contract benefits
     and terminations..............      (2,406,815)      (3,108,010)      (1,765,842)      (2,439,539)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,088,150)      (3,820,943)      (1,606,155)      (3,149,884)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (638,427)      (1,546,718)        (668,747)      (1,240,755)
NET ASSETS:
   Beginning of year...............       19,714,285       21,261,003       14,806,916       16,047,671
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,075,858  $    19,714,285  $    14,138,169  $    14,806,916
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN RISING                 FTVIPT FRANKLIN
                                               DIVIDENDS VIP                SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (56,299)  $      (76,320)  $      (420,823)  $     (422,868)
   Net realized gains (losses).....        1,037,616        2,504,309         1,789,435        2,019,116
   Change in unrealized gains
     (losses) on investments.......        1,443,211        (470,433)         2,887,297      (1,038,951)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,424,528        1,957,556         4,255,909          557,297
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           31,654          136,318           170,340          206,530
   Net transfers (including fixed
     account)......................          381,020        (606,606)         (416,615)        (387,266)
   Contract charges................          (4,055)          (4,734)           (6,853)          (7,884)
   Transfers for contract benefits
     and terminations..............      (2,073,673)      (2,431,684)       (3,236,220)      (2,911,027)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,665,054)      (2,906,706)       (3,489,348)      (3,099,647)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          759,474        (949,150)           766,561      (2,542,350)
NET ASSETS:
   Beginning of year...............       14,124,147       15,073,297        23,462,681       26,005,031
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    14,883,621  $    14,124,147  $     24,229,242  $    23,462,681
                                     ===============  ===============  ================  ===============

                                         FTVIPT TEMPLETON DEVELOPING
                                                 MARKETS VIP              FTVIPT TEMPLETON FOREIGN VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,736)   $      (52,666)  $       463,827  $       104,190
   Net realized gains (losses).....        (197,414)       (1,044,768)          447,603           44,825
   Change in unrealized gains
     (losses) on investments.......        5,762,682         3,249,765        6,818,738        2,708,456
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,529,532         2,152,331        7,730,168        2,857,471
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          661,629           730,271          506,699          662,355
   Net transfers (including fixed
     account)......................          380,931         (625,612)      (1,368,143)            8,619
   Contract charges................          (7,903)           (7,749)         (11,066)         (12,468)
   Transfers for contract benefits
     and terminations..............      (2,165,241)       (1,417,336)      (6,393,937)      (6,797,379)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,130,584)       (1,320,426)      (7,266,447)      (6,138,873)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,398,948           831,905          463,721      (3,281,402)
NET ASSETS:
   Beginning of year...............       14,638,051        13,806,146       55,454,715       58,736,117
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    19,036,999   $    14,638,051  $    55,918,436  $    55,454,715
                                     ===============   ===============  ===============  ===============


                                           INVESCO V.I. COMSTOCK
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        18,113  $       (4,406)
   Net realized gains (losses).....          588,604          659,045
   Change in unrealized gains
     (losses) on investments.......          115,406           90,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          722,123          744,972
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................         (50,560)        (364,888)
   Contract charges................            (534)            (675)
   Transfers for contract benefits
     and terminations..............      (1,070,360)        (507,628)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,121,454)        (873,191)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (399,331)        (128,219)
NET ASSETS:
   Beginning of year...............        5,383,720        5,511,939
                                     ---------------  ---------------
   End of year.....................  $     4,984,389  $     5,383,720
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (8,719)  $       (13,169)  $       (96,705)  $        (7,698)
   Net realized gains (losses)......           142,643           123,701         2,563,249         2,958,945
   Change in unrealized gains
      (losses) on investments.......          (65,659)            34,098         1,753,109         2,852,056
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............            68,265           144,630         4,219,653         5,803,303
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             2,574                --           150,295           118,778
   Net transfers (including fixed
      account)......................           (4,447)            61,697         1,518,451       (1,095,723)
   Contract charges.................              (74)              (99)          (17,479)          (19,392)
   Transfers for contract benefits
      and terminations..............         (207,491)         (237,705)       (6,649,182)       (7,146,777)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (209,438)         (176,107)       (4,997,915)       (8,143,114)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets...............         (141,173)          (31,477)         (778,262)       (2,339,811)
NET ASSETS:
   Beginning of year................         1,252,863         1,284,340        49,784,834        52,124,645
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,111,690  $      1,252,863  $     49,006,572  $     49,784,834
                                      ================  ================  ================  ================

                                      INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017               2016               2017              2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,639  $         (2,310)  $         (8,786)  $        (2,050)
   Net realized gains (losses)......          (22,740)            (2,698)           (24,201)          (60,896)
   Change in unrealized gains
      (losses) on investments.......            16,966           (27,188)            142,731           158,819
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............             (135)           (32,196)            109,744            95,873
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........                --              3,750                 --                --
   Net transfers (including fixed
      account)......................           225,240             56,467             97,218            19,622
   Contract charges.................           (1,027)            (1,376)              (408)             (453)
   Transfers for contract benefits
      and terminations..............         (672,249)        (1,391,547)           (52,249)         (231,877)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (448,036)        (1,332,706)             44,561         (212,708)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets...............         (448,171)        (1,364,902)            154,305         (116,835)
NET ASSETS:
   Beginning of year................         7,417,830          8,782,732          1,233,406         1,350,241
                                      ----------------  -----------------  -----------------  ----------------
   End of year......................  $      6,969,659  $       7,417,830  $       1,387,711  $      1,233,406
                                      ================  =================  =================  ================

                                          INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,193)  $        (15,045)  $      (166,716)   $      (170,680)
   Net realized gains (losses)......           274,196            325,281         1,528,103          1,610,561
   Change in unrealized gains
      (losses) on investments.......            62,578          (136,521)         1,588,789          (213,763)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           322,581            173,715         2,950,176          1,226,118
                                      ----------------  -----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             1,589              2,415           164,253            258,654
   Net transfers (including fixed
      account)......................         (118,181)            (1,034)          (63,864)             32,434
   Contract charges.................             (330)              (291)           (1,392)            (1,703)
   Transfers for contract benefits
      and terminations..............         (278,694)          (463,922)       (1,429,690)        (1,512,489)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (395,616)          (462,832)       (1,330,693)        (1,223,104)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (73,035)          (289,117)         1,619,483              3,014
NET ASSETS:
   Beginning of year................         1,905,676          2,194,793        12,288,719         12,285,705
                                      ----------------  -----------------  ----------------   ----------------
   End of year......................  $      1,832,641  $       1,905,676  $     13,908,202   $     12,288,719
                                      ================  =================  ================   ================

                                         JANUS HENDERSON GLOBAL RESEARCH
                                                   SUBACCOUNT
                                      -----------------------------------
                                            2017               2016
                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            750   $          3,066
   Net realized gains (losses)......            84,097             43,500
   Change in unrealized gains
      (losses) on investments.......            53,975           (39,056)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           138,822              7,510
                                      ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             9,394             10,983
   Net transfers (including fixed
      account)......................           (5,236)              8,033
   Contract charges.................               (4)                 --
   Transfers for contract benefits
      and terminations..............         (240,708)          (154,576)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (236,554)          (135,560)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (97,732)          (128,050)
NET ASSETS:
   Beginning of year................           675,764            803,814
                                      ----------------   ----------------
   End of year......................  $        578,032   $        675,764
                                      ================   ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                         LMPVET CLEARBRIDGE VARIABLE
                                         JANUS HENDERSON OVERSEAS             AGGRESSIVE GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,929  $     1,000,357  $   (3,606,185)  $   (3,129,262)
   Net realized gains (losses).....      (1,770,256)      (1,601,072)       37,197,330       31,729,193
   Change in unrealized gains
     (losses) on investments.......        9,707,005      (2,110,590)       12,126,476     (31,339,196)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,024,678      (2,711,305)       45,717,621      (2,739,265)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,312,066        1,571,214        2,238,849        2,524,691
   Net transfers (including fixed
     account)......................      (1,083,731)      (1,661,271)      (3,172,487)      (2,014,873)
   Contract charges................         (15,943)         (16,412)        (152,070)        (168,878)
   Transfers for contract benefits
     and terminations..............      (3,754,885)      (2,361,206)     (36,708,246)     (37,305,304)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,542,493)      (2,467,675)     (37,793,954)     (36,964,364)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,482,185      (5,178,980)        7,923,667     (39,703,629)
NET ASSETS:
   Beginning of year...............       28,762,285       33,941,265      328,523,979      368,227,608
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    33,244,470  $    28,762,285  $   336,447,646  $   328,523,979
                                     ===============  ===============  ===============  ===============

                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                              APPRECIATION                     DIVIDEND STRATEGY
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (989,805)  $     (737,425)  $     (431,365)  $     (371,549)
   Net realized gains (losses).....       20,864,193       17,578,940        4,536,580        3,402,946
   Change in unrealized gains
     (losses) on investments.......       20,977,054        2,307,392       10,069,742        7,801,497
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       40,851,442       19,148,907       14,174,957       10,832,894
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          784,487          952,911          143,736          122,668
   Net transfers (including fixed
     account)......................      (1,989,016)      (3,348,431)        (777,182)        (123,865)
   Contract charges................        (127,214)        (138,920)         (29,479)         (32,619)
   Transfers for contract benefits
     and terminations..............     (27,220,772)     (30,510,890)     (10,884,356)     (11,728,940)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (28,552,515)     (33,045,330)     (11,547,281)     (11,762,756)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       12,298,927     (13,896,423)        2,627,676        (929,862)
NET ASSETS:
   Beginning of year...............      245,202,993      259,099,416       90,118,532       91,048,394
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   257,501,920  $   245,202,993  $    92,746,208  $    90,118,532
                                     ===============  ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,272,605)   $     (979,003)  $      (87,585)  $        91,546
   Net realized gains (losses).....        8,828,760        10,151,357        7,065,986        4,217,143
   Change in unrealized gains
     (losses) on investments.......       12,595,464       (4,229,733)        7,056,276        7,747,711
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,151,619         4,942,621       14,034,677       12,056,400
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          577,827           664,303          389,897          453,867
   Net transfers (including fixed
     account)......................        (912,985)       (1,163,190)        (788,389)        (933,453)
   Contract charges................         (23,620)          (25,617)         (43,359)         (47,799)
   Transfers for contract benefits
     and terminations..............     (10,492,057)      (10,212,887)     (14,083,203)     (11,476,323)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,850,835)      (10,737,391)     (14,525,054)     (12,003,708)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        9,300,784       (5,794,770)        (490,377)           52,692
NET ASSETS:
   Beginning of year...............       89,099,797        94,894,567      114,104,961      114,052,269
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    98,400,581   $    89,099,797  $   113,614,584  $   114,104,961
                                     ===============   ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE
                                                   MID CAP
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (420,744)  $     (268,755)
   Net realized gains (losses).....         3,068,328        1,697,903
   Change in unrealized gains
     (losses) on investments.......           665,332          754,862
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         3,312,916        2,184,010
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            32,539           41,711
   Net transfers (including fixed
     account)......................         (223,933)           30,070
   Contract charges................           (9,066)         (10,221)
   Transfers for contract benefits
     and terminations..............       (3,068,197)      (3,541,140)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (3,268,657)      (3,479,580)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............            44,259      (1,295,570)
NET ASSETS:
   Beginning of year...............        32,071,788       33,367,358
                                     ----------------  ---------------
   End of year.....................  $     32,116,047  $    32,071,788
                                     ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       LMPVET CLEARBRIDGE VARIABLE            LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                  CONSERVATIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (713,693)  $     (693,059)  $       364,512  $       373,405
   Net realized gains (losses).....        3,161,030        2,998,553        6,160,566        1,505,502
   Change in unrealized gains
     (losses) on investments.......        6,767,882        (704,843)      (1,590,209)          700,199
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,215,219        1,600,651        4,934,869        2,579,106
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          375,382          402,680          123,612          119,836
   Net transfers (including fixed
     account)......................        (973,765)      (1,034,694)        (274,074)        (942,073)
   Contract charges................         (12,998)         (14,785)         (23,804)         (26,329)
   Transfers for contract benefits
     and terminations..............      (5,573,956)      (5,191,448)      (5,770,737)      (6,385,071)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,185,337)      (5,838,247)      (5,945,003)      (7,233,637)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,029,882      (4,237,596)      (1,010,134)      (4,654,531)
NET ASSETS:
   Beginning of year...............       44,384,618       48,622,214       44,206,329       48,860,860
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    47,414,500  $    44,384,618  $    43,196,195  $    44,206,329
                                     ===============  ===============  ===============  ===============

                                                                              LMPVET QS VARIABLE
                                        LMPVET QS VARIABLE GROWTH               MODERATE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        81,847  $         1,690  $      183,502   $       183,355
   Net realized gains (losses).....        3,651,196          873,565       6,229,627         1,023,775
   Change in unrealized gains
     (losses) on investments.......        (332,514)          470,828     (2,201,044)           641,325
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,400,529        1,346,083       4,212,085         1,848,455
                                     ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           41,136           65,741          99,489            69,119
   Net transfers (including fixed
     account)......................         (35,295)        (275,082)       (543,314)         (105,196)
   Contract charges................         (19,021)         (20,649)        (23,775)          (25,949)
   Transfers for contract benefits
     and terminations..............      (2,117,197)      (1,931,146)     (4,267,053)       (2,683,965)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,130,377)      (2,161,136)     (4,734,653)       (2,745,991)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets...............        1,270,152        (815,053)       (522,568)         (897,536)
NET ASSETS:
   Beginning of year...............       20,311,234       21,126,287      30,093,587        30,991,123
                                     ---------------  ---------------  --------------   ---------------
   End of year.....................  $    21,581,386  $    20,311,234  $   29,571,019   $    30,093,587
                                     ===============  ===============  ==============   ===============

                                                                         LMPVIT WESTERN ASSET VARIABLE
                                      LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,511,254  $       326,679  $       186,996  $       231,523
   Net realized gains (losses).....        (855,207)      (1,254,653)         (51,819)        (216,758)
   Change in unrealized gains
     (losses) on investments.......        1,682,695        2,869,774          225,619          688,455
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,338,742        1,941,800          360,796          703,220
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,442          143,116            8,712               --
   Net transfers (including fixed
     account)......................        1,821,509          100,943          486,756        (209,241)
   Contract charges................         (17,275)         (20,301)            (475)            (612)
   Transfers for contract benefits
     and terminations..............      (7,575,067)      (8,312,837)        (787,880)        (859,691)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,671,391)      (8,089,079)        (292,887)      (1,069,544)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,332,649)      (6,147,279)           67,909        (366,324)
NET ASSETS:
   Beginning of year...............       60,157,955       66,305,234        5,438,686        5,805,010
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    56,825,306  $    60,157,955  $     5,506,595  $     5,438,686
                                     ===============  ===============  ===============  ===============

                                              MORGAN STANLEY
                                             MULTI CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (17,745)  $      (16,082)
   Net realized gains (losses).....          114,923          134,755
   Change in unrealized gains
     (losses) on investments.......          191,890        (162,328)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          289,068         (43,655)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (8,975)            1,544
   Contract charges................             (85)             (68)
   Transfers for contract benefits
     and terminations..............        (115,025)         (69,948)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (124,085)         (68,472)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          164,983        (112,127)
NET ASSETS:
   Beginning of year...............          678,520          790,647
                                     ---------------  ---------------
   End of year.....................  $       843,503  $       678,520
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (219,781)  $      (250,762)  $         21,425  $        100,563
   Net realized gains (losses)......         1,602,770           921,495           194,078         1,434,517
   Change in unrealized gains
     (losses) on investments........           578,236         1,831,176         (136,373)       (1,221,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,961,225         2,501,909            79,130           313,645
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            90,994            89,664            36,411            51,480
   Net transfers (including fixed
     account).......................           188,055         (374,058)         (176,000)            12,822
   Contract charges.................           (6,866)           (7,822)           (2,902)           (3,739)
   Transfers for contract benefits
     and terminations...............       (2,605,860)       (3,245,210)       (1,133,149)       (1,261,343)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,333,677)       (3,537,426)       (1,275,640)       (1,200,780)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (372,452)       (1,035,517)       (1,196,510)         (887,135)
NET ASSETS:
   Beginning of year................        19,478,488        20,514,005         7,545,087         8,432,222
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     19,106,036  $     19,478,488  $      6,348,577  $      7,545,087
                                      ================  ================  ================  ================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                     VIF GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (86,027)  $      (129,714)  $     (118,447)   $     (106,129)
   Net realized gains (losses)......        2,903,284         2,501,996          902,083         1,241,008
   Change in unrealized gains
     (losses) on investments........        2,105,323         (732,681)        1,430,835       (1,342,478)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,922,580         1,639,601        2,214,471         (207,599)
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          388,972           404,719               --                --
   Net transfers (including fixed
     account).......................        (474,934)         (673,150)         (29,750)         (177,905)
   Contract charges.................         (23,990)          (26,297)            (667)             (856)
   Transfers for contract benefits
     and terminations...............      (3,799,306)       (3,729,158)        (726,350)         (629,924)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,909,258)       (4,023,886)        (756,767)         (808,685)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,013,322       (2,384,285)        1,457,704       (1,016,284)
NET ASSETS:
   Beginning of year................       34,122,083        36,506,368        5,650,496         6,666,780
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $    35,135,405  $     34,122,083  $     7,108,200   $     5,650,496
                                      ===============  ================  ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Separate Account Eleven for Variable Annuities to Brighthouse Separate Account Eleven for Variable Annuities.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Legg Mason Partners Variable Equity Trust
AIM Variable Insurance Funds (Invesco Variable               ("LMPVET")
   Insurance Funds) ("Invesco V.I.")                       Legg Mason Partners Variable Income Trust
American Funds Insurance Series ("American Funds")           ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                       Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                     Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                ("Dreyfus Sustainable U.S. Equity")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

AB Global Thematic Growth Subaccount                     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount
Alger Capital Appreciation Subaccount                    BHFTII Brighthouse/Dimensional International Small
American Funds Bond Subaccount                              Company Subaccount
American Funds Global Growth Subaccount                  BHFTII Brighthouse/Wellington Balanced Subaccount (a)
American Funds Global Small Capitalization Subaccount    BHFTII Brighthouse/Wellington Core Equity
American Funds Growth Subaccount                            Opportunities Subaccount (a)
American Funds Growth-Income Subaccount                  BHFTII Frontier Mid Cap Growth Subaccount (a)
BHFTI American Funds Balanced Allocation Subaccount      BHFTII Jennison Growth Subaccount (a)
BHFTI American Funds Growth Allocation Subaccount        BHFTII Loomis Sayles Small Cap Core Subaccount
BHFTI American Funds Moderate Allocation Subaccount      BHFTII MetLife Aggregate Bond Index Subaccount
BHFTI BlackRock High Yield Subaccount (a)                BHFTII MetLife Mid Cap Stock Index Subaccount (a)
BHFTI Brighthouse Asset Allocation 100 Subaccount        BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI Brighthouse Small Cap Value Subaccount (a)         BHFTII MetLife Russell 2000 Index Subaccount
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII MetLife Stock Index Subaccount (a)
   Equity Subaccount (a)                                 BHFTII MFS Total Return Subaccount (a)
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII MFS Value Subaccount (a)
   Subaccount                                            BHFTII MFS Value II Subaccount
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                            BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Clarion Global Real Estate Subaccount (a)          BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI ClearBridge Aggressive Growth Subaccount (a)       BHFTII Western Asset Management Strategic Bond
BHFTI Harris Oakmark International Subaccount               Opportunities Subaccount (a)
BHFTI Invesco Comstock Subaccount (a)                    BHFTII Western Asset Management U.S. Government
BHFTI Invesco Small Cap Growth Subaccount (a)               Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                Delaware VIP Small Cap Value Subaccount
BHFTI Loomis Sayles Global Markets Subaccount            Deutsche II Government & Agency Securities
BHFTI MetLife Multi-Index Targeted Risk Subaccount          Subaccount
BHFTI MFS Research International Subaccount              Deutsche II Small Mid Cap Value Subaccount
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)       Dreyfus Sustainable U.S. Equity Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)           Fidelity VIP Contrafund Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)      Fidelity VIP Dynamic Capital Appreciation Subaccount
BHFTI PIMCO Total Return Subaccount                      Fidelity VIP Equity-Income Subaccount (a)
BHFTI Schroders Global Multi-Asset II Subaccount         Fidelity VIP Freedom 2020 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount              Fidelity VIP Freedom 2025 Subaccount
BHFTI SSGA Growth ETF Subaccount                         Fidelity VIP Freedom 2030 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Fidelity VIP Freedom 2040 Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount            Fidelity VIP Freedom 2050 Subaccount
BHFTI Victory Sycamore Mid Cap Subaccount (a)            Fidelity VIP FundsManager 60% Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              Fidelity VIP High Income Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     Fidelity VIP Mid Cap Subaccount
BHFTII BlackRock Ultra-Short Term Bond Subaccount (a)    FTVIPT Franklin Income VIP Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount        FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount        FTVIPT Franklin Rising Dividends VIP Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount        FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 80 Subaccount           Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


FTVIPT Templeton Developing Markets VIP                  LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  LMPVET ClearBridge Variable Mid Cap Subaccount
Invesco V.I. Comstock Subaccount (a)                     LMPVET ClearBridge Variable Small Cap Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Equity and Income Subaccount                LMPVET QS Variable Conservative Growth
Invesco V.I. Government Securities Subaccount (a)          Subaccount
Invesco V.I. Managed Volatility Subaccount               LMPVET QS Variable Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount                    LMPVET QS Variable Moderate Growth Subaccount
Janus Henderson Enterprise Subaccount                    LMPVIT Western Asset Core Plus Subaccount
Janus Henderson Global Research Subaccount               LMPVIT Western Asset Variable Global High Yield
Janus Henderson Overseas Subaccount                        Bond Subaccount
LMPVET ClearBridge Variable Aggressive Growth            Morgan Stanley Multi Cap Growth Subaccount
   Subaccount (a)                                        Pioneer VCT Mid Cap Value Subaccount
LMPVET ClearBridge Variable Appreciation                 Pioneer VCT Real Estate Shares Subaccount
   Subaccount (a)                                        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy              Subaccount
   Subaccount (a)                                        VIF Growth Subaccount
LMPVET ClearBridge Variable Large Cap Growth
   Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2017:

Fidelity VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Dreyfus Socially Responsible Growth Portfolio             Dreyfus Sustainable U.S. Equity Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio                     Janus Henderson Global Research Portfolio
Janus Aspen Overseas Portfolio                            Janus Henderson Overseas Portfolio
(MIST) Invesco Mid Cap Value Portfolio                    (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                     (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                              New Name

(MSF) BlackRock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                                New Name

Met Investors Series Trust (MIST)                          Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                             Brighthouse Funds Trust II (BHFTII)
The Dreyfus Socially Responsible Growth Fund, Inc.         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   (Dreyfus Socially Responsible Growth)                     (Dreyfus Sustainable U.S. Equity)
The Universal Institutional Funds, Inc. (UIF)              Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     AB Global Thematic Growth Subaccount.......................         15,122          240,007             3,431            85,926
     Alger Capital Appreciation Subaccount......................         32,966        1,961,531           256,451           576,912
     American Funds Bond Subaccount.............................        367,710        3,962,648           511,492         1,472,678
     American Funds Global Growth Subaccount....................      3,483,767       75,354,262         5,278,675        18,383,059
     American Funds Global Small Capitalization Subaccount......         75,162        1,474,283            44,596           338,717
     American Funds Growth Subaccount...........................      3,230,562      192,312,387        27,283,180        40,607,160
     American Funds Growth-Income Subaccount....................      4,050,050      158,417,757        17,668,185        34,069,367
     BHFTI American Funds Balanced Allocation Subaccount........        503,802        4,956,931         1,055,068         1,566,726
     BHFTI American Funds Growth Allocation Subaccount..........        393,081        3,754,782         1,146,465         1,347,432
     BHFTI American Funds Moderate Allocation Subaccount........        273,648        2,723,424           812,207         1,057,450
     BHFTI BlackRock High Yield Subaccount......................      9,782,556       78,252,032         9,161,937        16,996,096
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,994,895       54,992,823         5,988,388         6,383,923
     BHFTI Brighthouse Small Cap Value Subaccount...............      6,351,066       97,798,215         5,988,332        18,129,470
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,676,870       36,596,895         2,674,215         7,795,532
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        281,601        2,918,321           392,440           252,239
     BHFTI Brighthouse/Wellington Large Cap Research Subaccount.      2,499,223       28,060,483         2,319,073         5,250,445
     BHFTI Clarion Global Real Estate Subaccount................      4,662,437       57,594,199         4,606,036         9,003,714
     BHFTI ClearBridge Aggressive Growth Subaccount.............     27,280,001      385,878,375         8,358,238        65,407,599
     BHFTI Harris Oakmark International Subaccount..............      3,802,780       56,400,378        10,285,536        14,471,729
     BHFTI Invesco Comstock Subaccount..........................     11,208,067      121,419,136        11,370,698        31,634,483
     BHFTI Invesco Small Cap Growth Subaccount..................        947,809       14,064,734         2,683,145         2,876,321
     BHFTI JPMorgan Small Cap Value Subaccount..................        645,520        9,898,040         2,059,292         2,152,258
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,584,219       87,802,441         3,083,785        16,523,715
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          7,297           88,574            27,869            57,467
     BHFTI MFS Research International Subaccount................      4,683,019       52,522,735         2,358,560        10,241,749
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        479,899        5,752,904           912,332         1,788,483
     BHFTI Oppenheimer Global Equity Subaccount.................     13,245,243      219,015,379         8,212,434        45,275,700
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,457,712       47,498,445         4,556,864         9,185,585
     BHFTI PIMCO Total Return Subaccount........................     14,372,978      162,047,341        11,633,822        27,953,883
     BHFTI Schroders Global Multi-Asset II Subaccount...........          3,094           35,249            10,276             3,595
     BHFTI SSGA Growth and Income ETF Subaccount................      8,881,553       95,292,730         3,301,777        10,331,391
     BHFTI SSGA Growth ETF Subaccount...........................     11,616,039      124,153,150         5,898,486        14,558,752
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,664,290      332,500,417        45,867,633        56,485,964
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        134,594        1,318,675           237,526           251,612
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,806,782       33,308,831         1,529,748         8,126,491
     BHFTII BlackRock Bond Income Subaccount....................      1,143,024      120,276,421         8,853,903        20,927,644
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,418,056      105,517,523         7,021,963        25,759,235
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,798,007      179,944,515        31,519,221        65,262,022
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,664,542       18,475,260         2,806,306         5,440,619
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      5,376,191       61,490,769         6,191,168        14,465,472
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     35,819,418      424,794,596        34,833,952        70,550,195
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     43,903,829      561,746,892        54,690,166        69,370,501
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          7,331        1,370,759           159,789           234,548
     BHFTII Brighthouse/Dimensional International Small
       Company Subaccount.......................................         52,737          730,742           302,091           175,670
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,736,028      190,148,281        11,962,442        27,001,233
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,769,736      114,776,108         7,424,554        19,844,005
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,061,960       57,292,189         3,131,566        12,250,744
     BHFTII Jennison Growth Subaccount..........................     24,118,640      308,908,834        29,796,025        44,809,505
     BHFTII Loomis Sayles Small Cap Core Subaccount.............          5,303        1,330,404           779,386           121,983
     BHFTII MetLife Aggregate Bond Index Subaccount.............      5,279,931       57,456,775         2,609,392         7,713,555
     BHFTII MetLife Mid Cap Stock Index Subaccount..............        956,354       15,508,647         3,339,833         3,182,678
     BHFTII MetLife MSCI EAFE Index Subaccount..................      3,613,696       55,001,862         2,324,777         6,059,382
     BHFTII MetLife Russell 2000 Index Subaccount...............      5,110,198       77,234,793         7,836,578        15,570,269

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------  --------------    --------------
     BHFTII MetLife Stock Index Subaccount.......................      16,603,375      592,766,622     44,431,655       105,812,447
     BHFTII MFS Total Return Subaccount..........................       1,920,361      279,363,980     30,673,335        54,523,499
     BHFTII MFS Value II Subaccount..............................         919,708        9,198,688        893,666         3,252,394
     BHFTII MFS Value Subaccount.................................       7,709,685      113,077,115     13,308,627        23,047,962
     BHFTII Neuberger Berman Genesis Subaccount..................       2,646,473       40,569,831      6,784,313        11,684,997
     BHFTII T. Rowe Price Large Cap Growth Subaccount............       2,554,601       49,563,167      8,565,858        10,877,910
     BHFTII T. Rowe Price Small Cap Growth Subaccount............       5,114,938       84,888,895      9,383,364        15,770,825
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................      11,617,429      150,979,303     14,066,785        30,253,378
     BHFTII Western Asset Management U.S. Government Subaccount..       5,880,689       70,143,000      6,152,405        12,402,514
     Delaware VIP Small Cap Value Subaccount.....................         266,961        8,220,093        674,497         1,328,363
     Deutsche II Government & Agency Securities Subaccount.......         155,255        1,886,094        108,052           627,578
     Deutsche II Small Mid Cap Value Subaccount..................         229,965        3,461,122        570,519           985,240
     Dreyfus Sustainable U.S. Equity Subaccount..................          13,913          430,494         53,652            37,426
     Fidelity VIP Contrafund Subaccount..........................       5,714,415      159,524,534     15,479,956        32,044,076
     Fidelity VIP Dynamic Capital Appreciation Subaccount........         133,112        1,347,389        228,773           409,657
     Fidelity VIP Equity-Income Subaccount.......................       9,844,533      206,476,756      9,551,956        27,852,884
     Fidelity VIP Freedom 2020 Subaccount........................          23,097          311,137        349,636           483,538
     Fidelity VIP Freedom 2025 Subaccount........................          23,381          312,668        212,051           252,241
     Fidelity VIP Freedom 2030 Subaccount........................          37,030          502,459        288,854           362,436
     Fidelity VIP Freedom 2040 Subaccount........................           5,829          109,087         51,096             2,441
     Fidelity VIP Freedom 2050 Subaccount........................           5,908          106,586         77,822            19,407
     Fidelity VIP FundsManager 60% Subaccount....................      52,097,714      594,298,435     20,005,065        39,786,239
     Fidelity VIP High Income Subaccount.........................       3,371,511       19,989,610      1,559,551         2,957,935
     Fidelity VIP Mid Cap Subaccount.............................       6,982,370      208,413,320     16,310,984        32,281,293
     FTVIPT Franklin Income VIP Subaccount.......................       1,179,707       17,522,015      1,427,069         3,058,338
     FTVIPT Franklin Mutual Shares VIP Subaccount................         694,409       12,226,833      1,072,215         1,995,564
     FTVIPT Franklin Rising Dividends VIP Subaccount.............         522,971       11,438,047      1,599,622         2,793,432
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........       1,358,904       26,170,081      2,822,614         4,361,971
     FTVIPT Templeton Developing Markets VIP Subaccount..........       1,860,899       17,811,180      2,643,119         3,809,444
     FTVIPT Templeton Foreign VIP Subaccount.....................       3,614,637       50,932,095      3,201,831        10,004,457
     Invesco V.I. Comstock Subaccount............................         241,726        3,340,862        377,723         1,281,859
     Invesco V.I. Diversified Dividend Subaccount................          41,159          705,341         81,257           261,757
     Invesco V.I. Equity and Income Subaccount...................       2,586,099       36,655,644      2,996,467         7,211,774
     Invesco V.I. Government Securities Subaccount...............         615,449        7,178,309        537,630           980,028
     Invesco V.I. Managed Volatility Subaccount..................         106,257        1,507,751        178,903           143,128
     Invesco V.I. S&P 500 Index Subaccount.......................          99,438        1,355,414        235,113           503,308
     Janus Henderson Enterprise Subaccount.......................         208,613        9,117,364      1,465,742         2,095,273
     Janus Henderson Global Research Subaccount..................          11,521          349,969         25,694           261,497
     Janus Henderson Overseas Subaccount.........................       1,081,473       41,501,194      1,293,843         4,748,407
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....      12,383,947      224,611,511     25,196,187        45,224,061
     LMPVET ClearBridge Variable Appreciation Subaccount.........       6,135,396      157,988,843     12,473,464        33,626,599
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....       4,637,455       59,287,934      2,640,473        14,619,119
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....       3,995,152       72,149,337      7,411,061        14,129,822
     LMPVET ClearBridge Variable Large Cap Value Subaccount......       5,301,661       88,284,870      6,456,493        17,821,558
     LMPVET ClearBridge Variable Mid Cap Subaccount..............       1,587,546       23,177,464      2,438,997         4,357,532
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....       1,827,853       31,527,583      1,782,769         7,718,212
     LMPVET QS Variable Conservative Growth Subaccount...........       2,950,560       35,992,177      5,648,256         6,743,406
     LMPVET QS Variable Growth Subaccount........................       1,492,489       20,349,453      3,768,941         2,507,825
     LMPVET QS Variable Moderate Growth Subaccount...............       2,122,830       25,560,079      5,560,018         5,221,820
     LMPVIT Western Asset Core Plus Subaccount...................       9,848,408       62,933,666      4,730,307         8,890,445
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................         754,328        5,897,835        922,083         1,027,975
     Morgan Stanley Multi Cap Growth Subaccount..................          15,991          620,652        108,121           170,728
     Pioneer VCT Mid Cap Value Subaccount........................         915,479       18,134,839      2,242,534         3,275,211
     Pioneer VCT Real Estate Shares Subaccount...................         411,177        7,477,306        859,185         1,657,616
     TAP 1919 Variable Socially Responsive Balanced Subaccount...       1,260,237       31,532,818      3,020,099         4,595,477
     VIF Growth Subaccount.......................................         219,525        4,659,369        862,677         1,187,938

This page is intentionally left blank.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         402,397          433,718         790,345          973,382       2,795,414        2,919,559
Units issued and transferred
   from other funding options....           3,194           16,714          29,249           17,163         264,126          770,840
Units redeemed and transferred to
   other funding options.........        (69,437)         (48,035)       (149,421)        (200,200)       (847,046)        (894,985)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         336,154          402,397         670,173          790,345       2,212,494        2,795,414
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                           AMERICAN FUNDS GLOBAL
                                     AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       37,013,497       43,593,647          495,691          620,815
Units issued and transferred
   from other funding options....          916,610        1,145,866           12,952           39,344
Units redeemed and transferred to
   other funding options.........      (5,985,341)      (7,726,016)         (81,250)        (164,468)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       31,944,766       37,013,497          427,393          495,691
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........       89,755,181      103,574,782
Units issued and transferred
   from other funding options....        2,014,455        2,985,402
Units redeemed and transferred to
   other funding options.........     (13,622,674)     (16,805,003)
                                   ---------------  ---------------
Units end of year................       78,146,962       89,755,181
                                   ===============  ===============

                                                                          BHFTI AMERICAN FUNDS
                                     AMERICAN FUNDS GROWTH-INCOME          BALANCED ALLOCATION
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       83,026,144       96,683,093        3,745,363        3,593,345
Units issued and transferred
   from other funding options....        1,657,087        2,630,261          470,339        2,921,381
Units redeemed and transferred to
   other funding options.........     (12,746,957)     (16,287,210)      (1,017,798)      (2,769,363)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       71,936,274       83,026,144        3,197,904        3,745,363
                                   ===============  ===============  ===============  ===============


                                        BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION               MODERATE ALLOCATION
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,607,699       2,633,410       2,077,029        2,284,599
Units issued and transferred
   from other funding options....          574,637         374,571         460,509          273,378
Units redeemed and transferred to
   other funding options.........        (868,711)       (400,282)       (713,928)        (480,948)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        2,313,625       2,607,699       1,823,610        2,077,029
                                   ===============  ==============  ==============  ===============


                                                                            BHFTI BRIGHTHOUSE
                                      BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,278,741       30,089,681       39,362,500       43,198,777
Units issued and transferred
   from other funding options....        2,161,814        3,818,695        2,057,998        2,417,208
Units redeemed and transferred to
   other funding options.........      (5,855,161)      (7,629,635)      (4,480,277)      (6,253,485)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       22,585,394       26,278,741       36,940,221       39,362,500
                                   ===============  ===============  ===============  ===============

                                          BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN      BHFTI BRIGHTHOUSE/EATON VANCE
                                           SMALL CAP VALUE              EMERGING MARKETS EQUITY               FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      47,810,812       54,080,595       17,633,912      20,803,894        2,433,483       3,452,793
Units issued and transferred
   from other funding options....       1,435,924        1,801,393        1,146,692       1,141,915          277,365         252,806
Units redeemed and transferred to
   other funding options.........     (8,189,034)      (8,071,176)      (3,175,506)     (4,311,897)        (200,263)     (1,272,116)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      41,057,702       47,810,812       15,605,098      17,633,912        2,510,585       2,433,483
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                         LARGE CAP RESEARCH               GLOBAL REAL ESTATE                    GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2017             2016            2017            2016            2017             2016
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      20,534,091       24,145,925      45,463,358      50,678,041       64,680,298      74,168,853
Units issued and transferred
   from other funding options....         368,233          369,875       3,262,198       3,930,616        2,774,390       4,331,426
Units redeemed and transferred to
   other funding options.........     (2,407,236)      (3,981,709)     (7,680,152)     (9,145,299)     (10,162,000)    (13,819,981)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      18,495,088       20,534,091      41,045,404      45,463,358       57,292,688      64,680,298
                                   ==============  ===============  ==============  ==============  ===============  ==============

                                        BHFTI HARRIS OAKMARK                                                  BHFTI INVESCO
                                            INTERNATIONAL               BHFTI INVESCO COMSTOCK              SMALL CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017            2016             2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       27,159,458      31,636,054      83,913,220       97,875,599        5,001,924       5,777,662
Units issued and transferred
   from other funding options....        4,737,204       3,162,843       2,378,000        2,396,325          546,191         682,133
Units redeemed and transferred to
   other funding options.........      (6,696,712)     (7,639,439)    (13,916,149)     (16,358,704)      (1,043,013)     (1,457,871)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       25,199,950      27,159,458      72,375,071       83,913,220        4,505,102       5,001,924
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTI JPMORGAN                 BHFTI LOOMIS SAYLES           BHFTI METLIFE MULTI-INDEX
                                           SMALL CAP VALUE                  GLOBAL MARKETS                    TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016             2017            2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........        5,064,644       5,524,272      17,610,274       19,556,931            9,395           2,641
Units issued and transferred
   from other funding options....          728,694         787,188         484,680          703,919            1,908           7,543
Units redeemed and transferred to
   other funding options.........      (1,003,551)     (1,246,816)     (2,271,437)      (2,650,576)          (4,550)           (789)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................        4,789,787       5,064,644      15,823,517       17,610,274            6,753           9,395
                                   ===============  ==============  ==============  ===============  ===============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                           BHFTI MFS RESEARCH          BHFTI MORGAN STANLEY MID CAP
                                              INTERNATIONAL                       GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      36,740,233       41,917,165        4,381,117       5,073,086
Units issued and transferred
   from other funding options......       1,332,147        2,531,592          554,045         424,644
Units redeemed and transferred to
   other funding options...........     (6,171,423)      (7,708,524)        (850,486)     (1,116,613)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      31,900,957       36,740,233        4,084,676       4,381,117
                                     ==============  ===============  ===============  ==============


                                            BHFTI OPPENHEIMER              BHFTI PIMCO INFLATION
                                              GLOBAL EQUITY                   PROTECTED BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     199,205,510      223,372,532      35,307,807       39,426,607
Units issued and transferred
   from other funding options......       6,428,014        7,725,204       3,852,231        2,833,834
Units redeemed and transferred to
   other funding options...........    (27,729,595)     (31,892,226)     (7,156,671)      (6,952,634)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     177,903,929      199,205,510      32,003,367       35,307,807
                                     ==============  ===============  ==============  ===============


                                                                              BHFTI SCHRODERS
                                        BHFTI PIMCO TOTAL RETURN           GLOBAL MULTI-ASSET II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      108,989,879     125,500,853            2,398           1,566
Units issued and transferred
   from other funding options......        9,238,343       6,557,358              792             832
Units redeemed and transferred to
   other funding options...........     (19,504,868)    (23,068,332)            (271)              --
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       98,723,354     108,989,879            2,919           2,398
                                     ===============  ==============  ===============  ==============

                                          BHFTI SSGA GROWTH AND
                                               INCOME ETF                  BHFTI SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      69,381,250       75,897,851      91,144,360       98,530,509
Units issued and transferred
   from other funding options......       1,746,869        2,278,974       3,197,239        3,624,499
Units redeemed and transferred to
   other funding options...........     (7,081,566)      (8,795,575)    (10,185,334)     (11,010,648)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      64,046,553       69,381,250      84,156,265       91,144,360
                                     ==============  ===============  ==============  ===============


                                           BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE
                                             LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............     188,277,959     215,108,437          559,197         890,955
Units issued and transferred
   from other funding options......       6,690,479       6,948,699           40,204          30,563
Units redeemed and transferred to
   other funding options...........    (27,424,288)    (33,779,177)         (84,003)       (362,321)
                                     --------------  --------------  ---------------  --------------
Units end of year..................     167,544,150     188,277,959          515,398         559,197
                                     ==============  ==============  ===============  ==============


                                         BHFTI VICTORY SYCAMORE
                                              MID CAP VALUE            BHFTII BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      25,100,728       27,773,801      89,821,850      101,411,127
Units issued and transferred
   from other funding options......       1,281,124        1,459,759       5,741,324        7,043,616
Units redeemed and transferred to
   other funding options...........     (4,966,579)      (4,132,832)    (15,022,940)     (18,632,893)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      21,415,273       25,100,728      80,540,234       89,821,850
                                     ==============  ===============  ==============  ===============

                                           BHFTII BLACKROCK                   BHFTII BLACKROCK
                                         CAPITAL APPRECIATION               ULTRA-SHORT TERM BOND
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........        90,233,992      102,258,198      191,490,336       207,458,223
Units issued and transferred
   from other funding options....         1,747,732        1,850,151       37,323,352        85,385,618
Units redeemed and transferred to
   other funding options.........      (11,940,858)     (13,874,357)     (65,626,175)     (101,353,505)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................        80,040,866       90,233,992      163,187,513       191,490,336
                                   ================  ===============  ===============  ================


                                          BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 20              ASSET ALLOCATION 40
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       14,708,245       17,745,651       47,542,265       54,365,636
Units issued and transferred
   from other funding options....        1,759,236        1,266,156        2,626,978        3,703,438
Units redeemed and transferred to
   other funding options.........      (3,917,497)      (4,303,562)      (9,753,638)     (10,526,809)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       12,549,984       14,708,245       40,415,605       47,542,265
                                   ===============  ===============  ===============  ===============


                                          BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........      313,013,101       351,132,615      406,853,909      438,830,497
Units issued and transferred
   from other funding options....       13,334,871        15,168,468       16,949,280       18,379,097
Units redeemed and transferred to
   other funding options.........     (48,901,576)      (53,287,982)     (47,160,100)     (50,355,685)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................      277,446,396       313,013,101      376,643,089      406,853,909
                                   ===============  ================  ===============  ===============

                                     BHFTII BRIGHTHOUSE/ARTISAN     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                            MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........         487,877          516,603          273,940         749,110
Units issued and transferred
   from other funding options....          42,760           44,521          121,532          59,438
Units redeemed and transferred to
   other funding options.........        (57,420)         (73,247)         (79,746)       (534,608)
                                   --------------  ---------------  ---------------  --------------
Units end of year................         473,217          487,877          315,726         273,940
                                   ==============  ===============  ===============  ==============


                                    BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                              BALANCED                 CORE EQUITY OPPORTUNITIES             MID CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       64,591,245      72,571,267      52,226,552       44,358,088      46,769,889       53,062,687
Units issued and transferred
   from other funding options....        1,775,838       2,878,958       1,028,982       16,381,725       1,242,303        1,910,698
Units redeemed and transferred to
   other funding options.........      (7,542,928)    (10,858,980)     (7,748,436)      (8,513,261)     (6,826,860)      (8,203,496)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       58,824,155      64,591,245      45,507,098       52,226,552      41,185,332       46,769,889
                                   ===============  ==============  ==============  ===============  ==============  ===============



                                       BHFTII JENNISON GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........     230,334,406      255,430,902
Units issued and transferred
   from other funding options....       5,335,447        6,886,091
Units redeemed and transferred to
   other funding options.........    (27,360,417)     (31,982,587)
                                   --------------  ---------------
Units end of year................     208,309,436      230,334,406
                                   ==============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII LOOMIS SAYLES                BHFTII METLIFE
                                           SMALL CAP CORE                AGGREGATE BOND INDEX
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2017            2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          125,626         133,839      25,927,617       28,582,132
Units issued and transferred
   from other funding options....          125,985          29,296         958,929        1,806,333
Units redeemed and transferred to
   other funding options.........         (17,994)        (37,509)     (3,482,970)      (4,460,848)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          233,617         125,626      23,403,576       25,927,617
                                   ===============  ==============  ==============  ===============


                                            BHFTII METLIFE                   BHFTII METLIFE
                                          MID CAP STOCK INDEX                MSCI EAFE INDEX
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,950,996        8,349,197      22,174,074       24,065,038
Units issued and transferred
   from other funding options....          955,710        1,165,755       1,010,547        1,427,810
Units redeemed and transferred to
   other funding options.........      (1,572,839)      (1,563,956)     (2,999,426)      (3,318,774)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,333,867        7,950,996      20,185,195       22,174,074
                                   ===============  ===============  ==============  ===============


                                           BHFTII METLIFE
                                         RUSSELL 2000 INDEX            BHFTII METLIFE STOCK INDEX
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       23,491,682       25,834,307      399,744,544     444,545,333
Units issued and transferred
   from other funding options....        1,024,914        1,553,788       11,497,376      19,831,419
Units redeemed and transferred to
   other funding options.........      (3,518,015)      (3,896,413)     (49,952,700)    (64,632,208)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       20,998,581       23,491,682      361,289,220     399,744,544
                                   ===============  ===============  ===============  ==============


                                         BHFTII MFS TOTAL RETURN            BHFTII MFS VALUE II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     138,074,749      157,676,884        5,533,043       6,317,929
Units issued and transferred
   from other funding options......       4,599,330        5,999,001          404,606         471,889
Units redeemed and transferred to
   other funding options...........    (21,661,345)     (25,601,136)      (1,632,091)     (1,256,775)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     121,012,734      138,074,749        4,305,558       5,533,043
                                     ==============  ===============  ===============  ==============


                                                                             BHFTII NEUBERGER
                                            BHFTII MFS VALUE                  BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2017            2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       54,400,150      61,186,657       22,363,400      25,655,787
Units issued and transferred
   from other funding options......        2,419,694       3,397,015        1,133,176         723,420
Units redeemed and transferred to
   other funding options...........      (9,774,307)    (10,183,523)      (4,272,252)     (4,015,807)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       47,045,537      54,400,150       19,224,324      22,363,400
                                     ===============  ==============  ===============  ==============


                                          BHFTII T. ROWE PRICE             BHFTII T. ROWE PRICE
                                            LARGE CAP GROWTH                 SMALL CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      26,687,817       29,861,303       41,499,662      46,060,640
Units issued and transferred
   from other funding options......       2,605,836        2,369,564        1,918,560       2,529,356
Units redeemed and transferred to
   other funding options...........     (4,787,831)      (5,543,050)      (6,107,407)     (7,090,334)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      24,505,822       26,687,817       37,310,815      41,499,662
                                     ==============  ===============  ===============  ==============

                                         BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND            BHFTII WESTERN ASSET
                                             OPPORTUNITIES               MANAGEMENT U.S. GOVERNMENT
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       32,467,046        19,595,073       49,146,509       53,614,394
Units issued and transferred
   from other funding options....        2,256,894        18,283,279        4,125,849        7,017,275
Units redeemed and transferred to
   other funding options.........      (5,122,323)       (5,411,306)      (9,082,432)     (11,485,160)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       29,601,617        32,467,046       44,189,926       49,146,509
                                   ===============  ================  ===============  ===============



                                                                         DEUTSCHE II GOVERNMENT &
                                    DELAWARE VIP SMALL CAP VALUE             AGENCY SECURITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,764,340        2,998,177        1,896,941        2,061,094
Units issued and transferred
   from other funding options....           55,697          156,661           63,680          131,560
Units redeemed and transferred to
   other funding options.........        (313,365)        (390,498)        (498,749)        (295,713)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,506,672        2,764,340        1,461,872        1,896,941
                                   ===============  ===============  ===============  ===============




                                   DEUTSCHE II SMALL MID CAP VALUE    DREYFUS SUSTAINABLE U.S. EQUITY
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........        1,431,523        1,750,951          252,898           253,443
Units issued and transferred
   from other funding options....          166,049           60,584            6,816             5,593
Units redeemed and transferred to
   other funding options.........        (307,056)        (380,012)         (12,781)           (6,138)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................        1,290,516        1,431,523          246,933           252,898
                                   ===============  ===============  ===============  ================

                                                                        FIDELITY VIP DYNAMIC CAPITAL
                                        FIDELITY VIP CONTRAFUND                 APPRECIATION
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ----------------  ---------------

Units beginning of year..........       73,454,530        82,770,515           826,298          934,036
Units issued and transferred
   from other funding options....        2,492,105         3,516,391            40,083            6,473
Units redeemed and transferred to
   other funding options.........     (11,293,646)      (12,832,376)         (167,020)        (114,211)
                                   ---------------  ----------------  ----------------  ---------------
Units end of year................       64,652,989        73,454,530           699,361          826,298
                                   ===============  ================  ================  ===============



                                      FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FREEDOM 2020
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017              2016             2017             2016
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        47,642,339       52,549,940           242,680           42,288
Units issued and transferred
   from other funding options....         1,216,722        1,483,731           175,648          276,435
Units redeemed and transferred to
   other funding options.........       (6,046,686)      (6,391,332)         (256,395)         (76,043)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        42,812,375       47,642,339           161,933          242,680
                                   ================  ===============  ================  ===============



                                      FIDELITY VIP FREEDOM 2025          FIDELITY VIP FREEDOM 2030
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017              2016             2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........          181,641          104,718          298,697           240,061
Units issued and transferred
   from other funding options....           99,852          121,655          127,826            59,702
Units redeemed and transferred to
   other funding options.........        (120,926)         (44,732)        (177,143)           (1,066)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................          160,567          181,641          249,380           298,697
                                   ===============  ===============  ===============  ================


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       FIDELITY VIP FREEDOM 2040         FIDELITY VIP FREEDOM 2050
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           26,379            4,565           19,737            2,194
Units issued and transferred
   from other funding options....           18,255           29,405           26,716           18,744
Units redeemed and transferred to
   other funding options.........            (832)          (7,591)          (7,812)          (1,201)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           43,802           26,379           38,641           19,737
                                   ===============  ===============  ===============  ===============


                                    FIDELITY VIP FUNDSMANAGER 60%       FIDELITY VIP HIGH INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,892,598       43,562,575        5,826,650        6,309,633
Units issued and transferred
   from other funding options....           34,656        4,795,740          256,486          316,553
Units redeemed and transferred to
   other funding options.........      (2,044,461)      (1,465,717)        (876,296)        (799,536)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       44,882,793       46,892,598        5,206,840        5,826,650
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP          FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       70,833,034       78,497,047        9,501,555       11,175,992
Units issued and transferred
   from other funding options....        2,656,746        3,852,517          247,209          382,854
Units redeemed and transferred to
   other funding options.........      (9,505,255)     (11,516,530)      (1,298,080)      (2,057,291)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       63,984,525       70,833,034        8,450,684        9,501,555
                                   ===============  ===============  ===============  ===============

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,345,721        9,109,098        6,189,662        7,513,466
Units issued and transferred
   from other funding options....          203,744          169,298          581,174          947,508
Units redeemed and transferred to
   other funding options.........        (971,627)      (1,932,675)      (1,307,343)      (2,271,312)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,577,838        7,345,721        5,463,493        6,189,662
                                   ===============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN            FTVIPT TEMPLETON DEVELOPING
                                      SMALL-MID CAP GROWTH VIP                MARKETS VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       11,640,861      13,151,027       8,328,861        9,114,020
Units issued and transferred
   from other funding options....          423,618         548,358       1,714,718        1,227,892
Units redeemed and transferred to
   other funding options.........      (1,986,082)     (2,058,524)     (2,231,356)      (2,013,051)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       10,078,397      11,640,861       7,812,223        8,328,861
                                   ===============  ==============  ==============  ===============



                                     FTVIPT TEMPLETON FOREIGN VIP         INVESCO V.I. COMSTOCK
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,932,017       37,823,632        3,342,163        3,897,706
Units issued and transferred
   from other funding options....        1,609,210        3,100,044           56,259           57,794
Units redeemed and transferred to
   other funding options.........      (5,709,932)      (6,991,659)        (761,480)        (613,337)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,831,295       33,932,017        2,636,942        3,342,163
                                   ===============  ===============  ===============  ===============

                                    INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........           662,469           764,684         21,314,043        25,216,381
Units issued and transferred
   from other funding options....            14,598            68,412          1,033,002           593,218
Units redeemed and transferred to
   other funding options.........         (125,780)         (170,627)        (3,079,066)       (4,495,556)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................           551,287           662,469         19,267,979        21,314,043
                                   ================  ================   ================  ================


                                   INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. MANAGED VOLATILITY
                                               SUBACCOUNT                           SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........         6,167,486         7,219,285            479,925           572,546
Units issued and transferred
   from other funding options....           449,817           671,161             66,632            39,256
Units redeemed and transferred to
   other funding options.........         (800,836)       (1,722,960)           (44,553)         (131,877)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................         5,816,467         6,167,486            502,004           479,925
                                   ================  ================   ================  ================


                                      INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                              SUBACCOUNT                           SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           960,831         1,204,868         7,167,800         7,987,829
Units issued and transferred
   from other funding options....            52,758            87,833           359,986           552,187
Units redeemed and transferred to
   other funding options.........         (231,437)         (331,870)       (1,012,635)       (1,372,216)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           782,152           960,831         6,515,151         7,167,800
                                   ================  ================  ================  ================


                                    JANUS HENDERSON GLOBAL RESEARCH       JANUS HENDERSON OVERSEAS
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017            2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........          442,005          539,820        21,264,741       23,066,962
Units issued and transferred
   from other funding options....           17,877           27,899         1,671,981        2,291,160
Units redeemed and transferred to
   other funding options.........        (146,428)        (125,714)       (3,938,483)      (4,093,381)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          313,454          442,005        18,998,239       21,264,741
                                   ===============  ===============   ===============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH                   APPRECIATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      149,943,278      167,403,724     108,364,235      123,885,127
Units issued and transferred
   from other funding options....        3,553,973        5,942,521       1,399,967        1,977,149
Units redeemed and transferred to
   other funding options.........     (19,347,795)     (23,402,967)    (13,191,744)     (17,498,041)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      134,149,456      149,943,278      96,572,458      108,364,235
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          DIVIDEND STRATEGY                 LARGE CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      47,652,023       54,421,552       38,109,335       42,889,895
Units issued and transferred
   from other funding options....         977,233        1,342,967        1,068,217        1,944,297
Units redeemed and transferred to
   other funding options.........     (6,644,095)      (8,112,496)      (5,157,376)      (6,724,857)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      41,985,161       47,652,023       34,020,176       38,109,335
                                   ==============  ===============  ===============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                       MID CAP
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2017            2016            2017              2016
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       51,880,204      57,721,574       12,172,388       13,634,362
Units issued and transferred
   from other funding options......        1,161,218       2,045,414          404,687          385,546
Units redeemed and transferred to
   other funding options...........      (7,208,379)     (7,886,784)      (1,576,581)      (1,847,520)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       45,833,043      51,880,204       11,000,494       12,172,388
                                     ===============  ==============  ===============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2017             2016            2017            2016            2017            2016
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      17,150,904       19,565,583      23,074,759      26,949,264      11,742,495      13,074,765
Units issued and transferred
   from other funding options......         493,452          804,204         303,130         316,041         137,300          63,168
Units redeemed and transferred to
   other funding options...........     (2,631,474)      (3,218,883)     (3,267,358)     (4,190,546)     (1,293,549)     (1,395,438)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      15,012,882       17,150,904      20,110,531      23,074,759      10,586,246      11,742,495
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET QS VARIABLE
                                            MODERATE GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............      17,102,253      18,733,090
Units issued and transferred
   from other funding options......         315,211         149,412
Units redeemed and transferred to
   other funding options...........     (2,758,429)     (1,780,249)
                                     --------------  --------------
Units end of year..................      14,659,035      17,102,253
                                     ==============  ==============

                                                                       LMPVIT WESTERN ASSET VARIABLE
                                    LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       28,322,927       32,101,360         2,810,318        3,405,003
Units issued and transferred
   from other funding options....        1,669,884        1,346,090           305,548          139,391
Units redeemed and transferred to
   other funding options.........      (4,241,676)      (5,124,523)         (490,950)        (734,076)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       25,751,135       28,322,927         2,624,916        2,810,318
                                   ===============  ===============   ===============  ===============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH              PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          274,685          302,631        7,793,599        9,348,957
Units issued and transferred
   from other funding options....            9,265            4,893          403,323          311,519
Units redeemed and transferred to
   other funding options.........         (48,866)         (32,839)      (1,303,323)      (1,866,877)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          235,084          274,685        6,893,599        7,793,599
                                   ===============  ===============  ===============  ===============


                                                                        TAP 1919 VARIABLE SOCIALLY
                                   PIONEER VCT REAL ESTATE SHARES           RESPONSIVE BALANCED
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,487,870        2,872,791       12,016,499       13,640,111
Units issued and transferred
   from other funding options....          141,884          190,008          237,648          266,912
Units redeemed and transferred to
   other funding options.........        (572,781)        (574,929)      (1,540,112)      (1,890,524)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,056,973        2,487,870       10,714,035       12,016,499
                                   ===============  ===============  ===============  ===============

                                               VIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............       2,605,136       2,947,999
Units issued and transferred
   from other funding options......         103,851          91,224
Units redeemed and transferred to
   other funding options...........       (393,120)       (434,087)
                                     --------------  --------------
Units end of year..................       2,315,867       2,605,136
                                     ==============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  AB Global Thematic Growth     2017       336,154       1.27 - 1.32         442,332
     Subaccount                 2016       402,397       0.95 - 0.99         395,223
                                2015       433,718       0.98 - 1.01         437,107
                                2014       842,863       0.97 - 1.00         831,818
                                2013       939,841       0.94 - 0.97         901,277

  Alger Capital Appreciation    2017       670,173       3.09 - 4.11       2,608,577
     Subaccount                 2016       790,345       2.43 - 3.19       2,393,354
                                2015       973,382       2.48 - 3.24       2,984,795
                                2014     1,145,362       2.40 - 3.10       3,369,272
                                2013     1,275,479       2.17 - 2.78       3,363,995

  American Funds Bond           2017     2,212,494       1.66 - 1.85       3,930,823
     Subaccount                 2016     2,795,414       1.64 - 1.81       4,872,464
                                2015     2,919,559       1.62 - 1.78       5,024,441
                                2014     3,888,953       1.65 - 1.80       6,766,160
                                2013     4,603,974       1.59 - 1.73       7,716,511

  American Funds Global         2017    31,944,766       2.52 - 3.97     105,349,094
     Growth Subaccount          2016    37,013,497       1.96 - 3.07      94,479,486
                                2015    43,593,647       1.98 - 3.10     112,218,439
                                2014    50,715,493       1.89 - 2.95     124,133,870
                                2013    61,715,610       1.88 - 2.93     150,574,183

  American Funds Global Small   2017       427,393       4.12 - 4.55       1,857,993
     Capitalization Subaccount  2016       495,691       3.34 - 3.66       1,744,804
                                2015       620,815       3.33 - 3.64       2,173,442
                                2014       785,948       3.39 - 3.68       2,794,308
                                2013     1,010,185       3.38 - 3.65       3,564,842

  American Funds Growth         2017    78,146,962       2.26 - 3.82     249,883,935
     Subaccount                 2016    89,755,181       1.81 - 3.03     227,525,831
                                2015   103,574,782       1.70 - 2.82     244,016,695
                                2014   122,112,054       1.63 - 2.68     273,472,215
                                2013   154,846,650       1.55 - 2.51     325,074,327

  American Funds                2017    71,936,274       2.04 - 3.16     201,327,949
     Growth-Income Subaccount   2016    83,026,144       1.71 - 2.62     193,185,203
                                2015    96,683,093       1.58 - 2.39     205,249,115
                                2014   114,152,086       1.60 - 2.40     242,579,693
                                2013   142,763,134       1.49 - 2.21     279,010,804

  BHFTI American Funds          2017     3,197,904       1.58 - 1.74       5,335,264
     Balanced Allocation        2016     3,745,363       1.37 - 1.50       5,393,633
     Subaccount                 2015     3,593,345       1.29 - 1.39       4,828,342
                                2014     3,198,147       1.32 - 1.41       4,360,096
                                2013     2,980,777       1.26 - 1.33       3,871,348

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  AB Global Thematic Growth     2017       0.28        1.65 - 1.90        33.74 - 34.07
     Subaccount                 2016         --        1.65 - 1.90      (2.74) - (2.50)
                                2015         --        1.65 - 1.90          0.72 - 0.97
                                2014         --        1.65 - 1.90          2.83 - 3.09
                                2013       0.02        1.65 - 1.90        20.61 - 20.92

  Alger Capital Appreciation    2017         --        1.55 - 2.55        27.46 - 28.73
     Subaccount                 2016         --        1.55 - 2.65      (2.40) - (1.32)
                                2015         --        1.55 - 2.65          3.14 - 4.28
                                2014         --        1.55 - 2.65        10.48 - 11.70
                                2013       0.10        1.55 - 2.65        31.27 - 32.72

  American Funds Bond           2017       1.80        1.40 - 1.90          1.72 - 2.23
     Subaccount                 2016       1.59        1.40 - 1.90          1.01 - 1.51
                                2015       1.54        1.40 - 1.90      (1.61) - (1.12)
                                2014       1.81        1.40 - 1.90          3.30 - 3.81
                                2013       1.60        1.40 - 1.90      (4.00) - (3.52)

  American Funds Global         2017       0.64        0.30 - 2.60        28.11 - 31.08
     Growth Subaccount          2016       0.88        0.30 - 2.60        (1.96) - 0.32
                                2015       0.97        0.30 - 2.60          4.19 - 6.62
                                2014       1.10        0.30 - 2.60        (0.31) - 2.01
                                2013       1.20        0.30 - 2.60        25.86 - 28.79

  American Funds Global Small   2017       0.43        1.40 - 1.90        23.53 - 24.15
     Capitalization Subaccount  2016       0.23        1.40 - 1.90          0.18 - 0.68
                                2015         --        1.40 - 1.90      (1.62) - (1.13)
                                2014       0.11        1.40 - 1.90          0.20 - 0.70
                                2013       0.86        1.40 - 1.90        25.87 - 26.50

  American Funds Growth         2017       0.49        0.30 - 2.70        24.89 - 27.91
     Subaccount                 2016       0.75        0.30 - 2.70          6.57 - 9.16
                                2015       0.57        0.30 - 2.70          4.01 - 6.54
                                2014       0.73        0.30 - 2.70          5.62 - 8.18
                                2013       0.90        0.30 - 2.70        26.64 - 29.71

  American Funds                2017       1.35        0.30 - 2.75        19.07 - 22.02
     Growth-Income Subaccount   2016       1.42        0.30 - 2.75         8.50 - 11.19
                                2015       1.24        0.30 - 2.75        (1.30) - 1.15
                                2014       1.21        0.30 - 2.75         7.63 - 10.30
                                2013       1.29        0.30 - 2.75        29.88 - 33.10

  BHFTI American Funds          2017       1.62        0.30 - 1.30        15.35 - 16.51
     Balanced Allocation        2016       1.75        0.30 - 1.30          6.42 - 7.49
     Subaccount                 2015       1.31        0.30 - 1.30      (1.99) - (1.00)
                                2014       1.26        0.30 - 1.30          4.68 - 5.73
                                2013       1.30        0.30 - 1.30        17.00 - 18.18

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI American Funds Growth   2017     2,313,625       1.67 - 1.83       4,033,009
     Allocation Subaccount      2016     2,607,699       1.39 - 1.52       3,801,167
                                2015     2,633,410       1.29 - 1.40       3,549,784
                                2014     2,717,215       1.32 - 1.41       3,718,850
                                2013     2,729,186       1.26 - 1.33       3,542,062

  BHFTI American Funds          2017     1,823,610       1.49 - 1.64       2,810,362
     Moderate Allocation        2016     2,077,029       1.34 - 1.46       2,886,201
     Subaccount                 2015     2,284,599       1.27 - 1.37       2,991,070
                                2014     2,152,245       1.29 - 1.38       2,864,383
                                2013     2,143,767       1.23 - 1.30       2,718,823

  BHFTI BlackRock High Yield    2017    22,585,394      1.55 - 11.27      76,481,645
     Subaccount                 2016    26,278,741      1.47 - 10.55      82,544,588
                                2015    30,089,681       1.33 - 9.34      82,643,530
                                2014    36,693,530       1.42 - 9.81     104,638,887
                                2013    45,512,194       1.41 - 9.60     123,385,092

  BHFTI Brighthouse Asset       2017    36,940,221       1.47 - 2.72      66,232,305
     Allocation 100 Subaccount  2016    39,362,500       1.23 - 2.26      58,009,540
                                2015    43,198,777       1.16 - 2.13      59,108,391
                                2014    45,212,729       1.02 - 2.22      63,831,385
                                2013    49,145,768       1.17 - 2.17      66,836,972

  BHFTI Brighthouse Small Cap   2017    41,057,702       1.57 - 4.48     107,003,100
     Value Subaccount           2016    47,810,812       1.44 - 4.07     112,211,997
                                2015    54,080,595       1.13 - 3.15      97,811,772
                                2014    63,208,688       1.23 - 3.38     120,747,347
                                2013    74,099,811       1.24 - 3.37     139,708,195

  BHFTI Brighthouse/Aberdeen    2017    15,605,098       1.35 - 3.89      41,689,516
     Emerging Markets Equity    2016    17,633,912       1.08 - 3.04      37,203,662
     Subaccount                 2015    20,803,894       0.99 - 2.74      40,103,316
                                2014    23,705,249       1.18 - 3.19      53,420,816
                                2013    23,618,677       1.30 - 3.42      58,259,362

  BHFTI Brighthouse/Eaton       2017     2,510,585       1.10 - 1.17       2,892,037
     Vance Floating Rate        2016     2,433,483       1.08 - 1.14       2,754,483
     Subaccount                 2015     3,452,793       1.01 - 1.06       3,637,330
                                2014     3,823,833       1.05 - 1.09       4,142,616
                                2013     4,616,505       1.07 - 1.10       5,050,875

  BHFTI Brighthouse/Wellington  2017    18,495,088       1.69 - 3.06      39,712,648
     Large Cap Research         2016    20,534,091       1.41 - 2.56      36,808,971
     Subaccount                 2015    24,145,925       1.32 - 2.41      40,746,872
                                2014    28,125,928       1.29 - 2.34      46,264,418
                                2013    33,795,286       1.15 - 2.10      50,072,685

  BHFTI Clarion Global Real     2017    41,045,404       1.11 - 3.14      58,000,544
     Estate Subaccount          2016    45,463,358       1.02 - 2.88      58,508,417
                                2015    50,678,041       1.04 - 2.90      65,557,139
                                2014    58,479,092       1.08 - 2.98      77,846,976
                                2013    60,592,799       0.98 - 2.67      69,115,555



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI American Funds Growth   2017       1.36        0.30 - 1.30         19.78 - 20.98
     Allocation Subaccount      2016       1.28        0.30 - 1.30           7.55 - 8.63
                                2015       1.33        0.30 - 1.30       (2.04) - (1.05)
                                2014       1.03        0.30 - 1.30           5.01 - 6.07
                                2013       0.97        0.30 - 1.30         23.49 - 24.73

  BHFTI American Funds          2017       1.92        0.30 - 1.30         11.51 - 12.63
     Moderate Allocation        2016       1.88        0.30 - 1.30           5.63 - 6.69
     Subaccount                 2015       1.52        0.30 - 1.30       (2.01) - (1.02)
                                2014       1.48        0.30 - 1.30           4.72 - 5.78
                                2013       1.68        0.30 - 1.30         12.05 - 13.18

  BHFTI BlackRock High Yield    2017       5.55        0.19 - 2.75           4.84 - 7.86
     Subaccount                 2016       6.72        0.19 - 2.75         10.89 - 14.05
                                2015       7.95        0.19 - 2.75       (6.65) - (3.92)
                                2014       6.24        0.19 - 2.75           0.49 - 3.21
                                2013       6.90        0.19 - 2.75           6.37 - 9.56

  BHFTI Brighthouse Asset       2017       1.23        0.30 - 2.45         19.97 - 22.57
     Allocation 100 Subaccount  2016       2.25        0.30 - 2.45           6.34 - 8.65
                                2015       1.28        0.30 - 2.45       (4.38) - (2.30)
                                2014       0.72        0.30 - 2.50           0.61 - 4.25
                                2013       0.75        0.30 - 2.55         26.25 - 29.12

  BHFTI Brighthouse Small Cap   2017       0.92        0.30 - 2.70          8.73 - 11.37
     Value Subaccount           2016       1.07        0.30 - 2.70         27.76 - 30.86
                                2015       0.11        0.30 - 2.70       (7.93) - (5.69)
                                2014       0.05        0.30 - 2.70         (0.99) - 1.41
                                2013       1.00        0.30 - 2.70         28.92 - 32.05

  BHFTI Brighthouse/Aberdeen    2017       1.15        0.30 - 2.70         24.92 - 28.21
     Emerging Markets Equity    2016       1.05        0.30 - 2.75          8.48 - 11.50
     Subaccount                 2015       1.89        0.30 - 2.75     (16.15) - (13.92)
                                2014       0.84        0.30 - 2.75       (9.06) - (4.90)
                                2013       1.22        0.30 - 2.70       (7.51) - (5.08)

  BHFTI Brighthouse/Eaton       2017       3.71        1.70 - 2.50           1.12 - 1.93
     Vance Floating Rate        2016       4.39        1.70 - 2.60           6.46 - 7.43
     Subaccount                 2015       3.55        1.70 - 2.60       (3.38) - (2.51)
                                2014       3.52        1.70 - 2.60       (1.85) - (0.96)
                                2013       4.00        1.70 - 2.60           1.17 - 2.09

  BHFTI Brighthouse/Wellington  2017       0.95        0.30 - 2.75         18.63 - 21.57
     Large Cap Research         2016       2.28        0.30 - 2.75           5.36 - 7.97
     Subaccount                 2015       0.79        0.30 - 2.75           1.62 - 4.14
                                2014       0.82        0.30 - 2.75         10.54 - 13.28
                                2013       1.29        0.30 - 2.75         30.53 - 33.77

  BHFTI Clarion Global Real     2017       3.66        0.30 - 2.65          7.91 - 10.64
     Estate Subaccount          2016       2.30        0.30 - 2.65         (1.71) - 0.85
                                2015       4.00        0.30 - 2.65       (3.93) - (1.52)
                                2014       1.65        0.30 - 2.65          5.92 - 13.33
                                2013       7.21        0.30 - 2.65           0.89 - 3.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI ClearBridge               2017    57,292,688      1.21 - 14.57     501,767,709
     Aggressive Growth            2016    64,680,298      1.05 - 12.43     478,123,942
     Subaccount                   2015    74,168,853      1.05 - 12.22     526,677,455
                                  2014    83,295,458      1.12 - 12.86     614,674,474
                                  2013     5,674,029       0.97 - 1.49       5,944,351

  BHFTI Harris Oakmark            2017    25,199,950       1.86 - 3.40      64,343,029
     International Subaccount     2016    27,159,458       1.45 - 2.64      53,763,097
                                  2015    31,636,054       1.36 - 2.48      58,322,409
                                  2014    34,506,428       1.45 - 2.63      67,655,904
                                  2013    39,139,950       1.56 - 2.84      83,400,611

  BHFTI Invesco Comstock          2017    72,375,071       1.75 - 3.38     182,616,256
     Subaccount                   2016    83,913,220       1.52 - 2.88     182,714,519
                                  2015    97,875,599       1.33 - 2.47     184,751,261
                                  2014   114,273,627       1.45 - 2.65     233,561,068
                                  2013    84,372,068       1.36 - 2.43     159,177,699

  BHFTI Invesco Small Cap         2017     4,505,102       2.38 - 4.32      14,475,753
     Growth Subaccount            2016     5,001,924       1.94 - 3.50      12,959,914
                                  2015     5,777,662       1.74 - 3.18      13,547,388
                                  2014     5,841,705       1.81 - 3.29      14,198,348
                                  2013     6,603,009       1.71 - 3.09      15,149,420

  BHFTI JPMorgan Small Cap        2017     4,789,787       1.94 - 2.56      11,367,369
     Value Subaccount             2016     5,064,644       1.90 - 2.50      11,768,551
                                  2015     5,524,272       1.47 - 1.93       9,963,889
                                  2014     6,763,553       1.60 - 2.11      13,340,006
                                  2013     7,275,439       1.55 - 2.04      13,918,317

  BHFTI Loomis Sayles Global      2017    15,823,517       3.02 - 8.85     137,653,578
     Markets Subaccount           2016    17,610,274       2.48 - 7.26     125,927,258
                                  2015    19,556,931       2.39 - 7.00     135,115,612
                                  2014    21,660,824       2.39 - 6.99     149,334,905
                                  2013    23,910,152       2.24 - 6.82     160,979,990

  BHFTI MetLife Multi-Index       2017         6,753     14.07 - 14.48          96,752
     Targeted Risk Subaccount     2016         9,395     12.32 - 12.61         117,266
     (Commenced 4/29/2013 and     2015         2,641     11.94 - 12.15          31,905
     began transactions in 2014)  2014         1,008     12.23 - 12.38          12,424

  BHFTI MFS Research              2017    31,900,957       1.36 - 2.50      59,333,834
     International Subaccount     2016    36,740,233       1.09 - 1.99      53,978,694
                                  2015    41,917,165       1.12 - 2.04      63,005,452
                                  2014    46,101,233       1.17 - 2.11      72,277,215
                                  2013    53,996,698       1.29 - 2.31      92,815,172

  BHFTI Morgan Stanley Mid        2017     4,084,676       1.49 - 4.11       9,509,065
     Cap Growth Subaccount        2016     4,381,117       1.08 - 2.99       7,516,054
                                  2015     5,073,086       1.21 - 3.32       9,645,446
                                  2014     5,743,592       1.29 - 3.55      11,736,546
                                  2013     6,809,955       1.30 - 3.58      14,243,583



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTI ClearBridge               2017       0.94        0.30 - 2.60        15.39 - 18.34
     Aggressive Growth            2016       0.66        0.30 - 2.60          0.06 - 2.68
     Subaccount                   2015       0.42        0.30 - 2.60      (6.47) - (4.10)
                                  2014         --        0.30 - 2.60        11.76 - 18.64
                                  2013       0.21        0.30 - 2.60        42.03 - 45.33

  BHFTI Harris Oakmark            2017       1.77        0.30 - 2.60        27.44 - 30.39
     International Subaccount     2016       2.40        0.30 - 2.60          5.64 - 8.10
                                  2015       3.22        0.30 - 2.60      (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70      (8.04) - (5.81)
                                  2013       2.71        0.30 - 2.70        27.32 - 30.41

  BHFTI Invesco Comstock          2017       2.26        0.30 - 2.75        14.83 - 17.67
     Subaccount                   2016       2.55        0.30 - 2.75        14.12 - 16.95
                                  2015       2.89        0.30 - 2.75      (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75          6.01 - 8.98
                                  2013       1.13        0.30 - 2.75        31.72 - 34.99

  BHFTI Invesco Small Cap         2017         --        0.30 - 2.60        22.13 - 25.23
     Growth Subaccount            2016         --        0.30 - 2.60         8.57 - 11.39
                                  2015       0.12        0.30 - 2.60      (4.23) - (1.72)
                                  2014         --        0.30 - 2.60          5.14 - 7.86
                                  2013       0.37        0.30 - 2.60        36.58 - 40.11

  BHFTI JPMorgan Small Cap        2017       1.33        0.30 - 2.60          0.97 - 3.31
     Value Subaccount             2016       1.85        0.30 - 2.60        27.50 - 30.46
                                  2015       1.39        0.30 - 2.60      (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60          1.97 - 4.34
                                  2013       0.70        0.30 - 2.60        29.83 - 32.85

  BHFTI Loomis Sayles Global      2017       1.61        0.60 - 1.30        21.74 - 22.60
     Markets Subaccount           2016       1.93        0.60 - 1.30          3.67 - 4.40
                                  2015       1.82        0.60 - 1.30          0.16 - 0.86
                                  2014       2.32        0.60 - 1.30          2.41 - 3.13
                                  2013       2.61        0.60 - 1.65        15.43 - 16.64

  BHFTI MetLife Multi-Index       2017       1.48        0.60 - 1.15        14.23 - 14.85
     Targeted Risk Subaccount     2016       1.09        0.60 - 1.15          3.17 - 3.74
     (Commenced 4/29/2013 and     2015       1.72        0.60 - 1.15      (2.34) - (1.80)
     began transactions in 2014)  2014         --        0.60 - 1.15          8.01 - 8.61

  BHFTI MFS Research              2017       1.75        0.30 - 2.65        24.81 - 27.77
     International Subaccount     2016       2.00        0.30 - 2.65      (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65      (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65      (9.38) - (7.23)
                                  2013       2.61        0.30 - 2.65        16.14 - 18.90

  BHFTI Morgan Stanley Mid        2017       0.27        0.30 - 2.60        36.33 - 39.49
     Cap Growth Subaccount        2016         --        0.30 - 2.60     (10.81) - (8.73)
                                  2015         --        0.30 - 2.60      (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60        (1.58) - 0.71
                                  2013       0.75        0.30 - 2.60        35.46 - 38.61



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Oppenheimer Global      2017   177,903,929      1.51 - 3.29     345,629,105
     Equity Subaccount          2016   199,205,510      1.13 - 2.45     285,997,810
                                2015   223,372,532      1.16 - 2.48     323,609,477
                                2014   249,440,312      1.15 - 2.50     351,667,634
                                2013   284,367,464      1.15 - 2.49     395,783,735

  BHFTI PIMCO Inflation         2017    32,003,367      1.15 - 1.56      44,339,886
     Protected Bond Subaccount  2016    35,307,807      1.14 - 1.52      48,063,859
                                2015    39,426,607      1.11 - 1.47      51,884,514
                                2014    47,696,077      1.18 - 1.53      65,747,511
                                2013    56,428,155      1.18 - 1.50      76,820,088

  BHFTI PIMCO Total Return      2017    98,723,354      1.30 - 2.20     163,277,023
     Subaccount                 2016   108,989,879      1.28 - 2.11     175,865,002
                                2015   125,500,853      1.28 - 2.07     200,669,344
                                2014   150,568,606      1.32 - 2.09     243,988,067
                                2013   187,162,730      1.30 - 2.01     296,027,272

  BHFTI Schroders Global        2017         2,919    13.44 - 13.99          39,912
     Multi-Asset II Subaccount  2016         2,398    11.67 - 12.05          28,371
     (Commenced 4/29/2013)      2015         1,566    11.29 - 11.56          17,857
                                2014           992    11.62 - 11.74          11,539
                                2013           127            10.80           1,369

  BHFTI SSGA Growth and         2017    64,046,553             1.72     110,308,883
     Income ETF Subaccount      2016    69,381,250             1.51     104,433,234
                                2015    75,897,851             1.44     109,354,013
                                2014    82,493,632             1.49     122,762,323
                                2013    90,079,084             1.42     128,281,207

  BHFTI SSGA Growth ETF         2017    84,156,265             1.76     148,452,972
     Subaccount                 2016    91,144,360             1.49     136,076,571
                                2015    98,530,509             1.41     139,366,676
                                2014   107,020,440             1.47     156,905,463
                                2013   115,766,294             1.41     163,090,332

  BHFTI T. Rowe Price Large     2017   167,544,150     1.63 - 10.98     375,860,857
     Cap Value Subaccount       2016   188,277,959      1.36 - 9.48     366,994,258
                                2015   215,108,437      1.27 - 8.25     366,982,709
                                2014   246,029,179      1.35 - 7.43     443,370,558
                                2013    93,678,767      1.22 - 6.66     129,704,910

  BHFTI T. Rowe Price Mid Cap   2017       515,398      1.89 - 3.57       1,483,222
     Growth Subaccount          2016       559,197      1.55 - 2.91       1,310,449
                                2015       890,955      1.50 - 2.78       1,870,191
                                2014     1,048,455      1.44 - 2.65       2,094,286
                                2013     1,441,274      1.31 - 2.39       2,644,910

  BHFTI Victory Sycamore Mid    2017    21,415,273      1.41 - 3.08      37,197,594
     Cap Value Subaccount       2016    25,100,728      1.32 - 2.86      40,718,448
                                2015    27,773,801      1.17 - 2.52      39,601,373
                                2014    33,040,249      1.32 - 2.82      52,410,952
                                2013    41,645,975      1.24 - 2.61      61,479,507



                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Oppenheimer Global      2017       1.05        0.30 - 2.70        33.10 - 36.32
     Equity Subaccount          2016       1.11        0.30 - 2.70      (2.44) - (0.07)
                                2015       1.11        0.30 - 2.70          1.17 - 3.62
                                2014       0.97        0.30 - 2.70        (0.58) - 1.84
                                2013       1.84        0.30 - 2.70        14.60 - 26.73

  BHFTI PIMCO Inflation         2017       1.77        0.30 - 2.75          0.82 - 3.50
     Protected Bond Subaccount  2016         --        0.30 - 2.75          2.29 - 4.85
                                2015       5.06        0.30 - 2.75      (5.60) - (3.20)
                                2014       1.82        0.30 - 2.75          0.25 - 2.87
                                2013       2.53        0.30 - 2.75     (11.60) - (9.25)

  BHFTI PIMCO Total Return      2017       1.76        0.30 - 2.70          1.72 - 4.19
     Subaccount                 2016       2.58        0.30 - 2.75        (0.17) - 2.30
                                2015       5.27        0.30 - 2.75      (2.71) - (0.29)
                                2014       2.38        0.30 - 2.75          1.37 - 3.88
                                2013       4.35        0.30 - 2.75      (4.58) - (2.21)

  BHFTI Schroders Global        2017       1.04        0.30 - 1.15        15.14 - 16.12
     Multi-Asset II Subaccount  2016       0.75        0.30 - 1.15          3.37 - 4.25
     (Commenced 4/29/2013)      2015       0.75        0.30 - 1.15      (2.38) - (1.55)
                                2014         --        0.30 - 0.90          7.67 - 8.32
                                2013       0.85               0.80                 5.68

  BHFTI SSGA Growth and         2017       2.43               1.25                14.42
     Income ETF Subaccount      2016       2.34               1.25                 4.47
                                2015       2.30               1.25               (3.18)
                                2014       2.26               1.25                 4.50
                                2013       2.51               1.25                11.53

  BHFTI SSGA Growth ETF         2017       2.09               1.25                18.15
     Subaccount                 2016       2.15               1.25                 5.55
                                2015       2.01               1.25               (3.52)
                                2014       1.89               1.25                 4.07
                                2013       2.10               1.25                16.61

  BHFTI T. Rowe Price Large     2017       2.06        0.30 - 2.70        13.84 - 16.72
     Cap Value Subaccount       2016       2.85        0.30 - 2.75         0.00 - 15.71
                                2015       1.60        0.30 - 2.75      (6.15) - (3.77)
                                2014       0.47        0.30 - 2.75         8.25 - 12.94
                                2013       1.54        0.30 - 2.70        30.21 - 33.37

  BHFTI T. Rowe Price Mid Cap   2017         --        1.55 - 2.65        21.49 - 22.83
     Growth Subaccount          2016         --        1.55 - 2.65          3.44 - 4.58
                                2015         --        1.55 - 2.65          3.88 - 5.03
                                2014         --        1.55 - 2.65         9.83 - 11.04
                                2013       0.23        1.55 - 2.65        33.01 - 34.48

  BHFTI Victory Sycamore Mid    2017       0.97        0.30 - 2.65          6.62 - 9.15
     Cap Value Subaccount       2016       0.68        0.30 - 2.65        12.48 - 15.16
                                2015       0.52        0.30 - 2.70     (11.41) - (9.25)
                                2014       0.55        0.30 - 2.70          6.72 - 9.31
                                2013       0.78        0.30 - 2.70        26.84 - 29.91



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017    80,540,234      1.10 - 2.31     121,551,846
     Income Subaccount            2016    89,821,850      1.08 - 2.25     132,434,541
                                  2015   101,411,127      1.08 - 2.21     147,353,917
                                  2014   116,573,933      1.11 - 2.23     171,167,569
                                  2013   133,280,506      1.06 - 2.11     185,528,381

  BHFTII BlackRock Capital        2017    80,040,866      1.38 - 6.69     191,718,105
     Appreciation Subaccount      2016    90,233,992      1.04 - 5.06     162,582,117
                                  2015   102,258,198      1.06 - 5.12     186,416,345
                                  2014   116,660,042      1.01 - 4.88     201,471,712
                                  2013   137,072,166      0.94 - 4.54     218,130,450

  BHFTII BlackRock                2017   163,187,513      0.81 - 2.27     181,229,925
     Ultra-Short Term Bond        2016   191,490,336      0.83 - 2.28     213,922,334
     Subaccount                   2015   207,458,223      0.85 - 2.31     234,598,971
                                  2014   228,692,218      0.87 - 2.34     260,029,222
                                  2013   272,484,145      0.89 - 2.37     306,076,669

  BHFTII Brighthouse Asset        2017    12,549,984      1.29 - 1.68      18,176,787
     Allocation 20 Subaccount     2016    14,708,245      1.23 - 1.57      20,218,985
                                  2015    17,745,651      1.21 - 1.51      23,643,801
                                  2014    21,756,153      1.25 - 1.52      29,613,599
                                  2013    27,300,301      1.21 - 1.46      35,985,163

  BHFTII Brighthouse Asset        2017    40,415,605      1.36 - 1.80      63,546,568
     Allocation 40 Subaccount     2016    47,542,265      1.26 - 1.63      68,509,133
                                  2015    54,365,636      1.22 - 1.54      74,878,498
                                  2014    62,281,508      1.25 - 1.56      87,527,049
                                  2013    63,017,183      1.23 - 1.49      85,938,160

  BHFTII Brighthouse Asset        2017   277,446,396      1.37 - 1.90     453,115,632
     Allocation 60 Subaccount     2016   313,013,101      1.23 - 1.66     452,209,477
                                  2015   351,132,615      1.18 - 1.55     480,001,704
                                  2014   393,087,875      1.10 - 1.58     550,983,256
                                  2013   325,210,824      1.21 - 1.51     449,109,725

  BHFTII Brighthouse Asset        2017   376,643,089      1.40 - 1.98     622,556,295
     Allocation 80 Subaccount     2016   406,853,909      1.21 - 1.66     574,285,819
                                  2015   438,830,497      1.15 - 1.55     582,539,493
                                  2014   469,940,862      1.21 - 1.61     645,019,159
                                  2013   281,259,764      1.21 - 1.50     392,110,510

  BHFTII Brighthouse/Artisan      2017       473,217      3.67 - 4.07       1,833,989
     Mid Cap Value Subaccount     2016       487,877      3.33 - 3.67       1,708,962
                                  2015       516,603      2.77 - 3.03       1,498,283
                                  2014       599,313      3.14 - 3.40       1,961,420
                                  2013       672,017      3.15 - 3.40       2,205,749

  BHFTII                          2017       315,726      2.43 - 2.61         802,655
     Brighthouse/Dimensional      2016       273,940      1.91 - 2.04         543,802
     International Small Company  2015       749,110      1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406      1.79 - 1.88       1,388,811
                                  2013       479,292      1.97 - 2.05         969,532



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       3.06        0.30 - 2.75           1.14 - 3.79
     Income Subaccount            2016       3.12        0.30 - 2.75           0.18 - 2.81
                                  2015       3.73        0.30 - 2.75         (2.28) - 0.29
                                  2014       3.45        0.30 - 2.75           4.02 - 6.76
                                  2013       4.02        0.30 - 2.75       (3.60) - (1.06)

  BHFTII BlackRock Capital        2017       0.10        0.30 - 2.65         30.31 - 33.53
     Appreciation Subaccount      2016         --        0.30 - 2.65       (2.62) - (0.21)
                                  2015         --        0.30 - 2.65           3.38 - 5.96
                                  2014       0.06        0.30 - 2.65           5.95 - 8.57
                                  2013       0.84        0.30 - 2.65         30.61 - 33.82

  BHFTII BlackRock                2017       0.30        0.30 - 2.75         (1.99) - 0.59
     Ultra-Short Term Bond        2016       0.05        0.30 - 2.75         (2.51) - 0.05
     Subaccount                   2015         --        0.30 - 2.75       (2.71) - (0.30)
                                  2014         --        0.30 - 2.75       (2.71) - (0.30)
                                  2013         --        0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2017       2.10        0.30 - 2.50           4.30 - 6.61
     Allocation 20 Subaccount     2016       3.19        0.30 - 2.50           1.95 - 4.22
                                  2015       2.09        0.30 - 2.50       (3.04) - (0.88)
                                  2014       3.97        0.30 - 2.50           1.89 - 4.16
                                  2013       2.99        0.30 - 2.70           1.51 - 3.97

  BHFTII Brighthouse Asset        2017       2.02        0.30 - 2.55          7.86 - 10.31
     Allocation 40 Subaccount     2016       3.55        0.30 - 2.55           3.42 - 5.77
                                  2015       0.27        0.30 - 2.55       (3.56) - (1.37)
                                  2014       2.62        0.30 - 2.65           2.04 - 4.61
                                  2013       2.54        0.30 - 2.65          8.02 - 10.59

  BHFTII Brighthouse Asset        2017       1.74        0.30 - 2.85         11.52 - 14.39
     Allocation 60 Subaccount     2016       3.14        0.30 - 2.85           4.10 - 6.78
                                  2015       0.54        0.30 - 2.85       (4.04) - (1.56)
                                  2014       1.72        0.30 - 2.85           1.05 - 4.74
                                  2013       1.95        0.30 - 2.75         14.78 - 17.63

  BHFTII Brighthouse Asset        2017       1.54        0.30 - 2.90         15.77 - 18.80
     Allocation 80 Subaccount     2016       2.94        0.30 - 2.90           5.05 - 7.82
                                  2015       0.33        0.30 - 2.90       (4.51) - (1.99)
                                  2014       1.11        0.30 - 2.90           2.22 - 4.91
                                  2013       1.46        0.30 - 2.60         21.12 - 23.94

  BHFTII Brighthouse/Artisan      2017       0.49        1.40 - 2.10         10.21 - 10.98
     Mid Cap Value Subaccount     2016       0.87        1.40 - 2.10         20.10 - 20.95
                                  2015       0.94        1.40 - 2.10     (11.54) - (10.92)
                                  2014       0.54        1.40 - 2.10         (0.44) - 0.26
                                  2013       0.80        1.40 - 2.10         33.67 - 34.61

  BHFTII                          2017       1.67        1.70 - 2.50         27.24 - 28.25
     Brighthouse/Dimensional      2016       2.61        1.70 - 2.50           3.21 - 4.04
     International Small Company  2015       1.68        1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014       1.56        1.70 - 2.50       (9.00) - (8.27)
                                  2013       1.77        1.70 - 2.50         24.45 - 25.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse/Wellington   2017    58,824,155      1.66 - 4.44     239,161,037
     Balanced Subaccount          2016    64,591,245      1.49 - 3.90     230,965,585
                                  2015    72,571,267      1.43 - 3.69     244,860,534
                                  2014    78,788,126      1.44 - 3.64     263,144,756
                                  2013    87,559,708      1.34 - 3.34     265,542,357

  BHFTII                          2017    45,507,098     1.67 - 68.81     120,932,383
     Brighthouse/Wellington Core  2016    52,226,552     1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088      1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778      1.34 - 2.26      96,109,883
                                  2013    65,547,224      1.24 - 2.10     109,181,322

  BHFTII Frontier Mid Cap         2017    41,185,332      1.13 - 3.13      77,610,257
     Growth Subaccount            2016    46,769,889      0.92 - 2.54      71,558,936
                                  2015    53,062,687      0.89 - 2.46      78,853,375
                                  2014    59,828,713      0.88 - 2.44      88,449,747
                                  2013    69,033,438      0.81 - 2.23      93,792,080

  BHFTII Jennison Growth          2017   208,309,436      1.27 - 3.51     405,643,359
     Subaccount                   2016   230,334,406      0.94 - 2.60     330,843,366
                                  2015   255,430,902      0.96 - 2.64     370,985,158
                                  2014   283,460,406      0.88 - 2.43     376,259,287
                                  2013   306,377,182      0.82 - 2.27     377,320,708

  BHFTII Loomis Sayles            2017       233,617      5.60 - 6.77       1,468,973
     Small Cap Core Subaccount    2016       125,626      5.00 - 5.99         695,462
                                  2015       133,839      4.31 - 5.12         637,286
                                  2014       146,236      4.49 - 5.30         725,826
                                  2013       205,325      4.36 - 5.21       1,019,553

  BHFTII MetLife Aggregate        2017    23,403,576      1.40 - 2.63      57,551,248
     Bond Index Subaccount        2016    25,927,617      1.37 - 2.58      62,459,481
                                  2015    28,582,132      1.36 - 2.55      68,017,985
                                  2014    31,665,367      1.37 - 2.58      75,845,003
                                  2013    35,381,978      1.31 - 2.47      80,759,985

  BHFTII MetLife Mid Cap          2017     7,333,867     2.39 - 42.33      19,314,230
     Stock Index Subaccount       2016     7,950,996     2.09 - 36.72      17,822,009
                                  2015     8,349,197     1.75 - 30.67      15,269,454
                                  2014     8,659,503     1.82 - 31.61      16,117,119
                                  2013     8,357,897     1.68 - 29.03      14,115,032

  BHFTII MetLife MSCI EAFE        2017    20,185,195      1.21 - 2.94      52,579,273
     Index Subaccount             2016    22,174,074      0.98 - 2.39      46,547,113
                                  2015    24,065,038      0.99 - 2.38      50,132,009
                                  2014    25,971,462      1.01 - 2.44      55,159,835
                                  2013    29,240,272      1.09 - 2.63      66,367,832

  BHFTII MetLife Russell 2000     2017    20,998,581      2.56 - 5.92     112,322,154
     Index Subaccount             2016    23,491,682      2.27 - 5.23     110,619,177
                                  2015    25,834,307      1.90 - 4.36     101,108,420
                                  2014    27,782,287      2.02 - 4.62     114,688,189
                                  2013    31,268,599      1.96 - 4.45     123,574,772



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII Brighthouse/Wellington   2017       1.91        0.30 - 2.65        11.86 - 14.80
     Balanced Subaccount          2016       2.75        0.30 - 2.65          3.95 - 6.67
                                  2015       1.96        0.30 - 2.65        (0.38) - 2.27
                                  2014       2.00        0.30 - 2.65         7.40 - 10.22
                                  2013       2.48        0.30 - 2.65        17.13 - 20.23

  BHFTII                          2017       1.45        0.30 - 2.65        15.71 - 18.71
     Brighthouse/Wellington Core  2016       1.72        0.30 - 2.65          0.53 - 7.02
     Equity Opportunities         2015       1.62        0.30 - 2.65        (0.53) - 2.09
     Subaccount                   2014       0.56        0.30 - 2.65         5.33 - 10.30
                                  2013       1.27        0.30 - 2.65        29.87 - 33.30

  BHFTII Frontier Mid Cap         2017         --        0.30 - 2.70        21.68 - 24.76
     Growth Subaccount            2016         --        0.30 - 2.70          2.41 - 4.98
                                  2015         --        0.30 - 2.70        (0.08) - 2.47
                                  2014         --        0.30 - 2.70         7.98 - 10.72
                                  2013       1.18        0.30 - 2.70        18.97 - 32.23

  BHFTII Jennison Growth          2017       0.28        0.30 - 2.70        33.35 - 36.91
     Subaccount                   2016       0.26        0.30 - 2.70      (3.86) - (0.13)
                                  2015       0.24        0.30 - 2.70         7.59 - 10.45
                                  2014       0.23        0.30 - 2.70         4.51 - 12.77
                                  2013       0.39        0.30 - 2.60        33.22 - 36.59

  BHFTII Loomis Sayles            2017       0.05        1.70 - 2.50        12.13 - 13.03
     Small Cap Core Subaccount    2016       0.06        1.70 - 2.50        16.04 - 16.97
                                  2015         --        1.70 - 2.50      (4.17) - (3.40)
                                  2014         --        1.70 - 2.50          0.95 - 1.76
                                  2013       0.25        1.70 - 2.60        37.08 - 38.31

  BHFTII MetLife Aggregate        2017       2.92        0.30 - 1.30          1.93 - 2.95
     Bond Index Subaccount        2016       2.77        0.30 - 1.30          1.03 - 2.04
                                  2015       2.91        0.30 - 1.30      (1.04) - (0.05)
                                  2014       3.02        0.30 - 1.30          4.44 - 5.49
                                  2013       3.62        0.30 - 1.30      (3.59) - (2.62)

  BHFTII MetLife Mid Cap          2017       1.34        0.30 - 1.25        14.28 - 15.26
     Stock Index Subaccount       2016       1.27        0.30 - 1.25        18.71 - 19.72
                                  2015       1.16        0.30 - 1.25      (3.79) - (2.97)
                                  2014       1.01        0.30 - 1.25          7.96 - 8.89
                                  2013       1.09        0.30 - 1.25        16.63 - 31.49

  BHFTII MetLife MSCI EAFE        2017       2.69        0.30 - 1.60        22.93 - 24.53
     Index Subaccount             2016       2.63        0.30 - 1.60        (0.27) - 1.04
                                  2015       3.23        0.30 - 1.60      (2.66) - (1.39)
                                  2014       2.60        0.30 - 1.60      (7.50) - (6.28)
                                  2013       3.06        0.30 - 1.60        19.93 - 21.50

  BHFTII MetLife Russell 2000     2017       1.21        0.30 - 1.65        12.80 - 14.33
     Index Subaccount             2016       1.38        0.30 - 1.65        19.30 - 20.92
                                  2015       1.21        0.30 - 1.65      (5.84) - (4.56)
                                  2014       1.17        0.30 - 1.65          3.32 - 4.72
                                  2013       1.55        0.30 - 1.65        36.29 - 38.14



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MetLife Stock Index     2017   361,289,220     1.64 - 48.32     884,599,164
     Subaccount                  2016   399,744,544     1.40 - 40.16     818,490,354
                                 2015   444,545,333     1.29 - 36.32     825,958,902
                                 2014   512,472,472     1.22 - 36.26     948,735,700
                                 2013   619,079,605     1.11 - 32.31   1,022,210,401

  BHFTII MFS Total Return        2017   121,012,734      1.33 - 4.66     336,697,082
     Subaccount                  2016   138,074,749      1.22 - 4.20     347,116,215
                                 2015   157,676,884      1.15 - 3.90     367,197,782
                                 2014   181,477,236      1.19 - 3.96     427,404,149
                                 2013   214,758,429      1.13 - 3.69     467,083,516

  BHFTII MFS Value II            2017     4,305,558      1.40 - 2.38       8,599,268
     Subaccount                  2016     5,533,043      1.34 - 2.22      10,606,904
                                 2015     6,317,929      1.16 - 1.89      10,329,127
                                 2014     7,271,879      1.27 - 2.02      12,887,179
                                 2013     9,446,977      1.19 - 1.84      15,413,317

  BHFTII MFS Value               2017    47,045,537      1.56 - 3.26     128,018,025
     Subaccount                  2016    54,400,150      1.36 - 2.83     126,985,750
                                 2015    61,186,657      1.22 - 2.53     126,858,359
                                 2014    71,426,723      1.26 - 2.59     149,803,816
                                 2013    76,198,106      1.18 - 2.39     152,814,296

  BHFTII Neuberger Berman        2017    19,224,324      1.58 - 4.92      59,769,456
     Genesis Subaccount          2016    22,363,400      1.40 - 4.28      61,097,301
                                 2015    25,655,787      1.20 - 3.63      59,714,866
                                 2014    30,031,861      1.23 - 3.63      69,389,880
                                 2013    35,991,632      1.25 - 3.65      82,899,600

  BHFTII T. Rowe Price Large     2017    24,505,822      2.11 - 4.18      63,630,978
     Cap Growth Subaccount       2016    26,687,817      1.62 - 3.14      52,673,898
                                 2015    29,861,303      1.64 - 3.11      58,885,774
                                 2014    33,034,416      1.52 - 2.82      59,661,381
                                 2013    32,411,409      1.26 - 2.60      54,003,653

  BHFTII T. Rowe Price Small     2017    37,310,815      2.17 - 4.84     118,103,918
     Cap Growth Subaccount       2016    41,499,662      1.82 - 3.98     108,651,167
                                 2015    46,060,640      1.68 - 3.59     109,539,493
                                 2014    50,212,351      1.68 - 3.52     118,139,543
                                 2013    55,991,286      1.62 - 3.32     125,245,594

  BHFTII Western Asset           2017    29,601,617     1.32 - 45.14     161,437,591
     Management Strategic Bond   2016    32,467,046     1.25 - 41.83     170,890,372
     Opportunities Subaccount    2015    19,595,073      1.18 - 2.94      32,316,442
                                 2014    23,348,172      1.08 - 3.03      39,669,737
                                 2013    27,649,077      1.19 - 2.91      44,979,001

  BHFTII Western Asset           2017    44,189,926      1.04 - 2.59      68,510,028
     Management U.S. Government  2016    49,146,509      1.04 - 2.57      75,272,260
     Subaccount                  2015    53,614,394      1.05 - 2.57      82,426,356
                                 2014    64,344,337      1.07 - 2.58      98,096,572
                                 2013    73,690,565      1.07 - 2.54     109,839,169



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII MetLife Stock Index     2017       1.75        0.28 - 3.50        17.25 - 21.20
     Subaccount                  2016       1.98        0.28 - 3.50         7.70 - 11.36
                                 2015       1.72        0.28 - 3.50        (2.41) - 0.88
                                 2014       1.69        0.28 - 3.50         9.37 - 13.05
                                 2013       1.86        0.28 - 3.50        27.37 - 31.65

  BHFTII MFS Total Return        2017       2.35        0.30 - 2.75         9.13 - 11.89
     Subaccount                  2016       2.73        0.30 - 2.75          5.97 - 8.65
                                 2015       2.42        0.30 - 2.75      (3.10) - (0.65)
                                 2014       2.25        0.30 - 2.75          5.42 - 8.09
                                 2013       2.45        0.30 - 2.75        15.48 - 18.40

  BHFTII MFS Value II            2017       2.61        0.30 - 2.65          4.55 - 7.03
     Subaccount                  2016       1.42        0.30 - 2.65        15.01 - 17.74
                                 2015       1.55        0.30 - 2.65      (8.63) - (6.46)
                                 2014       1.11        0.30 - 2.65          6.83 - 9.37
                                 2013       1.21        0.30 - 2.65        28.30 - 31.35

  BHFTII MFS Value               2017       2.01        0.30 - 2.65        14.57 - 17.65
     Subaccount                  2016       2.24        0.30 - 2.75        11.00 - 14.05
                                 2015       2.66        0.30 - 2.75      (3.07) - (0.45)
                                 2014       1.64        0.30 - 2.75         7.72 - 10.48
                                 2013       1.08        0.30 - 2.65        16.93 - 35.32

  BHFTII Neuberger Berman        2017       0.38        0.30 - 2.65        12.48 - 15.41
     Genesis Subaccount          2016       0.43        0.30 - 2.65        15.30 - 18.33
                                 2015       0.38        0.30 - 2.65        (2.25) - 0.28
                                 2014       0.37        0.30 - 2.65      (2.91) - (0.29)
                                 2013         --        0.30 - 2.65        24.17 - 35.86

  BHFTII T. Rowe Price Large     2017       0.10        0.30 - 2.65        30.06 - 33.08
     Cap Growth Subaccount       2016         --        0.30 - 2.65        (1.07) - 1.23
                                 2015       0.01        0.30 - 2.65         7.68 - 10.18
                                 2014         --        0.30 - 2.65         6.03 - 13.92
                                 2013       0.07        0.30 - 2.65        25.92 - 38.35

  BHFTII T. Rowe Price Small     2017       0.07        0.30 - 2.65        19.34 - 22.17
     Cap Growth Subaccount       2016       0.03        0.30 - 2.65         8.57 - 11.15
                                 2015         --        0.30 - 2.65        (0.22) - 2.16
                                 2014         --        0.30 - 2.65          3.86 - 6.33
                                 2013       0.14        0.30 - 2.65        40.40 - 43.74

  BHFTII Western Asset           2017       3.86        0.30 - 2.75          5.06 - 7.90
     Management Strategic Bond   2016       2.14        0.30 - 2.75          3.17 - 7.29
     Opportunities Subaccount    2015       4.93        1.17 - 2.60      (4.52) - (2.86)
                                 2014       5.32        1.17 - 2.60          0.50 - 4.24
                                 2013       4.97        1.17 - 2.60      (1.76) - (0.08)

  BHFTII Western Asset           2017       2.66        0.15 - 2.45        (0.53) - 1.78
     Management U.S. Government  2016       2.62        0.15 - 2.45        (1.17) - 1.13
     Subaccount                  2015       2.32        0.15 - 2.45        (1.86) - 0.42
                                 2014       1.96        0.15 - 2.45          0.32 - 2.66
                                 2013       2.23        0.15 - 2.45      (3.14) - (0.89)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  Delaware VIP Small Cap             2017     2,506,672       3.63 - 6.52      11,407,245
     Value Subaccount                2016     2,764,340       3.25 - 5.85      11,287,261
                                     2015     2,998,177       2.48 - 4.48       9,400,488
                                     2014     3,517,796       2.65 - 4.81      11,900,887
                                     2013     4,830,286       2.51 - 4.57      15,302,896

  Deutsche II Government &           2017     1,461,872       1.07 - 1.26       1,729,536
     Agency Securities               2016     1,896,941       1.09 - 1.26       2,265,390
     Subaccount                      2015     2,061,094       1.11 - 1.27       2,487,768
                                     2014     2,276,924       1.14 - 1.30       2,817,918
                                     2013     2,830,693       1.12 - 1.26       3,417,259

  Deutsche II Small Mid Cap          2017     1,290,516       2.30 - 3.51       4,107,166
     Value Subaccount                2016     1,431,523       2.14 - 3.24       4,233,440
                                     2015     1,750,951       1.65 - 2.82       4,507,291
                                     2014     2,326,077       1.73 - 2.93       6,302,015
                                     2013     3,103,273       1.69 - 2.83       8,094,382

  Dreyfus Sustainable U.S. Equity    2017       246,933       1.86 - 2.43         553,728
     Subaccount                      2016       252,898       1.66 - 2.14         503,431
                                     2015       253,443       1.55 - 1.98         467,910
                                     2014       380,167       1.65 - 2.08         754,943
                                     2013       398,114       1.50 - 1.87         710,335

  Fidelity VIP Contrafund            2017    64,652,989       2.14 - 3.61     212,284,338
     Subaccount                      2016    73,454,530       1.80 - 3.00     200,953,161
                                     2015    82,770,515       1.71 - 2.82     213,090,938
                                     2014    92,864,202       1.74 - 2.85     240,965,803
                                     2013   108,680,474       1.60 - 2.59     255,326,876

  Fidelity VIP Dynamic               2017       699,361       2.02 - 3.62       1,870,222
     Capital Appreciation            2016       826,298       1.66 - 2.94       1,801,247
     Subaccount                      2015       934,036       1.64 - 2.87       2,014,900
                                     2014     1,011,331       1.64 - 2.85       2,212,496
                                     2013     1,197,666       1.51 - 2.59       2,445,391

  Fidelity VIP Equity-Income         2017    42,812,375       2.00 - 5.71     235,072,085
     Subaccount                      2016    47,642,339       1.81 - 5.12     233,851,528
                                     2015    52,549,940       1.57 - 4.40     220,784,877
                                     2014    58,365,899       1.67 - 4.64     257,632,017
                                     2013    63,687,670       1.56 - 4.32     261,131,881

  Fidelity VIP Freedom 2020          2017       161,933       1.93 - 2.15         321,970
     Subaccount                      2016       242,680       1.68 - 1.85         425,855
     (Commenced 5/1/2015)            2015        42,288       1.61 - 1.65          69,713

  Fidelity VIP Freedom 2025          2017       160,567       2.06 - 2.21         339,959
     Subaccount                      2016       181,641       1.77 - 1.89         335,281
     (Commenced 5/1/2015)            2015       104,718       1.69 - 1.75         182,283

  Fidelity VIP Freedom 2030          2017       249,380       2.10 - 2.33         540,637
     Subaccount                      2016       298,697       1.76 - 1.94         561,340
     (Commenced 5/1/2015)            2015       240,061       1.67 - 1.83         429,195



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Delaware VIP Small Cap             2017       0.86        0.30 - 1.30        10.61 - 11.72
     Value Subaccount                2016       0.98        0.30 - 1.30        29.71 - 31.01
                                     2015       0.73        0.30 - 1.30      (7.43) - (6.50)
                                     2014       0.57        0.30 - 1.30          4.50 - 5.55
                                     2013       0.72        0.30 - 1.30        31.78 - 33.11

  Deutsche II Government &           2017       2.19        1.55 - 2.65      (1.33) - (0.25)
     Agency Securities               2016       2.75        1.55 - 2.65      (1.85) - (0.76)
     Subaccount                      2015       2.44        1.55 - 2.65      (2.97) - (1.90)
                                     2014       2.00        1.55 - 2.65          2.21 - 3.34
                                     2013       2.71        1.55 - 2.65      (5.78) - (4.74)

  Deutsche II Small Mid Cap          2017       0.38        1.55 - 2.65          7.26 - 8.44
     Value Subaccount                2016       0.24        1.55 - 2.65        13.42 - 14.68
                                     2015         --        1.55 - 2.65      (4.77) - (3.72)
                                     2014       0.46        1.55 - 2.65          2.34 - 3.48
                                     2013       0.83        1.55 - 2.65        31.18 - 32.63

  Dreyfus Sustainable U.S. Equity    2017       0.92        1.55 - 2.65        12.04 - 13.28
     Subaccount                      2016       1.02        1.55 - 2.65          7.20 - 8.38
                                     2015       0.83        1.55 - 2.65      (5.94) - (4.90)
                                     2014       0.84        1.55 - 2.65        10.17 - 11.39
                                     2013       1.03        1.55 - 2.65        30.49 - 31.94

  Fidelity VIP Contrafund            2017       0.78        0.30 - 2.65        18.42 - 21.22
     Subaccount                      2016       0.62        0.30 - 2.65          4.91 - 7.41
                                     2015       0.79        0.30 - 2.65        (2.21) - 0.11
                                     2014       0.72        0.30 - 2.65         8.73 - 11.32
                                     2013       0.84        0.30 - 2.65        27.53 - 30.56

  Fidelity VIP Dynamic               2017       0.62        0.30 - 2.50        20.46 - 23.13
     Capital Appreciation            2016       0.69        0.30 - 2.50          0.12 - 2.35
     Subaccount                      2015       0.55        0.30 - 2.50        (1.47) - 0.72
                                     2014       0.20        0.30 - 2.50         7.93 - 10.33
                                     2013       0.12        0.30 - 2.50        34.84 - 37.84

  Fidelity VIP Equity-Income         2017       1.67        0.30 - 1.90        10.54 - 12.56
     Subaccount                      2016       2.27        0.30 - 1.90        15.49 - 17.66
                                     2015       3.07        0.30 - 1.90      (6.04) - (4.25)
                                     2014       2.77        0.30 - 1.90          6.44 - 8.39
                                     2013       2.47        0.30 - 1.90        25.42 - 27.76

  Fidelity VIP Freedom 2020          2017       1.40        0.30 - 1.15        14.93 - 15.91
     Subaccount                      2016       1.67        0.30 - 1.15          4.59 - 5.49
     (Commenced 5/1/2015)            2015       2.21        0.90 - 1.15      (4.96) - (4.81)

  Fidelity VIP Freedom 2025          2017       1.12        0.60 - 1.15        16.23 - 16.87
     Subaccount                      2016       1.67        0.60 - 1.15          4.77 - 5.35
     (Commenced 5/1/2015)            2015       4.15        0.80 - 1.15      (5.34) - (5.12)

  Fidelity VIP Freedom 2030          2017       1.39        0.30 - 1.15        19.32 - 20.33
     Subaccount                      2016       1.34        0.30 - 1.15          5.16 - 6.06
     (Commenced 5/1/2015)            2015       9.73        0.30 - 1.15      (5.97) - (5.43)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Freedom 2040     2017        43,802      2.84 - 3.06         126,195
     Subaccount                 2016        26,379      2.33 - 2.49          62,152
     (Commenced 5/1/2015)       2015         4,565      2.21 - 2.25          10,128

  Fidelity VIP Freedom 2050     2017        38,641      2.90 - 3.12         114,743
     Subaccount                 2016        19,737      2.38 - 2.54          47,803
     (Commenced 5/1/2015)       2015         2,194      2.26 - 2.30           4,997

  Fidelity VIP FundsManager     2017    44,882,793    14.32 - 16.56     651,221,411
     60% Subaccount             2016    46,892,598    12.50 - 14.26     593,192,621
     (Commenced 11/17/2014)     2015    43,562,575    12.19 - 13.70     537,008,428
                                2014     3,719,213            12.62      46,949,186

  Fidelity VIP High Income      2017     5,206,840      2.01 - 3.54      18,374,730
     Subaccount                 2016     5,826,650      1.90 - 3.36      19,469,815
                                2015     6,309,633      1.68 - 2.97      18,631,012
                                2014     7,082,915      1.77 - 3.12      21,901,589
                                2013     7,872,590      1.77 - 3.12      24,369,719

  Fidelity VIP Mid Cap          2017    63,984,525      2.32 - 4.72     263,863,750
     Subaccount                 2016    70,833,034      1.97 - 3.94     245,490,758
                                2015    78,497,047      1.80 - 3.55     246,200,236
                                2014    88,269,188      1.87 - 3.67     284,320,518
                                2013   101,839,154      1.80 - 3.51     312,221,233

  FTVIPT Franklin Income VIP    2017     8,450,684      1.59 - 6.91      19,075,858
     Subaccount                 2016     9,501,555      1.49 - 6.39      19,714,285
                                2015    11,175,992      1.34 - 5.68      21,261,003
                                2014    13,052,798      1.47 - 6.20      28,076,571
                                2013    17,033,712      1.45 - 6.01      36,879,662

  FTVIPT Franklin Mutual        2017     6,577,838      2.03 - 2.33      14,138,169
     Shares VIP Subaccount      2016     7,345,721      1.91 - 2.18      14,806,916
                                2015     9,109,098      1.68 - 1.91      16,047,671
                                2014    11,130,280      1.80 - 2.04      20,922,139
                                2013    14,194,716      1.71 - 1.93      25,274,641

  FTVIPT Franklin Rising        2017     5,463,493      1.79 - 2.98      14,883,621
     Dividends VIP Subaccount   2016     6,189,662      1.53 - 2.51      14,124,147
                                2015     7,513,466      1.56 - 2.20      15,073,297
                                2014     9,499,985      1.45 - 2.32      20,296,254
                                2013    12,034,304      1.59 - 2.16      24,118,817

  FTVIPT Franklin Small-Mid     2017    10,078,397      1.69 - 3.12      24,229,242
     Cap Growth VIP Subaccount  2016    11,640,861      1.42 - 2.61      23,462,681
                                2015    13,151,027      1.38 - 2.56      26,005,031
                                2014    15,338,031      1.45 - 2.67      31,983,347
                                2013    18,344,786      1.37 - 2.53      36,768,267

  FTVIPT Templeton Developing   2017     7,812,223      2.25 - 3.43      19,036,999
     Markets VIP Subaccount     2016     8,328,861      1.48 - 2.48      14,638,051
                                2015     9,114,020      1.28 - 2.14      13,806,146
                                2014    10,086,656      1.62 - 2.70      19,231,372
                                2013    11,016,768      1.80 - 2.99      23,212,625

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Freedom 2040     2017       1.15        0.30 - 1.15         21.89 - 22.93
     Subaccount                 2016       1.60        0.30 - 1.15           5.31 - 6.21
     (Commenced 5/1/2015)       2015       3.45        0.90 - 1.15       (6.19) - (6.04)

  Fidelity VIP Freedom 2050     2017       1.55        0.30 - 1.15         21.90 - 22.93
     Subaccount                 2016       3.14        0.30 - 1.15           5.34 - 6.24
     (Commenced 5/1/2015)       2015       3.42        0.90 - 1.15       (6.24) - (6.09)

  Fidelity VIP FundsManager     2017       1.09        0.70 - 2.10         14.56 - 16.17
     60% Subaccount             2016       1.27        0.70 - 2.10           2.61 - 4.06
     (Commenced 11/17/2014)     2015       1.75        0.70 - 2.10       (1.68) - (0.29)
                                2014       2.66               1.85                  0.55

  Fidelity VIP High Income      2017       5.17        0.95 - 1.30           5.56 - 5.93
     Subaccount                 2016       5.27        0.95 - 1.30         13.13 - 13.52
                                2015       6.30        0.95 - 1.30       (4.87) - (4.54)
                                2014       5.49        0.95 - 1.30         (0.15) - 0.20
                                2013       5.60        0.95 - 1.30           4.58 - 4.95

  Fidelity VIP Mid Cap          2017       0.48        0.30 - 2.65         17.39 - 20.18
     Subaccount                 2016       0.31        0.30 - 2.65          9.00 - 11.59
                                2015       0.24        0.30 - 2.65       (4.20) - (1.92)
                                2014       0.02        0.30 - 2.65           3.26 - 5.71
                                2013       0.27        0.30 - 2.65         32.32 - 35.46

  FTVIPT Franklin Income VIP    2017       4.14        1.30 - 2.55           6.92 - 8.26
     Subaccount                 2016       4.99        1.30 - 2.55         11.15 - 12.55
                                2015       4.61        1.30 - 2.55       (9.40) - (8.25)
                                2014       5.23        1.30 - 2.60           1.93 - 3.26
                                2013       6.44        1.30 - 2.60         11.02 - 12.47

  FTVIPT Franklin Mutual        2017       2.23        1.40 - 1.90           6.31 - 6.85
     Shares VIP Subaccount      2016       1.95        1.40 - 1.90         13.87 - 14.44
                                2015       2.97        1.40 - 1.90       (6.73) - (6.26)
                                2014       1.94        1.40 - 1.90           5.11 - 5.63
                                2013       2.04        1.40 - 1.90         25.85 - 26.48

  FTVIPT Franklin Rising        2017       1.53        1.50 - 3.05         16.95 - 18.77
     Dividends VIP Subaccount   2016       1.41        1.50 - 3.05         12.56 - 14.31
                                2015       1.41        1.50 - 2.70       (6.22) - (5.08)
                                2014       1.34        1.50 - 3.05           5.46 - 7.10
                                2013       1.56        1.50 - 2.65         26.30 - 27.76

  FTVIPT Franklin Small-Mid     2017         --        1.25 - 2.70         18.18 - 19.90
     Cap Growth VIP Subaccount  2016         --        1.25 - 2.75           1.34 - 2.88
                                2015         --        1.25 - 2.75       (5.30) - (3.87)
                                2014         --        1.25 - 2.75           4.56 - 6.14
                                2013         --        1.25 - 2.75         34.41 - 36.44

  FTVIPT Templeton Developing   2017       0.98        0.30 - 1.40         38.46 - 39.99
     Markets VIP Subaccount     2016       0.83        0.30 - 1.80         15.35 - 17.09
                                2015       2.04        0.30 - 1.80     (21.04) - (19.84)
                                2014       1.48        0.30 - 1.80      (10.03) - (8.67)
                                2013       1.98        0.30 - 1.80       (2.69) - (1.22)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    -----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                    -------------  ----------------  --------------
  FTVIPT Templeton Foreign    2017     29,831,295       1.29 - 2.43      55,918,436
     VIP Subaccount           2016     33,932,017       1.14 - 2.12      55,454,715
                              2015     37,823,632       1.09 - 2.01      58,736,117
                              2014     42,645,501       1.20 - 2.19      72,158,890
                              2013     49,602,475       1.39 - 2.50      96,258,675

  Invesco V.I. Comstock       2017      2,636,942       1.31 - 2.78       4,984,389
     Subaccount               2016      3,342,163       1.13 - 2.39       5,383,720
                              2015      3,897,706       0.98 - 2.07       5,511,939
                              2014      4,455,900       1.06 - 2.24       6,878,913
                              2013      5,818,437       0.98 - 2.07       8,281,585

  Invesco V.I. Diversified    2017        551,287       1.74 - 2.19       1,111,690
     Dividend Subaccount      2016        662,469       1.64 - 2.06       1,252,863
                              2015        764,684       1.46 - 1.83       1,284,340
                              2014        832,783       1.47 - 1.82       1,404,784
                              2013        983,199       1.33 - 1.64       1,508,707

  Invesco V.I. Equity and     2017     19,267,979       2.45 - 2.64      49,006,572
     Income Subaccount        2016     21,314,043       2.25 - 2.41      49,784,834
                              2015     25,216,381       2.00 - 2.13      52,124,645
                              2014     30,474,326       2.09 - 2.22      65,679,718
                              2013     38,518,228       1.96 - 2.07      77,591,291

  Invesco V.I. Government     2017      5,816,467       1.00 - 1.57       6,969,659
     Securities Subaccount    2016      6,167,486       1.01 - 1.56       7,417,830
                              2015      7,219,285       1.02 - 1.57       8,782,732
                              2014      8,543,666       1.05 - 1.58      10,593,179
                              2013     10,276,593       1.03 - 1.54      12,461,122

  Invesco V.I. Managed        2017        502,004       2.39 - 2.99       1,387,711
     Volatility Subaccount    2016        479,925       2.22 - 2.75       1,233,406
                              2015        572,546       1.69 - 2.53       1,350,241
                              2014        663,209       1.78 - 2.62       1,632,992
                              2013        918,646       1.51 - 2.21       1,919,717

  Invesco V.I. S&P 500 Index  2017        782,152       2.01 - 2.61       1,832,641
     Subaccount               2016        960,831       1.70 - 2.19       1,905,676
                              2015      1,204,868       1.57 - 2.00       2,194,793
                              2014      1,281,929       1.59 - 2.02       2,376,295
                              2013      1,651,321       1.44 - 1.82       2,775,395

  Janus Henderson Enterprise  2017      6,515,151       1.37 - 4.90      13,908,202
     Subaccount               2016      7,167,800       1.10 - 3.92      12,288,719
                              2015      7,987,829       1.00 - 3.56      12,285,705
                              2014      9,230,937       0.98 - 3.49      13,633,114
                              2013     10,596,566       0.89 - 3.17      14,258,782

  Janus Henderson Global      2017        313,454       1.39 - 2.28         578,032
     Research Subaccount      2016        442,005       1.11 - 1.80         675,764
                              2015        539,820       1.10 - 1.77         803,814
                              2014        634,971       1.15 - 1.83         964,819
                              2013        798,297       1.08 - 1.71       1,151,374



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Templeton Foreign    2017       2.59        0.30 - 2.70         13.59 - 16.34
     VIP Subaccount           2016       1.96        0.30 - 2.70           4.32 - 6.85
                              2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                              2014       1.87        0.30 - 2.70     (13.50) - (11.40)
                              2013       2.37        0.30 - 2.70         19.70 - 22.60

  Invesco V.I. Comstock       2017       2.02        1.40 - 2.60         14.84 - 16.22
     Subaccount               2016       1.58        1.40 - 2.60         14.29 - 15.67
                              2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                              2014       1.26        1.40 - 2.60           6.58 - 7.87
                              2013       1.58        1.40 - 2.60         32.49 - 34.08

  Invesco V.I. Diversified    2017       1.39        1.60 - 2.50           5.68 - 6.63
     Dividend Subaccount      2016       1.19        1.60 - 2.50         11.71 - 12.72
                              2015       1.43        1.60 - 2.50         (0.70) - 0.20
                              2014       1.51        1.60 - 2.50          9.76 - 10.75
                              2013       1.98        1.60 - 2.50         27.54 - 28.69

  Invesco V.I. Equity and     2017       1.44        1.40 - 1.90           8.70 - 9.24
     Income Subaccount        2016       1.62        1.40 - 1.90         12.67 - 13.24
                              2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                              2014       1.51        1.40 - 1.90           6.72 - 7.25
                              2013       1.45        1.40 - 1.90         22.54 - 23.15

  Invesco V.I. Government     2017       1.84        1.40 - 2.50         (0.78) - 0.54
     Securities Subaccount    2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                              2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                              2014       2.85        1.40 - 2.60           1.22 - 2.69
                              2013       3.16        1.40 - 2.60       (5.35) - (3.98)

  Invesco V.I. Managed        2017       1.35        1.55 - 2.65           7.68 - 8.86
     Volatility Subaccount    2016       1.83        1.55 - 2.65           7.72 - 8.91
                              2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                              2014       2.80        1.55 - 2.65         17.42 - 18.71
                              2013       3.02        1.55 - 2.65           7.86 - 9.05

  Invesco V.I. S&P 500 Index  2017       1.42        1.55 - 2.60         17.91 - 19.15
     Subaccount               2016       1.46        1.55 - 2.60           8.34 - 9.49
                              2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                              2014       1.57        1.55 - 2.60         10.06 - 11.22
                              2013       1.79        1.55 - 2.60         28.18 - 29.53

  Janus Henderson Enterprise  2017       0.14        0.30 - 2.60         23.84 - 26.71
     Subaccount               2016       0.02        0.30 - 2.60          9.23 - 11.77
                              2015       0.51        0.30 - 2.60           1.10 - 3.46
                              2014       0.03        0.30 - 2.60          9.36 - 11.91
                              2013       0.36        0.30 - 2.60         28.65 - 31.64

  Janus Henderson Global      2017       0.65        0.30 - 1.30         25.05 - 26.30
     Research Subaccount      2016       0.93        0.30 - 1.30           0.50 - 1.51
                              2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                              2014       0.94        0.30 - 1.30           5.80 - 6.86
                              2013       1.09        0.30 - 1.30         26.42 - 27.69



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  Janus Henderson Overseas           2017    18,998,239      1.18 - 2.77      33,244,470
     Subaccount                      2016    21,264,741      0.92 - 2.16      28,762,285
                                     2015    23,066,962      1.00 - 2.37      33,941,265
                                     2014    25,235,388      1.12 - 2.66      41,260,094
                                     2013    28,081,395      1.30 - 3.09      53,057,257

  LMPVET ClearBridge Variable        2017   134,149,456      2.12 - 3.57     336,447,646
     Aggressive Growth               2016   149,943,278      1.85 - 3.12     328,523,979
     Subaccount                      2015   167,403,724      1.86 - 3.14     368,227,608
                                     2014   192,876,953      1.92 - 3.26     439,598,703
                                     2013   230,124,058      1.62 - 2.75     443,416,713

  LMPVET ClearBridge Variable        2017    96,572,458      2.14 - 3.43     257,501,920
     Appreciation Subaccount         2016   108,364,235      1.84 - 2.91     245,202,993
                                     2015   123,885,127      1.72 - 2.69     259,099,416
                                     2014   144,399,729      1.74 - 2.69     301,511,929
                                     2013   171,514,828      1.61 - 2.45     327,510,422

  LMPVET ClearBridge Variable        2017    41,985,161      1.70 - 3.02      92,746,208
     Dividend Strategy Subaccount    2016    47,652,023      1.46 - 2.55      90,118,532
                                     2015    54,421,552      1.31 - 2.23      91,048,394
                                     2014    63,992,104      1.01 - 2.37     114,208,205
                                     2013    78,389,764      1.28 - 2.13     125,813,040

  LMPVET ClearBridge Variable        2017    34,020,176      2.27 - 4.41      98,400,581
     Large Cap Growth Subaccount     2016    38,109,335      1.84 - 3.52      89,099,797
                                     2015    42,889,895      1.74 - 3.30      94,894,567
                                     2014    49,849,619      1.61 - 3.02     101,931,592
                                     2013    59,527,149      1.44 - 2.67     108,269,810

  LMPVET ClearBridge Variable        2017    45,833,043      1.99 - 3.91     113,614,584
     Large Cap Value Subaccount      2016    51,880,204      1.77 - 3.42     114,104,961
                                     2015    57,721,574      1.60 - 3.05     114,052,269
                                     2014    66,183,724      1.59 - 3.15     136,570,924
                                     2013    76,780,219      1.46 - 2.84     143,905,517

  LMPVET ClearBridge Variable        2017    11,000,494      2.35 - 3.48      32,116,047
     Mid Cap Subaccount              2016    12,172,388      2.14 - 3.12      32,071,788
                                     2015    13,634,362      2.01 - 2.90      33,367,358
                                     2014    15,892,449      2.02 - 2.87      38,689,450
                                     2013    18,761,175      1.92 - 2.69      42,887,469

  LMPVET ClearBridge Variable        2017    15,012,882      2.32 - 4.47      47,414,500
     Small Cap Growth Subaccount     2016    17,150,904      1.92 - 3.66      44,384,618
                                     2015    19,565,583      1.86 - 3.52      48,622,214
                                     2014    22,972,604      1.99 - 3.75      60,699,074
                                     2013    28,785,296      1.96 - 3.67      74,135,000

  LMPVET QS Variable                 2017    20,110,531      1.90 - 2.68      43,196,195
     Conservative Growth             2016    23,074,759      1.70 - 2.39      44,206,329
     Subaccount                      2015    26,949,264      1.62 - 2.25      48,860,860
                                     2014    31,787,275      1.67 - 2.30      59,118,500
                                     2013    37,872,131      1.62 - 2.22      67,949,518



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Henderson Overseas           2017       1.58        1.25 - 2.50         27.59 - 29.18
     Subaccount                      2016       4.68        1.25 - 2.50       (9.01) - (7.87)
                                     2015       0.51        1.25 - 2.50      (11.06) - (9.94)
                                     2014       2.99        1.25 - 2.50     (14.27) - (13.19)
                                     2013       3.06        1.25 - 2.50         11.46 - 12.86

  LMPVET ClearBridge Variable        2017       0.48        0.30 - 2.60         13.02 - 15.94
     Aggressive Growth               2016       0.62        0.30 - 2.60         (1.65) - 0.90
     Subaccount                      2015       0.33        0.30 - 2.60       (4.46) - (2.03)
                                     2014       0.16        0.30 - 2.65         16.94 - 20.03
                                     2013       0.25        0.30 - 2.65         43.52 - 47.34

  LMPVET ClearBridge Variable        2017       1.16        0.30 - 2.70         16.37 - 19.19
     Appreciation Subaccount         2016       1.27        0.30 - 2.70           6.85 - 9.44
                                     2015       1.14        0.30 - 2.70         (1.11) - 1.30
                                     2014       1.11        0.30 - 2.70          8.04 - 10.66
                                     2013       1.15        0.30 - 2.70         26.54 - 29.61

  LMPVET ClearBridge Variable        2017       1.35        0.30 - 2.75         15.79 - 18.82
     Dividend Strategy Subaccount    2016       1.42        0.30 - 2.75          9.76 - 66.26
                                     2015       1.61        0.30 - 2.75       (7.03) - (4.59)
                                     2014       1.98        0.30 - 2.75          8.44 - 13.27
                                     2013       1.50        0.30 - 2.70         22.34 - 25.56

  LMPVET ClearBridge Variable        2017       0.22        0.30 - 2.70         22.43 - 25.39
     Large Cap Growth Subaccount     2016       0.50        0.30 - 2.70           4.53 - 7.07
                                     2015       0.46        0.30 - 2.70           6.87 - 9.46
                                     2014       0.50        0.30 - 2.70         10.95 - 13.65
                                     2013       0.49        0.30 - 2.70         34.19 - 37.44

  LMPVET ClearBridge Variable        2017       1.34        0.30 - 2.60         11.90 - 14.49
     Large Cap Value Subaccount      2016       1.51        0.30 - 2.60         10.10 - 12.66
                                     2015       1.40        0.30 - 2.60       (5.36) - (3.16)
                                     2014       1.73        0.30 - 2.70          8.73 - 11.37
                                     2013       1.57        0.30 - 2.70         28.85 - 31.97

  LMPVET ClearBridge Variable        2017       0.42        1.30 - 2.70          9.80 - 11.35
     Mid Cap Subaccount              2016       0.87        1.30 - 2.70           6.43 - 7.93
                                     2015       0.06        1.30 - 2.70         (0.42) - 0.98
                                     2014       0.27        1.30 - 2.70           5.24 - 6.72
                                     2013       0.13        1.30 - 2.70         33.71 - 35.59

  LMPVET ClearBridge Variable        2017         --        0.30 - 2.60         21.09 - 23.89
     Small Cap Growth Subaccount     2016         --        0.30 - 2.60           3.09 - 5.49
                                     2015         --        0.30 - 2.60       (6.83) - (4.66)
                                     2014         --        0.30 - 2.60           1.41 - 3.77
                                     2013       0.05        0.30 - 2.60         43.28 - 46.61

  LMPVET QS Variable                 2017       2.30        1.17 - 1.90         11.42 - 12.23
     Conservative Growth             2016       2.28        1.17 - 1.90           5.41 - 6.18
     Subaccount                      2015       1.90        1.17 - 1.90       (3.05) - (2.33)
                                     2014       2.36        1.17 - 1.90           2.93 - 3.69
                                     2013       1.96        1.17 - 1.90         13.16 - 13.99



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET QS Variable Growth      2017    10,586,246       1.88 - 2.60      21,581,386
     Subaccount                  2016    11,742,495       1.60 - 2.20      20,311,234
                                 2015    13,074,765       1.51 - 2.05      21,126,287
                                 2014    14,489,682       1.57 - 2.12      24,272,556
                                 2013    16,420,256       1.53 - 2.05      26,611,146

  LMPVET QS Variable Moderate    2017    14,659,035       1.89 - 2.51      29,571,019
     Growth Subaccount           2016    17,102,253       1.65 - 2.17      30,093,587
                                 2015    18,733,090       1.56 - 2.04      30,991,123
                                 2014    21,841,591       1.62 - 2.10      37,227,976
                                 2013    25,062,174       1.57 - 2.02      41,240,143

  LMPVIT Western Asset Core      2017    25,751,135       1.75 - 3.15      56,825,306
     Plus Subaccount             2016    28,322,927       1.65 - 3.02      60,157,955
                                 2015    32,101,360       1.62 - 2.92      66,305,234
                                 2014    37,890,107       1.61 - 2.92      78,692,683
                                 2013    44,750,902       1.65 - 2.96      94,954,012

  LMPVIT Western Asset           2017     2,624,916       1.53 - 2.65       5,506,595
     Variable Global High Yield  2016     2,810,318       1.44 - 2.47       5,438,686
     Bond Subaccount             2015     3,405,003       1.28 - 2.17       5,805,010
                                 2014     4,116,947       1.40 - 2.34       7,593,996
                                 2013     4,982,108       1.45 - 2.40       9,465,032

  Morgan Stanley Multi           2017       235,084       3.19 - 3.86         843,503
     Cap Growth Subaccount       2016       274,685       2.18 - 2.65         678,520
                                 2015       302,631       2.31 - 2.80         790,647
                                 2014       367,876       2.18 - 2.64         914,004
                                 2013       499,433       2.11 - 2.66       1,210,400

  Pioneer VCT Mid Cap Value      2017     6,893,599       1.96 - 3.16      19,106,036
     Subaccount                  2016     7,793,599       1.77 - 2.84      19,478,488
                                 2015     9,348,957       1.56 - 2.48      20,514,005
                                 2014    11,449,417       1.72 - 2.69      27,355,302
                                 2013    13,948,854       1.54 - 2.38      29,462,183

  Pioneer VCT Real Estate        2017     2,056,973       2.11 - 3.51       6,348,577
     Shares Subaccount           2016     2,487,870       2.08 - 3.45       7,545,087
                                 2015     2,872,791       2.00 - 3.31       8,432,222
                                 2014     3,456,891       1.95 - 3.22       9,986,466
                                 2013     4,679,392       1.52 - 2.50      10,515,684

  TAP 1919 Variable Socially     2017    10,714,035       1.51 - 5.04      35,135,405
     Responsive Balanced         2016    12,016,499       1.31 - 4.37      34,122,083
     Subaccount                  2015    13,640,111       1.25 - 4.17      36,506,368
                                 2014    15,783,435       1.29 - 4.29      43,091,030
                                 2013    17,650,098       1.20 - 3.98      44,216,482

  VIF Growth Subaccount          2017     2,315,867       2.17 - 4.37       7,108,200
                                 2016     2,605,136       1.54 - 3.11       5,650,496
                                 2015     2,947,999       1.59 - 3.23       6,666,780
                                 2014     3,258,928       1.44 - 2.93       6,688,278
                                 2013     3,897,642       1.35 - 2.81       7,732,651

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Growth      2017       1.79        1.17 - 1.90        17.10 - 17.95
     Subaccount                  2016       1.41        1.17 - 1.90          6.46 - 7.24
                                 2015       1.32        1.17 - 1.90      (4.07) - (3.37)
                                 2014       1.71        1.17 - 1.90          2.72 - 3.47
                                 2013       1.60        1.17 - 1.90        24.12 - 25.03

  LMPVET QS Variable Moderate    2017       2.03        1.17 - 1.90        14.54 - 15.37
     Growth Subaccount           2016       2.04        1.17 - 1.90          5.96 - 6.74
                                 2015       1.66        1.17 - 1.90      (3.64) - (2.93)
                                 2014       1.84        1.17 - 1.90          2.93 - 3.69
                                 2013       1.51        1.17 - 1.90        19.53 - 20.40

  LMPVIT Western Asset Core      2017       4.21        0.30 - 2.60          3.04 - 5.43
     Plus Subaccount             2016       2.15        0.30 - 2.60          1.86 - 4.23
                                 2015       1.44        0.30 - 2.60        (1.40) - 0.89
                                 2014       6.77        0.30 - 2.60      (2.89) - (0.63)
                                 2013       6.79        0.30 - 2.60          6.41 - 8.88

  LMPVIT Western Asset           2017       5.14        1.40 - 2.60          5.87 - 7.15
     Variable Global High Yield  2016       5.97        1.40 - 2.60        12.64 - 14.00
     Bond Subaccount             2015       5.63        1.40 - 2.60      (8.26) - (7.15)
                                 2014       6.42        1.40 - 2.60      (3.69) - (2.53)
                                 2013       5.42        1.40 - 2.60          3.54 - 4.79

  Morgan Stanley Multi           2017         --        2.00 - 2.50        45.34 - 46.07
     Cap Growth Subaccount       2016         --        1.85 - 2.50      (6.03) - (5.41)
                                 2015         --        1.85 - 2.50          5.66 - 6.35
                                 2014         --        1.85 - 2.50          2.84 - 3.51
                                 2013       0.23        1.60 - 2.50        46.66 - 47.99

  Pioneer VCT Mid Cap Value      2017       0.62        1.40 - 2.70         9.87 - 11.30
     Subaccount                  2016       0.48        1.40 - 2.75        13.08 - 14.61
                                 2015       0.55        1.40 - 2.75      (8.89) - (7.66)
                                 2014       0.66        1.40 - 2.75        11.69 - 13.20
                                 2013       0.74        1.40 - 2.75        29.15 - 30.91

  Pioneer VCT Real Estate        2017       2.27        1.55 - 2.70          0.56 - 1.72
     Shares Subaccount           2016       3.21        1.55 - 2.70          3.00 - 4.19
                                 2015       2.02        1.55 - 2.70          1.73 - 2.91
                                 2014       2.29        1.50 - 2.70        27.08 - 28.62
                                 2013       2.09        1.50 - 2.65        (1.12) - 0.03

  TAP 1919 Variable Socially     2017       1.03        0.30 - 2.30        14.10 - 16.40
     Responsive Balanced         2016       0.91        0.30 - 2.30          3.82 - 5.92
     Subaccount                  2015       1.19        0.30 - 2.50      (4.14) - (2.01)
                                 2014       0.85        0.30 - 2.50          6.61 - 8.98
                                 2013       0.84        0.30 - 2.50        15.78 - 18.35

  VIF Growth Subaccount          2017         --        1.40 - 2.50        39.63 - 41.16
                                 2016         --        1.40 - 2.50      (4.06) - (3.00)
                                 2015         --        1.40 - 2.50         9.47 - 10.68
                                 2014         --        1.40 - 2.50          3.73 - 4.88
                                 2013       0.46        1.40 - 2.50        44.42 - 46.02

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          Brighthouse
                                                                            Accumulated  Life Insurance
                                                Additional    Retained         Other       Company's
                                     Common      Paid-in      Earnings     Comprehensive Stockholder's  Noncontrolling   Total
                                     Stock       Capital      (Deficit)    Income (Loss)     Equity       Interests      Equity
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622    $    19,094    $       --    $ 19,094
Capital contributions from
 MetLife, Inc......................                     202          --                            202                       202
Dividends paid to MetLife, Inc.....                      --        (500)                          (500)                     (500)
Returns of capital.................                     (50)                                       (50)                      (50)
Net income (loss)..................                                 918              --            918                       918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)        (1,028)                   (1,028)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2015.......        75        16,850         117           1,594         18,636            --      18,636
Capital contributions from
 MetLife, Inc......................                   1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc.....                                (261)                          (261)                     (261)
Returns of capital.................                     (26)                                       (26)                      (26)
Net income (loss)..................                              (2,775)                        (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)          (346)                     (346)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248         16,865            --      16,865
Sale of operating joint venture
 interest to a former affiliate....                     202                                        202                       202
Returns of capital (Note 3)........                  (2,737)                                    (2,737)                   (2,737)
Capital contributions..............                   3,147                                      3,147                     3,147
Change in equity of noncontrolling
 interests.........................                                                                 --            15          15
Net income (loss)..................                                (883)                          (883)                     (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330             --                        --
Other comprehensive income (loss),
 net of income tax.................                                                 259            259                       259
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837    $    16,853    $       15    $ 16,868
                                    ========= =============  ==========    ============= ============== ============== =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

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                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2017

   (3)   Statements of Operations for the year ended December 31, 2017

   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016

   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1(a). Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(b). Resolutions of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account PF for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File Nos. 333-152259/811-21262,
                      filed November 20, 2008.)


1(c). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152259/811-21262, filed April 7,
                      2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Distribution Company (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(c).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


3(f).                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



3(g).                 Form of Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Brighthouse Separate Account A's to Post-Effective Amendment No. 7 to Form N-4 (Files Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.)



4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72334, filed January 23, 2002.)


4(b). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(f). Company Name Change Endorsement effective November 17, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2014.)


4(g). Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(a)(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


6(d).                 Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


7(a). Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)


7(b). Variable Annuity Death Benefit Reinsurance Agreement (effective June 30, 1998) between The Travelers Life and Annuity Company, The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment No.1, and Notice Letter of termination of new business. (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152258/811-21262,
                      filed April 6, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(d). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(e). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176.) (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


7(f). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(g). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262 filed on April 8,
                      2015.)


7(h). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 6, 2016.)


8(a). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(a)(ii).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)


8(b). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(b)(iii).            Amendment to Participation Agreement among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.


8(b)(iv).             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)


8(c). Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)



8(c)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



8(d). Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(d)(iii).            Amendment No. 7 to the Amended and Restated Participation
                      Agreement among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(d)(iv).             Amendment to Participation Agreement between Franklin
                      Templeton Variable Insurance Products Trust,
                      Franklin/Templeton Distributors, Inc., MetLife Insurance
                      Company of Connecticut and MetLife Investors Distribution
                      Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective
                      Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 6,
                      2016.)



8(d)(v). Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vii) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2018.)



8(e). Participation Agreement among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Second Amendment to Participation Agreement among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed November 17, 2014.)


8(f). Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


8(f)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(g). Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)


8(g)(i). Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (Incorporated herein by reference to Exhibit 8(f)(ii) to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 6, 2016.)


8(h). Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(h)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)


8(h)(iii).            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed November 17, 2014.)



8(h)(iv).             Amendment to Participation Agreement Among AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds,
                      Invesco Distributors, Inc., Brighthouse Life Insurance
                      Company and Brighthouse Securities, LLC (03-06-17).
                      (Incorporated herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 28 to Brighthouse Separate
                      Account Eleven for Variables Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



8(i). Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i)(i). Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014). (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos.
                      333-200247/811-05200, filed November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(i)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)



8(i)(iv).             Amended and Restated Participation Agreement Among
                      Variable Insurance Products Funds, Fidelity Distributors
                      Corporation and Brighthouse Life Insurance Company
                      (effective 03-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 28 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 4, 2018.)



8(j). Participation Agreement and Amendment Nos. 1 - 5 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 9, 2009.)


8(j)(i). Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 by and among MetLife Insurance Company of Connecticut, AllianceBernstein L.P., AllianceBernstein Variable Insurance Products and AllianceBernstein Investments, Inc.. (Incorporated herein by reference to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)


8(j)(ii).             Amendment No. 7 to the Participation Agreement dated
                      November 1, 1999 among MetLife Insurance Company of
                      Connecticut, Travelers Distribution, LLC, Alliance
                      Bernstein L.P., AllianceBernsteinVariable Products Series
                      Fund, Inc. and AllianceBernstein Investments, Inc.
                      (Incorporated herein by reference to Exhibit 8(j)(ii) to MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262 filed on April 9, 2015.)


8(k). Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to MetLife of CT Separate Account Eleven's Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit
                      9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152259/811-21262 filed November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277

NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277

Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277

James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 177,342 owners of qualified contracts and 38,729 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                 (1)                  NET UNDERWRITING         (3)             (4)
          NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
             UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
------------------------------------ ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC+........$599,512,866       $0                $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse
      Securities, LLC was the recipient of these commissions thereafter.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


   (d)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
              33647

   (e)        Brighthouse Financial, One Financial Center, 21st Floor, Boston,
              MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 4th day of April, 2018.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April, 2018.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert
/s/ Peter M. Carlson*      Director and Vice President
------------------------
Peter M. Carlson
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Conor E. Murphy*       Director
------------------------
Conor E. Murphy
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact

       April 4, 2018



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney